UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210
(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31
Date of reporting period: April 30, 2017

Item 1. Schedule of Investments.

John Hancock

Technical Opportunities Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsTechnical Opportunities Fund

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 99.4%		$619,677,746
(Cost $551,628,780)
Consumer discretionary 15.4%		96,021,687
Auto components 0.6%
Stanley Electric Company, Ltd.	133,182	3,899,852
Automobiles 1.9%
Geely Automobile Holdings, Ltd.	3,177,858	4,281,702
Tesla, Inc. (I)(L)	22,833	7,171,160
Hotels, restaurants and leisure 6.5%
China Lodging Group, Ltd., ADR (I)	74,140	5,262,457
Dave & Buster's Entertainment, Inc. (I)	86,200	5,517,662
Las Vegas Sands Corp.	143,982	8,493,498
Melco Resorts & Entertainment, Ltd., ADR	323,568	7,102,318
The Cheesecake Factory, Inc.	85,948	5,514,424
Wynn Resorts, Ltd.	71,206	8,759,050
Internet and direct marketing retail 4.3%
Ctrip.com International, Ltd., ADR (I)	62,123	3,137,833
Expedia, Inc.	52,500	7,020,300
MakeMyTrip, Ltd. (I)(L)	104,508	4,013,107
Netflix, Inc. (I)	84,464	12,855,421
Media 1.5%
Nexstar Media Group, Inc.	67,270	4,641,630
Sinclair Broadcast Group, Inc., Class A	117,795	4,647,013
Specialty retail 0.6%
Best Buy Company, Inc.	71,497	3,704,260
Financials 16.6%		103,560,188
Banks 9.5%
ABN AMRO Group NV (S)	200,922	5,274,851
Banco do Brasil SA	423,610	4,384,174
Banco Santander SA, ADR (L)	819,920	5,345,878
BancorpSouth, Inc.	117,443	3,576,139
Bank of America Corp.	437,720	10,216,385
Citigroup, Inc.	138,301	8,176,355
Comerica, Inc.	100,194	7,083,716
Itau Unibanco Holding SA, ADR	381,833	4,696,546
JPMorgan Chase & Co.	55,159	4,798,833
Webster Financial Corp.	55,279	2,808,726
Wintrust Financial Corp.	41,569	2,945,579
Capital markets 3.8%
Credit Suisse Group AG (I)	321,644	4,905,381
Deutsche Bank AG	372,635	6,733,514
Moelis & Company, Class A	97,413	3,575,057
Morgan Stanley	196,642	8,528,364
Insurance 2.0%
Lincoln National Corp.	65,876	4,343,205
Tokio Marine Holdings, Inc.	86,191	3,634,119
Unum Group	93,240	4,319,809

2SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 1.3%
Federal Agricultural Mortgage Corp., Class C	56,181	$3,205,126
LendingTree, Inc. (I)(L)	35,546	5,008,431
Health care 9.7%		60,728,867
Biotechnology 7.7%
Bluebird Bio, Inc. (I)	43,074	3,831,432
Blueprint Medicines Corp. (I)	74,526	3,471,421
Exelixis, Inc. (I)	279,599	6,263,018
Genmab A/S (I)	22,710	4,518,716
Incyte Corp. (I)	72,203	8,973,389
Kite Pharma, Inc. (I)(L)	75,047	6,159,858
TESARO, Inc. (I)(L)	58,254	8,597,708
Vertex Pharmaceuticals, Inc. (I)	51,320	6,071,156
Health care technology 1.0%
Veeva Systems, Inc., Class A (I)	121,693	6,525,179
Pharmaceuticals 1.0%
Aerie Pharmaceuticals, Inc. (I)	143,405	6,316,990
Industrials 6.7%		41,766,555
Aerospace and defense 1.0%
BAE Systems PLC	758,842	6,163,292
Air freight and logistics 0.8%
XPO Logistics, Inc. (I)(L)	97,781	4,829,404
Construction and engineering 0.5%
ACS Actividades de Construccion y Servicios SA	84,303	3,125,017
Electrical equipment 1.4%
Prysmian SpA	109,296	3,156,177
Rockwell Automation, Inc.	35,501	5,586,082
Machinery 2.1%
Daifuku Company, Ltd.	261,754	6,616,524
Harmonic Drive Systems, Inc. (L)	96,405	3,029,771
Lincoln Electric Holdings, Inc.	42,663	3,798,287
Road and rail 0.9%
Knight Transportation, Inc. (L)	159,242	5,462,001
Information technology 49.9%		310,997,018
Communications equipment 9.5%
Applied Optoelectronics, Inc. (I)(L)	142,354	7,030,864
Finisar Corp. (I)	562,028	12,836,720
Lumentum Holdings, Inc. (I)	331,384	14,166,666
Oclaro, Inc. (I)(L)	2,320,309	18,585,675
Viavi Solutions, Inc. (I)	682,483	6,824,830
Electronic equipment, instruments and components 6.5%
AAC Technologies Holdings, Inc.	530,250	7,772,930
Cognex Corp.	58,003	4,949,976
Coherent, Inc. (I)	41,045	8,849,302
IPG Photonics Corp. (I)	51,021	6,444,973
Keysight Technologies, Inc. (I)	193,578	7,245,625
Universal Display Corp.	55,967	5,000,651

SEE NOTES TO FUND'S INVESTMENTS3

Technical Opportunities Fund

			Shares	Value
Information technology (continued)
Internet software and services 11.4%
	Alibaba Group Holding, Ltd., ADR (I)		145,604	$16,817,262
	Baozun, Inc. ADR (I)(L)		203,559	3,108,346
	Blucora, Inc. (I)		105,870	1,953,302
	Box, Inc., Class A (I)		228,045	3,931,496
	CoStar Group, Inc. (I)		15,831	3,813,530
	NetEase, Inc., ADR		16,163	4,289,499
	SINA Corp. (I)		102,347	7,861,273
	TrueCar, Inc. (I)(L)		330,693	5,793,741
	Weibo Corp., ADR (I)(L)		139,340	7,783,532
	Yandex NV, Class A (I)		329,228	8,974,755
	Zillow Group, Inc., Class C (I)(L)		165,772	6,465,108
IT services 1.0%
	Square, Inc., Class A (I)		340,627	6,213,036
Semiconductors and semiconductor equipment 13.0%
	Amkor Technology, Inc. (I)		544,282	6,411,642
	Applied Materials, Inc.		102,694	4,170,403
	Cabot Microelectronics Corp.		51,239	4,014,576
	Entegris, Inc. (I)		305,908	7,586,518
	FormFactor, Inc. (I)		378,463	4,200,939
	Inphi Corp. (I)(L)		205,117	8,495,946
	Lam Research Corp.		60,824	8,810,356
	Microchip Technology, Inc. (L)		84,260	6,368,370
	Microsemi Corp. (I)		96,855	4,546,374
	MKS Instruments, Inc.		61,939	4,846,727
	NVIDIA Corp.		97,859	10,206,694
	ON Semiconductor Corp. (I)		370,522	5,254,002
	Skyworks Solutions, Inc.		62,016	6,185,476
Software 8.5%
	Autodesk, Inc. (I)		70,580	6,357,141
	Callidus Software, Inc. (I)		191,896	4,039,411
	Ebix, Inc.		70,518	4,350,961
	HubSpot, Inc. (I)		172,626	11,574,573
	Nintendo Company, Ltd.		24,931	6,272,168
	Pegasystems, Inc.		129,289	5,889,114
	ServiceNow, Inc. (I)		71,007	6,708,741
	Zendesk, Inc. (I)		278,045	7,993,794
Materials 1.1%				6,603,431
Chemicals 1.1%
	Albemarle Corp.		60,632	6,603,431
	Yield (%)		Shares	Value
Securities lending collateral 12.5%				$77,635,830
(Cost $77,634,186)
John Hancock Collateral Trust (W)	0.9823(Y	)	7,758,385	77,635,830

4SEE NOTES TO FUND'S INVESTMENTS

Technical Opportunities Fund

	Par value^	Value
Short-term investments 0.7%		$4,100,000
(Cost $4,100,000)
Repurchase agreement 0.7%		4,100,000
Bank of America Tri-Party Repurchase Agreement dated 4-28-17 at 0.790% to be repurchased at $4,100,270 on 5-1-17, collateralized by $4,012,901 Government National Mortgage Association, 3.500% due 9-20-46 (valued at $4,182,001, including interest)	4,100,000	4,100,000
Total investments (Cost $633,362,966)† 112.6%		$701,413,576
Other assets and liabilities, net (12.6%)		($78,301,063)
Total net assets 100.0%		$623,112,513

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17. The value of securities on loan amounted to $75,240,313.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $636,468,406. Net unrealized appreciation aggregated to $64,945,170, of which $74,698,355 related to appreciated investment securities and $9,753,185 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 4-30-17:

United States	75.6%
China	9.7%
Japan	3.8%
Brazil	1.5%
Russia	1.4%
Spain	1.4%
Hong Kong	1.1%
Germany	1.1%
United Kingdom	1.0%
Other countries	3.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017 by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$96,021,687	$87,840,133	$8,181,554	—
Financials	103,560,188	89,745,837	13,814,351	—
Health care	60,728,867	56,210,151	4,518,716	—
Industrials	41,766,555	19,675,774	22,090,781	—
Information technology	310,997,018	296,951,920	14,045,098	—
Materials	6,603,431	6,603,431	—	—
Securities lending collateral	77,635,830	77,635,830	—	—
Short-term investments	4,100,000	—	4,100,000	—
Total investments in securities	$701,413,576	$634,663,076	$66,750,500	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	347Q3	04/17
This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.		6/17

John Hancock

Global Income Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsGlobal Income Fund

As of 4-30-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 55.8%					$176,935,647
(Cost $173,682,575)
Argentina 0.2%					803,818
Cablevision SA (S)	6.500		06-15-21	220,000	234,300
Pampa Energia SA (S)	7.500		01-24-27	292,000	310,980
Petrobras Argentina SA (S)	7.375		07-21-23	242,000	258,538
Austria 0.0%					135,843
ESAL GmbH (S)	6.250		02-05-23	134,000	135,843
Azerbaijan 0.1%					242,833
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	245,000	242,833
Brazil 2.1%					6,581,701
Brazil Loan Trust 1	5.477		07-24-23	180,182	182,885
Brazil Loan Trust 1 (S)	5.477		07-24-23	1,211,380	1,229,550
Brazil Minas SPE	5.333		02-15-28	3,333,000	3,291,338
GTL Trade Finance, Inc. (S)	5.893		04-29-24	128,000	130,432
Marfrig Holdings Europe BV (S)	8.000		06-08-23	232,000	245,688
Petrobras Global Finance BV	8.750		05-23-26	1,288,000	1,501,808
Canada 1.7%					5,253,788
Cascades, Inc. (S)	5.500		07-15-22	930,000	936,975
Hudbay Minerals, Inc. (S)	7.250		01-15-23	940,000	999,925
Mercer International, Inc.	7.750		12-01-22	890,000	954,525
New Gold, Inc. (S)	6.250		11-15-22	510,000	520,200
Norbord, Inc. (S)	6.250		04-15-23	865,000	921,225
Quebecor Media, Inc.	5.750		01-15-23	875,000	920,938
Chile 0.5%					1,456,466
Banco del Estado de Chile (S)	3.875		02-08-22	164,000	170,236
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	591,000	595,630
Corporacion Nacional del Cobre de Chile (S)	6.150		10-24-36	255,000	298,480
Corporacion Nacional del Cobre de Chile	6.150		10-24-36	335,000	392,120
China 0.7%					2,219,639
Sinopec Group Overseas Development 2013, Ltd.	4.375		10-17-23	325,000	345,452
Sinopec Group Overseas Development 2014, Ltd.	4.375		04-10-24	1,414,000	1,495,943
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.150		06-02-26	389,000	378,244
Costa Rica 0.2%					499,899
Banco Nacional de Costa Rica (S)	5.875		04-25-21	485,000	499,899
France 0.1%					484,150
SFR Group SA (S)	7.375		05-01-26	460,000	484,150
Germany 0.2%					656,580
Unitymedia GmbH (S)	6.125		01-15-25	615,000	656,580
Hong Kong 0.0%					136,144
Studio City Company, Ltd. (S)	7.250		11-30-21	127,000	136,144
India 0.1%					433,532
Vedanta Resources PLC (S)	6.375		07-30-22	402,000	407,427
Vedanta Resources PLC (S)	8.250		06-07-21	24,000	26,105
Indonesia 0.7%					2,355,660
Pertamina Persero PT	5.250		05-23-21	352,000	376,181
Pertamina Persero PT	6.450		05-30-44	1,180,000	1,331,104

2SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Indonesia (continued)
Perusahaan Listrik Negara PT	5.250		10-24-42		650,000	$648,375
Ireland 0.8%						2,417,538
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		1,010,000	1,099,638
Mallinckrodt International Finance SA (S)	5.625		10-15-23		1,380,000	1,317,900
Jamaica 0.1%						165,348
Digicel Group, Ltd. (S)	7.125		04-01-22		198,000	165,348
Kazakhstan 0.7%						2,238,633
KazAgro National Management Holding JSC (S)	4.625		05-24-23		402,000	396,706
KazMunayGas National Company JSC (S)	6.375		04-09-21		501,000	549,990
KazMunayGas National Company JSC	6.375		04-09-21		670,000	735,462
KazMunayGas National Company JSC	7.000		05-05-20		507,000	556,475
Luxembourg 1.9%						5,960,684
Altice Luxembourg SA (S)	7.750		05-15-22		610,000	648,125
Cosan Luxembourg SA (S)	7.000		01-20-27		230,000	240,074
Dana Financing Luxembourg Sarl (S)	6.500		06-01-26		1,140,000	1,194,150
Intelsat Jackson Holdings SA	5.500		08-01-23		760,000	648,850
Minerva Luxembourg SA (S)	6.500		09-20-26		237,000	235,220
Rumo Luxembourg Sarl (S)	7.375		02-09-24		163,000	169,846
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (S)	5.500		02-26-24		1,130,000	1,159,663
Wind Acquisition Finance SA (S)	4.750		07-15-20		625,000	635,156
Wind Acquisition Finance SA (S)	7.375		04-23-21		990,000	1,029,600
Malaysia 0.9%						2,882,253
1MDB Global Investments, Ltd.	4.400		03-09-23		3,100,000	2,882,253
Mexico 3.2%						10,001,675
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26		758,000	744,735
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800		08-11-26		857,000	842,003
Cemex SAB de CV (S)	5.700		01-11-25		34,000	35,530
Cemex SAB de CV (S)	6.125		05-05-25		82,000	88,044
Comision Federal de Electricidad (S)	4.875		01-15-24		295,000	305,694
Petroleos Mexicanos	4.500		01-23-26		191,000	185,270
Petroleos Mexicanos (P)(S)	4.770		03-11-22		179,000	194,421
Petroleos Mexicanos (S)	5.375		03-13-22		346,000	363,733
Petroleos Mexicanos	5.500		01-21-21		40,000	42,400
Petroleos Mexicanos	5.500		06-27-44		480,000	421,200
Petroleos Mexicanos	5.625		01-23-46		439,000	390,820
Petroleos Mexicanos	6.000		03-05-20		94,000	101,332
Petroleos Mexicanos	6.375		02-04-21		275,000	299,406
Petroleos Mexicanos	6.375		01-23-45		669,000	654,884
Petroleos Mexicanos (S)	6.500		03-13-27		567,000	613,778
Petroleos Mexicanos	6.750		09-21-47		2,278,000	2,323,332
Petroleos Mexicanos	6.875		08-04-26		1,971,000	2,202,593
Petroleos Mexicanos	9.500		09-15-27		154,000	192,500
Morocco 0.1%						386,073
OCP SA (S)	5.625		04-25-24		362,000	386,073
Netherlands 0.5%						1,597,993
Nyrstar Netherlands Holdings BV (S)	6.875		03-15-24	EUR	800,000	875,568
UPCB Finance IV, Ltd. (S)	5.375		01-15-25		710,000	722,425

SEE NOTES TO FUND'S INVESTMENTS3

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Russia 0.3%					$853,855
Vnesheconombank	6.902		07-09-20	778,000	853,855
South Africa 0.1%					291,638
Eskom Holdings SOC, Ltd. (S)	5.750		01-26-21	143,000	143,536
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25	144,000	148,102
United Kingdom 1.0%					3,119,796
Anglo American Capital PLC (S)	4.125		09-27-22	935,000	953,700
Anglo American Capital PLC (S)	4.875		05-14-25	375,000	390,938
MARB BondCo PLC (S)	7.000		03-15-24	121,000	122,355
Tullow Oil PLC	6.000		11-01-20	98,000	95,305
Tullow Oil PLC	6.250		04-15-22	380,000	363,348
Virgin Media Finance PLC (S)	6.000		10-15-24	1,140,000	1,194,150
United States 38.3%					121,510,315
AECOM (S)	5.125		03-15-27	515,000	515,592
AECOM	5.750		10-15-22	630,000	662,288
Albertsons Companies LLC (S)	6.625		06-15-24	650,000	664,625
AMC Entertainment Holdings, Inc.	5.750		06-15-25	1,190,000	1,227,188
American Axle & Manufacturing, Inc. (S)	6.250		04-01-25	470,000	467,650
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20	670,000	643,200
B&G Foods, Inc.	5.250		04-01-25	235,000	240,588
Block Communications, Inc. (S)	6.875		02-15-25	800,000	862,000
Boise Cascade Company (S)	5.625		09-01-24	935,000	960,713
Boyd Gaming Corp.	6.375		04-01-26	585,000	630,338
Cable One, Inc. (S)	5.750		06-15-22	835,000	874,663
Cablevision Systems Corp.	5.875		09-15-22	2,295,000	2,355,244
Callon Petroleum Company (S)	6.125		10-01-24	635,000	665,163
Calpine Corp.	5.750		01-15-25	1,130,000	1,093,275
CCO Holdings LLC (S)	5.125		05-01-27	965,000	984,300
CCO Holdings LLC (S)	5.500		05-01-26	1,885,000	1,978,081
CenturyLink, Inc.	5.625		04-01-25	460,000	449,075
CenturyLink, Inc.	7.650		03-15-42	660,000	607,200
CF Industries, Inc.	5.150		03-15-34	1,645,000	1,488,725
Chobani LLC (S)	7.500		04-15-25	1,120,000	1,155,000
Cinemark USA, Inc.	4.875		06-01-23	175,000	177,625
Cinemark USA, Inc.	5.125		12-15-22	725,000	746,750
Cleaver-Brooks, Inc. (S)	8.750		12-15-19	606,000	625,695
Cogent Communications Group, Inc. (S)	5.375		03-01-22	740,000	764,050
Community Health Systems, Inc.	6.250		03-31-23	1,080,000	1,098,900
Continental Resources, Inc.	4.900		06-01-44	820,000	711,350
Continental Resources, Inc.	5.000		09-15-22	990,000	998,663
Cott Holdings, Inc. (S)	5.500		04-01-25	950,000	966,625
Covanta Holding Corp.	5.875		07-01-25	925,000	922,688
CyrusOne LP (S)	5.000		03-15-24	545,000	559,988
Dean Foods Company (S)	6.500		03-15-23	1,125,000	1,186,875
Denbury Resources, Inc. (S)	9.000		05-15-21	654,000	689,970
Diamondback Energy, Inc. (S)	4.750		11-01-24	1,150,000	1,152,875
Diebold Nixdorf, Inc.	8.500		04-15-24	715,000	797,225
DISH DBS Corp.	7.750		07-01-26	2,755,000	3,226,794
Dynegy, Inc.	6.750		11-01-19	565,000	573,475
Dynegy, Inc. (S)	8.000		01-15-25	785,000	718,275
Eagle II Acquisition Company LLC (S)	6.000		04-01-25	660,000	682,275
Endo Finance LLC (S)	5.875		10-15-24	245,000	249,594

4SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Endo Finance LLC (S)	6.000		02-01-25	1,150,000	$971,175
Energizer Holdings, Inc. (S)	5.500		06-15-25	825,000	860,063
Envision Healthcare Corp.	5.625		07-15-22	730,000	753,105
EP Energy LLC	6.375		06-15-23	905,000	681,013
EP Energy LLC (S)	8.000		02-15-25	665,000	591,850
EP Energy LLC	9.375		05-01-20	340,000	322,150
Flex Acquisition Company, Inc. (S)	6.875		01-15-25	720,000	741,600
Freeport-McMoRan, Inc.	3.550		03-01-22	775,000	728,500
Freeport-McMoRan, Inc.	5.400		11-14-34	245,000	218,050
Frontier Communications Corp.	9.000		08-15-31	1,569,000	1,341,495
FTS International, Inc.	6.250		05-01-22	680,000	588,200
Gates Global LLC (S)	6.000		07-15-22	760,000	763,800
GCI, Inc.	6.875		04-15-25	635,000	682,625
GenOn Energy, Inc.	9.500		10-15-18	1,750,000	1,093,750
Golden Nugget, Inc. (S)	8.500		12-01-21	605,000	645,838
Gray Television, Inc. (S)	5.875		07-15-26	1,235,000	1,278,225
Griffon Corp.	5.250		03-01-22	1,275,000	1,303,688
HCA, Inc.	5.250		06-15-26	440,000	469,150
HCA, Inc.	5.375		02-01-25	935,000	973,569
HealthSouth Corp.	5.750		11-01-24	840,000	855,750
Hot Topic, Inc. (S)	9.250		06-15-21	635,000	646,113
Hughes Satellite Systems Corp. (S)	6.625		08-01-26	585,000	601,088
IASIS Healthcare LLC	8.375		05-15-19	335,000	326,625
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	960,000	1,003,200
JC Penney Corp., Inc.	7.400		04-01-37	635,000	519,113
Kaiser Aluminum Corp.	5.875		05-15-24	895,000	948,700
L Brands, Inc.	6.875		11-01-35	675,000	665,550
Landry's, Inc. (S)	6.750		10-15-24	725,000	759,438
Laredo Petroleum, Inc.	5.625		01-15-22	525,000	526,969
Laredo Petroleum, Inc.	7.375		05-01-22	740,000	768,675
Level 3 Communications, Inc.	5.750		12-01-22	515,000	536,244
Level 3 Financing, Inc.	5.250		03-15-26	315,000	324,869
Levi Strauss & Company	5.000		05-01-25	655,000	675,469
LIN Television Corp.	5.875		11-15-22	935,000	977,075
Louisiana-Pacific Corp.	4.875		09-15-24	600,000	607,500
Masonite International Corp. (S)	5.625		03-15-23	925,000	959,688
MasTec, Inc.	4.875		03-15-23	1,435,000	1,435,000
MGM Resorts International	6.625		12-15-21	435,000	488,288
Micron Technology, Inc.	5.500		02-01-25	312,000	326,040
Murphy Oil Corp.	4.700		12-01-22	510,000	498,525
Murphy Oil Corp.	6.875		08-15-24	415,000	441,975
Murphy Oil USA, Inc.	5.625		05-01-27	520,000	533,000
NCI Building Systems, Inc. (S)	8.250		01-15-23	705,000	768,450
NCR Corp.	5.000		07-15-22	825,000	841,500
Nexstar Broadcasting, Inc. (S)	5.625		08-01-24	990,000	1,014,750
Novelis Corp. (S)	6.250		08-15-24	795,000	840,713
NRG Energy, Inc.	6.250		07-15-22	1,495,000	1,523,121
Nuance Communications, Inc. (S)	5.625		12-15-26	655,000	677,106
Oasis Petroleum, Inc.	6.875		03-15-22	1,095,000	1,108,688
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	715,000	765,050
Park-Ohio Industries, Inc. (S)	6.625		04-15-27	830,000	850,750
Parker Drilling Company	7.500		08-01-20	780,000	725,400
PetSmart, Inc. (S)	7.125		03-15-23	1,320,000	1,204,500

SEE NOTES TO FUND'S INVESTMENTS5

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Pilgrim's Pride Corp. (S)	5.750		03-15-25	1,255,000	$1,305,200
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24	1,045,000	1,078,963
Pinnacle Foods Finance LLC	5.875		01-15-24	1,000,000	1,066,250
Post Holdings, Inc. (S)	5.000		08-15-26	675,000	671,625
Post Holdings, Inc. (S)	5.500		03-01-25	760,000	794,200
PTC, Inc.	6.000		05-15-24	580,000	620,600
QEP Resources, Inc.	5.375		10-01-22	1,355,000	1,338,063
Range Resources Corp. (S)	5.000		03-15-23	865,000	856,350
Revlon Consumer Products Corp.	5.750		02-15-21	820,000	815,900
Revlon Consumer Products Corp.	6.250		08-01-24	790,000	768,275
Rivers Pittsburgh Borrower LP (S)	6.125		08-15-21	205,000	207,220
Rowan Companies, Inc.	7.375		06-15-25	1,075,000	1,061,563
RSI Home Products, Inc. (S)	6.500		03-15-23	890,000	921,150
RSP Permian, Inc. (S)	5.250		01-15-25	505,000	512,575
Safeway, Inc.	7.250		02-01-31	800,000	774,000
Seagate HDD Cayman	4.875		06-01-27	945,000	915,282
SESI LLC	7.125		12-15-21	1,050,000	1,060,500
Signode Industrial Group Lux SA (S)	6.375		05-01-22	650,000	669,572
Sinclair Television Group, Inc. (S)	5.625		08-01-24	1,225,000	1,273,816
SM Energy Company	5.625		06-01-25	340,000	324,700
SM Energy Company	6.125		11-15-22	850,000	862,750
Southwestern Energy Company	6.700		01-23-25	1,275,000	1,268,625
Spectrum Brands, Inc.	6.125		12-15-24	770,000	820,574
Sprint Capital Corp.	8.750		03-15-32	2,370,000	2,916,569
SPX FLOW, Inc. (S)	5.625		08-15-24	1,325,000	1,341,563
Standard Industries, Inc. (S)	5.375		11-15-24	955,000	995,588
Summit Materials LLC	6.125		07-15-23	395,000	413,763
Symantec Corp. (S)	5.000		04-15-25	575,000	594,406
T-Mobile USA, Inc.	5.375		04-15-27	855,000	914,850
T-Mobile USA, Inc.	6.500		01-15-26	1,000,000	1,108,750
TEGNA, Inc.	6.375		10-15-23	1,205,000	1,280,313
Terex Corp. (S)	5.625		02-01-25	700,000	715,750
The EW Scripps Company (S)	5.125		05-15-25	1,140,000	1,169,925
The Fresh Market, Inc. (S)	9.750		05-01-23	585,000	486,281
Tops Holding LLC (S)	8.000		06-15-22	885,000	774,375
Tribune Media Company	5.875		07-15-22	1,260,000	1,323,655
Trinseo Materials Operating SCA (S)	6.750		05-01-22	1,140,000	1,202,700
Ultra Resources, Inc. (S)	6.875		04-15-22	595,000	601,694
US Concrete, Inc.	6.375		06-01-24	890,000	930,050
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	1,665,000	1,230,019
Valeant Pharmaceuticals International, Inc. (S)	6.500		03-15-22	565,000	578,419
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20	460,000	403,650
Valvoline, Inc. (S)	5.500		07-15-24	470,000	497,025
Versum Materials, Inc. (S)	5.500		09-30-24	1,120,000	1,163,400
Welbilt, Inc.	9.500		02-15-24	540,000	623,700
Western Digital Corp.	10.500		04-01-24	835,000	985,300
Windstream Services LLC	7.500		04-01-23	923,000	872,235
XPO Logistics, Inc. (S)	6.500		06-15-22	725,000	767,594
Zayo Group LLC (S)	5.750		01-15-27	525,000	557,156
ZF North America Capital, Inc. (S)	4.750		04-29-25	910,000	946,464
Venezuela 1.3%					4,249,793
Petroleos de Venezuela SA	6.000		05-16-24	6,275,500	2,480,893

6SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Venezuela (continued)
Petroleos de Venezuela SA	6.000		11-15-26		4,636,696	$1,768,900
Foreign government obligations 35.7%						$113,198,352
(Cost $111,214,641)
Angola 0.4%						1,382,460
Republic of Angola
Bond (S)	9.500		11-12-25		684,000	716,326
Bond	9.500		11-12-25		636,000	666,134
Argentina 4.1%						12,955,650
Provincia del Chaco Bond	9.375		08-18-24		472,000	464,354
Republic of Argentina
Bond	2.260		12-31-38	EUR	592,000	408,200
Bond	7.820		12-31-33	EUR	4,387,477	5,066,039
Bond	7.820		12-31-33	EUR	4,742,963	5,567,285
GDP-Linked Note (I)	4.417	*	12-15-35	EUR	13,980,249	1,449,772
Azerbaijan 1.1%						3,482,052
Republic of Azerbaijan
Bond	4.750		03-18-24		967,000	984,545
Bond (S)	4.750		03-18-24		2,453,000	2,497,507
Bahrain 0.2%						575,556
Kingdom of Bahrain Bond (S)	7.000		10-12-28		554,000	575,556
Brazil 1.3%						4,140,650
Federative Republic of Brazil
Bond	5.000		01-27-45		1,186,000	1,076,295
Bond	6.000		04-07-26		1,417,000	1,555,158
Note	10.000		01-01-21	BRL	4,630,000	1,509,197
Colombia 1.9%						6,091,120
Bogota Distrito Capital Bond	9.750		07-26-28	COP	1,695,000,000	616,814
Republic of Colombia
Bond	4.000		02-26-24		2,957,000	3,056,060
Bond	4.500		01-28-26		456,000	485,640
Bond	5.000		06-15-45		458,000	462,580
Bond	9.850		06-28-27	COP	1,970,000,000	879,616
Bond	10.375		01-28-33		391,000	590,410
Costa Rica 1.1%						3,339,400
Republic of Costa Rica
Bond	4.250		01-26-23		945,000	917,831
Bond (S)	7.000		04-04-44		759,000	783,569
Bond	7.158		03-12-45		1,575,000	1,638,000
Croatia 0.5%						1,649,723
Republic of Croatia
Bond (S)	5.500		04-04-23		1,424,000	1,545,752
Bond (S)	6.375		03-24-21		94,000	103,971
Dominican Republic 1.8%						5,537,938
Government of Dominican Republic
Bond (S)	5.875		04-18-24		244,000	259,848
Bond (S)	5.950		01-25-27		463,000	484,525
Bond	6.600		01-28-24		1,923,000	2,124,915

SEE NOTES TO FUND'S INVESTMENTS7

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Dominican Republic (continued)
Bond	6.875		01-29-26	753,000	$839,911
Bond (S)	7.450		04-30-44	1,613,000	1,828,739
Ecuador 0.8%					2,641,375
Republic of Ecuador
Bond	7.950		06-20-24	1,539,000	1,469,745
Bond (S)	9.650		12-13-26	758,000	771,265
Bond (S)	10.750		03-28-22	369,000	400,365
Egypt 0.1%					316,084
Arab Republic of Egypt Bond (S)	6.125		01-31-22	304,000	316,084
El Salvador 0.8%					2,649,470
Republic of El Salvador
Bond	5.875		01-30-25	532,000	476,140
Bond	7.375		12-01-19	283,000	284,415
Bond	7.625		02-01-41	342,000	306,945
Bond	7.650		06-15-35	415,000	377,650
Bond (S)	8.250		04-10-32	85,000	82,025
Bond	8.250		04-10-32	1,163,000	1,122,295
Ethiopia 0.1%					434,940
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24	440,000	434,940
Gabon 0.5%					1,603,542
Republic of Gabon
Bond (S)	6.375		12-12-24	572,000	560,131
Bond (S)	6.950		06-16-25	556,000	550,484
Bond	8.200		12-12-17	480,000	492,927
Georgia 0.2%					596,700
Republic of Georgia Bond (S)	6.875		04-12-21	540,000	596,700
Ghana 0.3%					942,193
Republic of Ghana
Bond	8.125		01-18-26	400,000	395,313
Bond	10.750		10-14-30	200,000	241,635
Bond (S)	10.750		10-14-30	253,000	305,245
Honduras 0.1%					431,092
Republic of Honduras Bond (S)	6.250		01-19-27	416,000	431,092
Hungary 0.7%					2,138,842
Republic of Hungary
Bond	5.375		02-21-23	453,000	502,649
Bond	5.750		11-22-23	747,000	849,713
Bond	6.375		03-29-21	696,000	786,480
Indonesia 1.8%					5,555,407
Republic of Indonesia
Bond	3.750		04-25-22	341,000	350,141
Bond	4.125		01-15-25	265,000	272,961
Bond	4.750		01-08-26	2,781,000	2,978,770
Bond	5.250		01-17-42	285,000	306,490
Bond	6.750		01-15-44	158,000	202,941

8SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Indonesia (continued)
Bond	7.750		01-17-38		242,000	$332,879
Bond	8.250		07-15-21	IDR	14,080,000,000	1,111,225
Iraq 0.3%						901,535
Republic of Iraq Bond	5.800		01-15-28		1,008,000	901,535
Ivory Coast 0.9%						2,874,867
Republic of Ivory Coast
Bond	5.375		07-23-24		200,000	194,750
Bond (S)	5.375		07-23-24		871,000	848,046
Bond	5.750		12-31-32		1,161,300	1,114,104
Bond (S)	6.375		03-03-28		246,000	247,299
Bond	6.375		03-03-28		468,000	470,668
Jamaica 0.2%						755,366
Government of Jamaica
Bond	7.625		07-09-25		400,000	462,552
Bond	8.000		03-15-39		252,000	292,814
Jordan 0.1%						219,296
Kingdom of Jordan Bond (S)	5.750		01-31-27		222,000	219,296
Kenya 0.2%						651,166
Republic of Kenya Bond (S)	6.875		06-24-24		643,000	651,166
Lebanon 0.7%						2,251,536
Republic of Lebanon
Bond	5.450		11-28-19		197,000	201,050
Bond	6.375		03-09-20		948,000	987,247
Bond	6.600		11-27-26		539,000	544,606
Bond	6.750		11-29-27		513,000	518,633
Mexico 0.7%						2,358,164
Government of Mexico
Bond	4.350		01-15-47		242,000	225,060
Bond	4.600		01-23-46		506,000	490,820
Bond	4.750		03-08-44		161,000	159,229
Bond	10.000		12-05-24	MXN	23,922,000	1,483,055
Montenegro 0.2%						506,552
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	437,000	506,552
Namibia 0.2%						506,250
Republic of Namibia Bond (S)	5.250		10-29-25		500,000	506,250
Nigeria 0.1%						372,762
Federal Republic of Nigeria
Bond (S)	6.375		07-12-23		193,000	199,002
Bond (S)	7.875		02-16-32		160,000	173,760
Oman 0.5%						1,604,174
Sultanate of Oman
Bond (S)	4.750		06-15-26		402,000	404,180
Bond (S)	6.500		03-08-47		1,114,000	1,199,994

SEE NOTES TO FUND'S INVESTMENTS9

Global Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Panama 0.8%						$2,542,955
Republic of Panama
Bond	6.700		01-26-36		934,000	1,207,195
Bond	8.125		04-28-34		472,000	634,840
Bond	9.375		04-01-29		472,000	700,920
Paraguay 0.2%						708,995
Republic of Paraguay Bond (S)	6.100		08-11-44		658,000	708,995
Peru 0.5%						1,693,124
Republic of Peru
Bond (S)	6.350		08-12-28	PEN	1,250,000	398,844
Bond	6.550		03-14-37		988,000	1,294,280
Philippines 0.5%						1,666,245
Republic of Philippines
Bond	7.750		01-14-31		566,000	808,691
Bond	9.500		02-02-30		540,000	857,554
Poland 0.6%						2,002,323
Republic of Poland
Bond	3.000		03-17-23		234,000	234,337
Bond	3.250		04-06-26		842,000	839,221
Bond	4.000		01-22-24		533,000	562,582
Bond	5.000		03-23-22		333,000	366,183
Romania 0.1%						353,437
Government of Romania Bond (S)	4.375		08-22-23		334,000	353,437
Russia 1.1%						3,495,719
Government of Russia
Bond	4.750		05-27-26		1,400,000	1,479,356
Bond	4.875		09-16-23		400,000	433,399
Bond	7.400		12-07-22	RUB	91,130,000	1,582,964
Serbia 0.4%						1,209,604
Republic of Serbia
Bond (S)	4.875		02-25-20		440,000	458,700
Bond (S)	5.875		12-03-18		207,000	217,771
Bond	7.250		09-28-21		463,000	533,133
South Africa 1.3%						4,080,198
Republic of South Africa
Bond	4.300		10-12-28		1,388,000	1,309,084
Bond	4.665		01-17-24		1,223,000	1,236,018
Bond	4.875		04-14-26		520,000	524,216
Bond	5.875		09-16-25		936,000	1,010,880
Sri Lanka 1.0%						3,207,310
Republic of Sri Lanka
Bond (S)	5.875		07-25-22		1,538,000	1,591,892
Bond	6.250		10-04-20		78,000	82,626
Bond	6.250		07-27-21		606,000	642,303
Bond (S)	6.850		11-03-25		846,000	890,489
Suriname 0.2%						478,740
Republic of Suriname Bond (S)	9.250		10-26-26		474,000	478,740

10SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Trinidad And Tobago 0.1%						$301,433
Republic of Trinidad & Tobago Bond (S)	4.500			08-04-26	312,000	301,433
Turkey 2.4%						7,491,797
Republic of Turkey
Bond	3.250			03-23-23	2,437,000	2,285,906
Bond	4.875			04-16-43	582,000	525,983
Bond	5.750			03-22-24	970,000	1,028,798
Bond	6.000			03-25-27	308,000	329,560
Bond	6.000			01-14-41	103,000	106,770
Bond	6.625			02-17-45	265,000	296,984
Bond	6.875			03-17-36	627,000	710,548
Bond	7.000			03-11-19	404,000	432,280
Bond	7.375			02-05-25	1,530,000	1,774,968
Ukraine 2.7%						8,606,838
Republic of Ukraine
Bond	7.750			09-01-20	123,000	123,512
Bond (S)	7.750			09-01-20	1,205,000	1,214,086
Bond (S)	7.750			09-01-21	2,077,000	2,070,603
Bond (S)	7.750			09-01-22	647,000	631,013
Bond	7.750			09-01-22	732,000	713,297
Bond (S)	7.750			09-01-23	1,619,000	1,563,468
Bond (S)	7.750			09-01-24	1,574,000	1,497,913
Bond (S)	7.750			09-01-25	836,000	792,946
Uruguay 0.9%						2,831,850
Republic of Uruguay Bond	4.375			10-27-27	2,697,000	2,831,850
Venezuela 0.7%						2,044,030
Republic of Venezuela
Bond	7.750			10-13-19	2,688,100	1,617,430
Bond	13.625			08-15-18	540,000	426,600
Zambia 0.3%						1,017,892
Republic of Zambia
Bond	5.375			09-20-22	828,000	778,320
Bond (S)	5.375			09-20-22	89,000	83,705
Bond (S)	8.500			04-14-24	1,000	1,050
Bond (S)	8.970			07-30-27	145,000	154,817
Term loans (M) 3.9%						$12,446,702
(Cost $12,378,155)
Brazil 0.2%						805,568
Brazil ECA Trust	6.250			01-10-18	800,000	805,568
United States 3.7%						11,641,134
Air Medical Group Holdings, Inc.	4.250			04-28-22	398,985	395,992
Albea Beauty Holdings SA (T)			TBD	04-12-24	855,000	849,656
Axalta Coating Systems US Holdings, Inc.	3.647			02-01-23	504,686	509,390
Beacon Roofing Supply, Inc.	3.744			10-01-22	655,025	658,916
Blount International, Inc.	6.000			04-05-23	754,897	763,865
Filtration Group, Inc.	4.304			11-20-20	755,191	758,023
Flex Acquisition Company, Inc.	4.398			12-29-23	780,000	783,416
Gardner Denver, Inc.	4.568			07-30-20	808,966	808,295
Gates Global LLC	4.408			03-29-24	890,139	894,144

SEE NOTES TO FUND'S INVESTMENTS11

Global Income Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Hostess Brands LLC	4.000		08-03-22	700,445	$706,139
Ineos Styrolution US Holding LLC	3.902		09-30-24	945,084	946,265
Lightstone LLC	5.500		01-30-24	872,940	876,893
MacDermid, Inc.	4.500		06-07-20	930,610	934,761
Summit Materials LLC	3.743		07-18-22	707,400	713,590
Vertiv Intermediate Holding II Corp.	5.039		11-30-23	708,804	712,936
Welbilt, Inc.	4.000		03-03-23	326,000	328,853
				Shares	Value
Common stocks 0.6%					$1,785,243
(Cost $6,744,481)
United States 0.6%					1,785,243
Denbury Resources, Inc. (I)				35,700	79,254
Halcon Resources Corp. (I)				36,306	243,250
Midstates Petroleum Company, Inc. (I)				440	8,166
NRG Energy, Inc.				5,899	99,693
Quiksilver, Inc. (I)				10,027	248,670
Vistra Energy Corp.				73,994	1,106,210
Rights 0.1%					$92,493
(Cost $296,900)
Tech Corp. (Expiration Date: 12-31-49) (I)(N)				73,994	92,493
Warrants 0.0%					$10,091
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (I)(N)				9,862	9,862
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20) (I)(N)				3,117	229
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$846
(Cost $0)
Midstates Petroleum Company, Inc. (I)	10.750		10-01-20	945,000	846
			Yield (%)	Shares	Value
Short-term investments 1.9%					$6,104,496
(Cost $6,104,496)
Money market funds 1.9%					6,104,496
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class			1.0323(Y)	6,104,496	6,104,496
Total investments (Cost $310,421,248)† 98.0%					$310,573,870
Other assets and liabilities, net 2.0%					$6,368,732
Total net assets 100.0%					$316,942,602

12SEE NOTES TO FUND'S INVESTMENTS

Global Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,937,606 or 35.6% of the fund's net assets as of 4-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $311,927,246. Net unrealized depreciation aggregated to $1,353,376, of which $7,647,518 related to appreciated investment securities and $9,000,894 related to depreciated investment securities.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	72,626	USD	77,596	JPMorgan Chase Bank N.A.	5/8/2017	$1,540	—	$1,540
EUR	12,108,752	USD	13,236,501	JPMorgan Chase Bank N.A.	5/8/2017	—	($42,253)	(42,253)
EUR	805,300	USD	880,302	JPMorgan Chase Bank N.A.	5/8/2017	—	(2,810)	(2,810)
MXN	28,033,341	USD	1,470,000	Citigroup, Inc.	6/2/2017	10,654	—	10,654
USD	1,509,781	COP	4,304,535,500	Citigroup, Inc.	5/22/2017	51,594	—	51,594
USD	860,070	EUR	805,300	JPMorgan Chase Bank N.A.	5/8/2017	—	(17,421)	(17,421)
USD	12,801,833	EUR	11,986,600	JPMorgan Chase Bank N.A.	5/8/2017	—	(259,313)	(259,313)
USD	211,939	EUR	194,777	JPMorgan Chase Bank N.A.	5/8/2017	—	(299)	(299)
USD	890,384	EUR	813,300	JPMorgan Chase Bank N.A.	6/9/2017	2,689	—	2,689
USD	13,444,652	EUR	12,280,700	JPMorgan Chase Bank N.A.	6/9/2017	40,607	—	40,607
						$107,084	($322,096)	($215,012)

SWAPS

Credit default swaps - Seller

Counterparty	Reference obligation	Implied Credit spread at 4-30-17	Notional amount	Currency		USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase	United Mexican States	1.801%	600,000		USD	$600,000	1.000%	Quarterly	Jun 2026	($53,661)	$16,957	($36,704)
						$600,000				($53,661)	$16,957	($36,704)

SEE NOTES TO FUND'S INVESTMENTS13

Global Income Fund

Derivatives currency abbreviations

COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

14SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$176,935,647	—	$176,935,647	—
Foreign government obligations	113,198,352	—	113,198,352	—
Term loans	12,446,702	—	11,641,134	$805,568
Common stocks	1,785,243	$1,536,573	—	248,670
Rights	92,493	—	—	92,493
Warrants	10,091	9,862	229	—
Escrow certificates	846	—	—	846
Short-term investments	6,104,496	6,104,496	—	—
Total investments in securities	$310,573,870	$7,650,931	$301,775,362	$1,147,577
Other financial instruments:
Forward foreign currency contracts	($215,012)	—	($215,012)	—
Credit default swaps	(36,704)	—	(36,704)	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2017 to take a long position in the exposure of the benchmark credit.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	352Q3	04/17
This report is for the information of the shareholders of John Hancock Global Income Fund.		6/17

John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsShort Duration Credit Opportunities Fund

As of 4-30-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 38.8%					$476,230,539
(Cost $467,900,850)
Consumer discretionary 6.7%					81,912,868
Auto components 0.2%
American Axle & Manufacturing, Inc. (S)	6.250		04-01-25	375,000	373,125
Dana Financing Luxembourg Sarl (S)	6.500		06-01-26	1,195,000	1,251,763
ZF North America Capital, Inc. (S)	4.750		04-29-25	800,000	832,056
Automobiles 0.9%
Ford Motor Credit Company LLC	3.157		08-04-20	3,625,000	3,688,840
General Motors Financial Company, Inc.	4.300		07-13-25	3,100,000	3,155,735
Hyundai Capital America (S)	2.550		02-06-19	3,750,000	3,766,913
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp.	6.375		04-01-26	385,000	414,838
Eagle II Acquisition Company LLC (S)	6.000		04-01-25	680,000	702,950
Golden Nugget, Inc. (S)	8.500		12-01-21	608,000	649,040
Jacobs Entertainment, Inc. (S)	7.875		02-01-24	1,120,000	1,170,400
Landry's, Inc. (S)	6.750		10-15-24	740,000	775,150
MGM Resorts International	6.625		12-15-21	555,000	622,988
Pinnacle Entertainment, Inc. (S)	5.625		05-01-24	1,030,000	1,063,475
Studio City Company, Ltd. (S)	7.250		11-30-21	81,000	86,832
Household durables 0.4%
Newell Brands, Inc.	3.850		04-01-23	3,200,000	3,342,006
RSI Home Products, Inc. (S)	6.500		03-15-23	890,000	921,150
Media 4.1%
21st Century Fox America, Inc.	6.650		11-15-37	2,750,000	3,486,783
Altice Luxembourg SA (S)	7.750		05-15-22	720,000	765,000
AMC Entertainment Holdings, Inc.	5.750		06-15-25	940,000	969,375
Block Communications, Inc. (S)	6.875		02-15-25	935,000	1,007,463
Cable One, Inc. (S)	5.750		06-15-22	880,000	921,800
Cablevision Systems Corp.	5.875		09-15-22	2,380,000	2,442,475
CBS Corp.	4.850		07-01-42	3,275,000	3,340,097
CCO Holdings LLC (S)	5.125		05-01-27	995,000	1,014,900
CCO Holdings LLC (S)	5.500		05-01-26	1,770,000	1,857,403
Charter Communications Operating LLC (S)	5.375		05-01-47	3,850,000	3,938,558
Charter Communications Operating LLC	6.384		10-23-35	2,175,000	2,502,653
Cinemark USA, Inc.	4.875		06-01-23	375,000	380,625
Cinemark USA, Inc.	5.125		12-15-22	500,000	515,000
Comcast Corp.	4.250		01-15-33	3,545,000	3,676,200
DISH DBS Corp.	7.750		07-01-26	2,645,000	3,097,956
Gray Television, Inc. (S)	5.875		07-15-26	1,070,000	1,107,450
LIN Television Corp.	5.875		11-15-22	995,000	1,039,775
Nexstar Broadcasting, Inc. (S)	5.625		08-01-24	990,000	1,014,750
Omnicom Group, Inc.	3.625		05-01-22	3,800,000	3,963,704
Quebecor Media, Inc.	5.750		01-15-23	920,000	968,300
Sinclair Television Group, Inc. (S)	5.625		08-01-24	1,280,000	1,331,008
TEGNA, Inc.	6.375		10-15-23	1,250,000	1,328,125
The EW Scripps Company (S)	5.125		05-15-25	1,190,000	1,219,750
The Interpublic Group of Companies, Inc.	3.750		02-15-23	3,125,000	3,227,513
Time Warner, Inc.	3.600		07-15-25	1,625,000	1,615,211
Tribune Media Company	5.875		07-15-22	1,460,000	1,533,759
Unitymedia GmbH (S)	6.125		01-15-25	530,000	565,833
Virgin Media Finance PLC (S)	6.000		10-15-24	1,150,000	1,204,625
Multiline retail 0.4%
JC Penney Corp., Inc.	7.400		04-01-37	650,000	531,375

2SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail (continued)
Macy's Retail Holdings, Inc.	3.875		01-15-22	4,650,000	$4,637,250
Specialty retail 0.2%
L Brands, Inc.	6.875		11-01-35	665,000	655,690
Murphy Oil USA, Inc.	5.625		05-01-27	550,000	562,375
PetSmart, Inc. (S)	7.125		03-15-23	1,340,000	1,222,750
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21	665,000	676,638
Levi Strauss & Company	5.000		05-01-25	750,000	773,438
Consumer staples 2.2%					27,276,830
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46	2,900,000	3,167,609
Cott Holdings, Inc. (S)	5.500		04-01-25	880,000	895,400
Pernod Ricard SA (S)	3.250		06-08-26	2,000,000	1,992,478
Food and staples retailing 0.8%
Albertsons Companies LLC (S)	6.625		06-15-24	685,000	700,413
CVS Pass-Through Trust	6.036		12-10-28	3,056,726	3,469,714
Safeway, Inc.	7.250		02-01-31	960,000	928,800
The Fresh Market, Inc. (S)	9.750		05-01-23	615,000	511,219
The Kroger Company	4.450		02-01-47	3,325,000	3,291,198
Tops Holding LLC (S)	8.000		06-15-22	850,000	743,750
Food products 0.7%
Chobani LLC (S)	7.500		04-15-25	1,170,000	1,206,563
Dean Foods Company (S)	6.500		03-15-23	1,140,000	1,202,700
ESAL GmbH (S)	6.250		02-05-23	84,000	85,155
KazAgro National Management Holding JSC (S)	4.625		05-24-23	254,000	250,655
Kraft Heinz Foods Company (S)	4.875		02-15-25	1,475,000	1,579,365
MARB BondCo PLC (S)	7.000		03-15-24	86,000	86,963
Marfrig Holdings Europe BV (S)	8.000		06-08-23	145,000	153,555
Minerva Luxembourg SA (S)	6.500		09-20-26	151,000	149,866
Pilgrim's Pride Corp. (S)	5.750		03-15-25	1,235,000	1,284,400
Pinnacle Foods Finance LLC	5.875		01-15-24	1,035,000	1,103,569
Post Holdings, Inc. (S)	5.000		08-15-26	795,000	791,025
Post Holdings, Inc. (S)	5.500		03-01-25	855,000	893,475
Household products 0.1%
Energizer Holdings, Inc. (S)	5.500		06-15-25	710,000	740,175
Spectrum Brands, Inc.	6.125		12-15-24	600,000	639,408
Personal products 0.1%
Revlon Consumer Products Corp.	5.750		02-15-21	615,000	611,925
Revlon Consumer Products Corp.	6.250		08-01-24	820,000	797,450
Energy 6.5%					80,233,874
Energy equipment and services 0.5%
Halliburton Company	5.000		11-15-45	3,100,000	3,313,478
Parker Drilling Company	7.500		08-01-20	900,000	837,000
Rowan Companies, Inc.	7.375		06-15-25	1,075,000	1,061,563
SESI LLC	7.125		12-15-21	1,100,000	1,111,000
Three Gorges Finance I Cayman Islands, Ltd. (S)	3.150		06-02-26	497,000	483,258
Oil, gas and consumable fuels 6.0%
Anadarko Petroleum Corp.	6.450		09-15-36	2,800,000	3,317,854
Apache Corp.	5.100		09-01-40	3,200,000	3,362,970
Boardwalk Pipelines LP	3.375		02-01-23	3,400,000	3,362,403
Callon Petroleum Company (S)	6.125		10-01-24	655,000	686,113

SEE NOTES TO FUND'S INVESTMENTS3

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Comision Federal de Electricidad (S)	4.750		02-23-27	204,000	$205,785
Continental Resources, Inc.	4.500		04-15-23	4,050,000	3,989,250
Continental Resources, Inc.	4.900		06-01-44	735,000	637,613
Continental Resources, Inc.	5.000		09-15-22	1,030,000	1,039,013
Cosan Luxembourg SA (S)	7.000		01-20-27	147,000	153,439
Denbury Resources, Inc. (S)	9.000		05-15-21	714,000	753,270
Diamondback Energy, Inc. (S)	4.750		11-01-24	1,195,000	1,197,988
Enterprise Products Operating LLC	3.900		02-15-24	1,750,000	1,809,857
EP Energy LLC (L)	6.375		06-15-23	930,000	699,825
EP Energy LLC (S)	8.000		02-15-25	700,000	626,500
EP Energy LLC	9.375		05-01-20	400,000	379,000
EP PetroEcuador (P)	5.866		09-24-19	322,105	322,749
EQT Midstream Partners LP	4.000		08-01-24	3,650,000	3,706,871
FTS International, Inc.	6.250		05-01-22	795,000	687,675
KazMunayGas National Company JSC (S)	7.000		05-05-20	438,000	480,825
Kinder Morgan, Inc.	5.550		06-01-45	2,025,000	2,144,544
Kinder Morgan, Inc. (S)	5.625		11-15-23	3,850,000	4,258,331
Laredo Petroleum, Inc.	5.625		01-15-22	615,000	617,306
Laredo Petroleum, Inc.	7.375		05-01-22	645,000	669,994
Marathon Petroleum Corp.	6.500		03-01-41	3,000,000	3,389,688
MPLX LP	5.200		03-01-47	1,600,000	1,638,021
Murphy Oil Corp.	4.700		12-01-22	555,000	542,513
Murphy Oil Corp.	6.875		08-15-24	435,000	463,275
Oasis Petroleum, Inc. (L)	6.875		03-15-22	1,090,000	1,103,625
Pertamina Persero PT	5.250		05-23-21	242,000	258,660
Pertamina Persero PT (S)	5.625		05-20-43	513,000	528,122
Pertamina Persero PT	6.000		05-03-42	200,000	212,513
Pertamina Persero PT	6.450		05-30-44	458,000	516,649
Petrobras Argentina SA (S)	7.375		07-21-23	153,000	163,456
Petrobras Global Finance BV	8.750		05-23-26	906,000	1,056,396
Petroleos de Venezuela SA	6.000		05-16-24	6,079,996	2,403,605
Petroleos de Venezuela SA	6.000		11-15-26	2,452,971	938,261
Petroleos Mexicanos	4.250		01-15-25	336,000	326,763
Petroleos Mexicanos	4.625		09-21-23	89,000	89,552
Petroleos Mexicanos (P)(S)	4.770		03-11-22	113,000	122,735
Petroleos Mexicanos	4.875		01-24-22	156,000	161,226
Petroleos Mexicanos	4.875		01-18-24	131,000	132,507
Petroleos Mexicanos	5.500		01-21-21	31,000	32,860
Petroleos Mexicanos	5.500		06-27-44	327,000	286,943
Petroleos Mexicanos	5.625		01-23-46	104,000	92,586
Petroleos Mexicanos	6.000		03-05-20	65,000	70,070
Petroleos Mexicanos	6.375		02-04-21	189,000	205,774
Petroleos Mexicanos	6.375		01-23-45	455,000	445,400
Petroleos Mexicanos (S)	6.500		03-13-27	238,000	257,635
Petroleos Mexicanos	6.500		06-02-41	780,000	781,170
Petroleos Mexicanos	6.750		09-21-47	433,000	441,617
Petroleos Mexicanos	6.875		08-04-26	367,000	410,123
Petroleos Mexicanos	9.500		09-15-27	97,000	121,250
Petronas Capital, Ltd.	3.500		03-18-25	260,000	265,083
Phillips 66	4.650		11-15-34	1,950,000	2,004,836
QEP Resources, Inc.	5.375		10-01-22	1,340,000	1,323,250
Range Resources Corp. (S)	5.000		03-15-23	1,010,000	999,900
RSP Permian, Inc. (S)	5.250		01-15-25	590,000	598,850
Sabine Pass Liquefaction LLC	5.625		04-15-23	3,150,000	3,473,915

4SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sinopec Group Overseas Development 2012, Ltd. (S)	3.900		05-17-22	501,000	$521,978
Sinopec Group Overseas Development 2016, Ltd. (S)	2.750		05-03-21	228,000	227,776
Sinopec Group Overseas Development 2016, Ltd. (S)	3.500		05-03-26	228,000	225,194
SM Energy Company (L)	5.625		06-01-25	400,000	382,000
SM Energy Company (L)	6.125		11-15-22	900,000	913,500
Southwestern Energy Company	6.700		01-23-25	1,280,000	1,273,600
Spectra Energy Partners LP	3.500		03-15-25	3,300,000	3,269,016
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	1,303,000	1,291,475
Tullow Oil PLC	6.000		11-01-20	105,000	102,113
Tullow Oil PLC	6.250		04-15-22	271,000	259,125
Ultra Resources, Inc. (S)	6.875		04-15-22	615,000	621,919
Williams Partners LP	4.875		03-15-24	3,250,000	3,371,875
Financials 7.2%					88,154,436
Banks 4.3%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (S)	3.800		08-11-26	765,000	751,613
Banco Nacional de Costa Rica (S)	5.875		04-25-21	336,000	346,322
Bank of America Corp.	3.300		01-11-23	5,600,000	5,693,705
Bank of America Corp.	3.950		04-21-25	2,550,000	2,558,999
BPCE SA (S)	5.700		10-22-23	2,975,000	3,220,188
Citigroup, Inc.	2.700		03-30-21	325,000	327,025
Citigroup, Inc.	4.400		06-10-25	2,600,000	2,674,937
Citigroup, Inc.	4.600		03-09-26	5,475,000	5,679,541
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	3,700,000	3,797,125
JPMorgan Chase & Co.	2.700		05-18-23	3,425,000	3,375,642
Mizuho Financial Group, Inc. (S)	2.632		04-12-21	3,300,000	3,295,852
Royal Bank of Scotland Group PLC	6.100		06-10-23	3,100,000	3,333,337
Santander UK PLC (S)	5.000		11-07-23	2,000,000	2,101,106
Sberbank of Russia (5.500% to 2-26-19, then 5 Year CMT + 4.023%) (S)	5.500		02-26-24	432,000	443,340
The Bank of Nova Scotia	2.700		03-07-22	5,000,000	5,039,755
The PNC Financial Services Group, Inc.	3.900		04-29-24	3,000,000	3,131,469
Vnesheconombank	6.902		07-09-20	219,000	240,353
Wells Fargo & Company	2.100		07-26-21	5,450,000	5,379,493
Wells Fargo & Company	4.100		06-03-26	1,250,000	1,295,550
Capital markets 1.0%
1MDB Global Investments, Ltd.	4.400		03-09-23	2,000,000	1,859,518
Deutsche Bank AG	3.700		05-30-24	3,825,000	3,765,682
Morgan Stanley	4.875		11-01-22	3,700,000	4,024,135
The Goldman Sachs Group, Inc.	2.350		11-15-21	2,275,000	2,242,436
Consumer finance 1.3%
American Express Company	3.625		12-05-24	3,100,000	3,166,111
Capital One Financial Corp.	3.750		03-09-27	10,300,000	10,191,387
Discover Bank	4.250		03-13-26	3,100,000	3,202,421
Insurance 0.6%
American International Group, Inc.	3.875		01-15-35	3,600,000	3,351,769
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	3,450,000	3,665,625
Health care 2.0%					24,934,935
Biotechnology 0.5%
Gilead Sciences, Inc.	4.500		02-01-45	3,300,000	3,295,783
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	3,450,000	3,340,193

SEE NOTES TO FUND'S INVESTMENTS5

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.6%
CR Bard, Inc.	3.000		05-15-26	1,725,000	$1,703,703
Medtronic, Inc.	3.150		03-15-22	2,525,000	2,615,089
Medtronic, Inc.	4.625		03-15-45	950,000	1,033,749
Zimmer Biomet Holdings, Inc.	3.150		04-01-22	1,775,000	1,794,481
Health care providers and services 0.4%
Community Health Systems, Inc.	6.250		03-31-23	1,100,000	1,119,250
Envision Healthcare Corp.	5.625		07-15-22	475,000	490,034
HCA, Inc.	5.250		06-15-26	515,000	549,119
HCA, Inc.	5.375		02-01-25	905,000	942,331
HealthSouth Corp.	5.750		11-01-24	1,040,000	1,059,500
IASIS Healthcare LLC	8.375		05-15-19	350,000	341,250
Pharmaceuticals 0.5%
Actavis Funding SCS	4.550		03-15-35	710,000	716,396
Allergan Funding SCS	3.450		03-15-22	1,050,000	1,079,544
Endo Finance LLC (S)	5.875		10-15-24	250,000	254,688
Endo Finance LLC (S)	6.000		02-01-25	1,065,000	899,393
Mallinckrodt International Finance SA (S)	5.625		10-15-23	1,390,000	1,327,450
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	1,765,000	1,303,894
Valeant Pharmaceuticals International, Inc. (S)	6.500		03-15-22	650,000	665,438
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20	460,000	403,650
Industrials 2.6%					31,504,100
Aerospace and defense 0.1%
L3 Technologies, Inc.	3.850		12-15-26	1,400,000	1,437,309
Air freight and logistics 0.4%
FedEx Corp.	4.400		01-15-47	3,225,000	3,173,458
Park-Ohio Industries, Inc. (S)	6.625		04-15-27	870,000	891,750
XPO Logistics, Inc. (S)	6.500		06-15-22	855,000	905,231
Building products 0.4%
Cleaver-Brooks, Inc. (S)	8.750		12-15-19	1,100,000	1,135,750
Griffon Corp.	5.250		03-01-22	900,000	920,250
Johnson Controls International PLC	4.500		02-15-47	1,575,000	1,610,704
NCI Building Systems, Inc. (S)	8.250		01-15-23	665,000	724,850
Commercial services and supplies 0.5%
Covanta Holding Corp.	5.875		07-01-25	890,000	887,775
Pitney Bowes, Inc.	4.625		03-15-24	3,675,000	3,693,610
Republic Services, Inc.	3.550		06-01-22	1,875,000	1,956,446
Construction and engineering 0.2%
AECOM (S)	5.125		03-15-27	605,000	605,696
AECOM	5.750		10-15-22	505,000	530,881
MasTec, Inc.	4.875		03-15-23	1,200,000	1,200,000
Electrical equipment 0.0%
Artesyn Embedded Technologies, Inc. (S)	9.750		10-15-20	575,000	552,000
Machinery 0.3%
Gates Global LLC (S)	6.000		07-15-22	735,000	738,675
SPX FLOW, Inc. (S)	5.625		08-15-24	1,360,000	1,377,000
Terex Corp. (S)	5.625		02-01-25	475,000	486,875
Welbilt, Inc.	9.500		02-15-24	500,000	577,500
Road and rail 0.7%
ERAC USA Finance LLC (S)	7.000		10-15-37	2,550,000	3,204,728
Ryder System, Inc.	2.450		09-03-19	4,750,000	4,780,034

6SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.0%
Rumo Luxembourg Sarl (S)	7.375		02-09-24	109,000	$113,578
Information technology 1.9%					23,849,521
Communications equipment 0.2%
Hughes Satellite Systems Corp. (S)	6.625		08-01-26	685,000	703,838
Seagate HDD Cayman	4.875		06-01-27	1,336,000	1,293,985
Electronic equipment, instruments and components 0.2%
Corning, Inc.	1.500		05-08-18	2,950,000	2,943,746
Internet software and services 0.2%
Tencent Holdings, Ltd. (S)	2.875		02-11-20	3,175,000	3,216,488
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	5.500		02-01-25	271,000	283,195
Versum Materials, Inc. (S)	5.500		09-30-24	1,090,000	1,132,238
Software 1.0%
Microsoft Corp.	2.650		11-03-22	2,650,000	2,689,928
Microsoft Corp.	4.250		02-06-47	2,025,000	2,100,966
Nuance Communications, Inc. (S)	5.625		12-15-26	770,000	795,988
Oracle Corp.	2.650		07-15-26	2,975,000	2,871,616
Oracle Corp.	4.300		07-08-34	1,925,000	2,028,124
PTC, Inc.	6.000		05-15-24	595,000	636,650
Symantec Corp. (S)	5.000		04-15-25	675,000	697,034
Technology hardware, storage and peripherals 0.2%
Diebold Nixdorf, Inc.	8.500		04-15-24	755,000	841,825
NCR Corp.	5.000		07-15-22	570,000	581,400
Western Digital Corp.	10.500		04-01-24	875,000	1,032,500
Materials 2.8%					34,611,884
Chemicals 0.2%
CF Industries, Inc.	5.150		03-15-34	1,730,000	1,565,650
OCP SA (S)	5.625		04-25-24	285,000	303,953
Trinseo Materials Operating SCA (S)	6.750		05-01-22	1,030,000	1,086,650
Construction materials 0.2%
Cemex SAB de CV (S)	5.700		01-11-25	86,000	89,870
Cemex SAB de CV (S)	6.125		05-05-25	50,000	53,686
Cemex SAB de CV (S)	7.750		04-16-26	125,000	142,500
Standard Industries, Inc. (S)	5.375		11-15-24	900,000	938,250
Summit Materials LLC	6.125		07-15-23	460,000	481,850
U.S. Concrete, Inc.	6.375		06-01-24	880,000	919,600
Containers and packaging 0.8%
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	1,055,000	1,142,038
Cascades, Inc. (S)	5.500		07-15-22	955,000	962,163
International Paper Company	4.400		08-15-47	5,175,000	5,062,547
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23	580,000	620,600
Packaging Corp. of America	3.900		06-15-22	1,850,000	1,940,785
Metals and mining 1.3%
Anglo American Capital PLC (S)	4.125		09-27-22	805,000	821,100
Anglo American Capital PLC (S)	4.875		05-14-25	440,000	458,700
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750		10-19-75	2,975,000	3,369,188
Corporacion Nacional del Cobre de Chile (S)	3.000		07-17-22	331,000	333,593
Corporacion Nacional del Cobre de Chile (S)	4.500		08-13-23	721,000	774,472
Corporacion Nacional del Cobre de Chile	6.150		10-24-36	313,000	366,369
Freeport-McMoRan, Inc.	3.550		03-01-22	900,000	846,000

SEE NOTES TO FUND'S INVESTMENTS7

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
GTL Trade Finance, Inc. (S)	5.893		04-29-24		82,000	$83,558
Hudbay Minerals, Inc. (S)	7.250		01-15-23		915,000	973,331
Kaiser Aluminum Corp.	5.875		05-15-24		775,000	821,500
New Gold, Inc. (S)	6.250		11-15-22		520,000	530,400
Newmont Mining Corp.	6.250		10-01-39		2,700,000	3,208,910
Novelis Corp. (S)	6.250		08-15-24		810,000	856,575
Nyrstar Netherlands Holdings BV (S)	6.875		03-15-24	EUR	850,000	930,290
Signode Industrial Group Lux SA (S)	6.375		05-01-22		745,000	767,432
Vedanta Resources PLC (S)	6.375		07-30-22		257,000	260,470
Vedanta Resources PLC (S)	8.250		06-07-21		15,000	16,316
Paper and forest products 0.3%
Boise Cascade Company (S)	5.625		09-01-24		830,000	852,825
Flex Acquisition Company, Inc. (S)	6.875		01-15-25		690,000	710,700
Louisiana-Pacific Corp.	4.875		09-15-24		730,000	739,125
Mercer International, Inc.	7.750		12-01-22		625,000	670,313
Norbord, Inc. (S)	6.250		04-15-23		855,000	910,575
Real estate 1.7%						20,568,363
Equity real estate investment trusts 1.7%
Corporate Office Properties LP	3.600		05-15-23		3,275,000	3,231,354
Crown Castle International Corp.	4.875		04-15-22		3,050,000	3,319,483
DDR Corp.	3.500		01-15-21		3,500,000	3,557,127
Digital Realty Trust LP	4.750		10-01-25		3,300,000	3,514,949
Kimco Realty Corp.	3.200		05-01-21		3,200,000	3,256,278
Select Income REIT	4.500		02-01-25		3,650,000	3,689,172
Telecommunication services 2.2%						26,758,185
Diversified telecommunication services 1.8%
AT&T, Inc.	3.600		02-17-23		1,525,000	1,555,038
AT&T, Inc.	5.450		03-01-47		3,150,000	3,244,966
Cablevision SA (S)	6.500		06-15-21		140,000	149,100
CenturyLink, Inc.	5.625		04-01-25		540,000	527,175
CenturyLink, Inc.	7.650		03-15-42		800,000	736,000
Cogent Communications Group, Inc. (S)	5.375		03-01-22		735,000	758,888
Discovery Communications LLC	3.800		03-13-24		3,275,000	3,270,094
Frontier Communications Corp.	9.000		08-15-31		1,639,000	1,401,345
GCI, Inc.	6.875		04-15-25		670,000	720,250
Intelsat Jackson Holdings SA	5.500		08-01-23		710,000	606,163
Level 3 Communications, Inc.	5.750		12-01-22		460,000	478,975
Level 3 Financing, Inc.	5.250		03-15-26		375,000	386,749
SFR Group SA (S)	7.375		05-01-26		715,000	752,538
UPCB Finance IV, Ltd. (S)	5.375		01-15-25		860,000	875,050
Verizon Communications, Inc.	3.500		11-01-24		3,225,000	3,227,048
Wind Acquisition Finance SA (S)	4.750		07-15-20		465,000	472,556
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,055,000	1,097,200
Windstream Services LLC	7.500		04-01-23		970,000	916,650
Zayo Group LLC (S)	5.750		01-15-27		545,000	578,381
Wireless telecommunication services 0.4%
Digicel Group, Ltd. (S)	7.125		04-01-22		125,000	104,386
Sprint Capital Corp.	8.750		03-15-32		2,240,000	2,756,589
T-Mobile USA, Inc.	5.375		04-15-27		920,000	984,400
T-Mobile USA, Inc.	6.500		01-15-26		1,045,000	1,158,644

8SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date		Par value^		Value
Utilities 3.0%							$36,425,543
Electric utilities 1.8%
Broadcom Corp. (S)	2.375		01-15-20			3,200,000	3,202,240
Duke Energy Corp.	3.750		09-01-46			3,575,000	3,274,099
Entergy Louisiana LLC	3.050		06-01-31			3,450,000	3,327,515
Eskom Holdings SOC, Ltd. (S)	5.750		01-26-21			96,000	96,360
Eskom Holdings SOC, Ltd. (S)	7.125		02-11-25			98,000	100,791
Eversource Energy	2.500		03-15-21			2,325,000	2,319,518
Georgia Power Company	4.300		03-15-42			3,275,000	3,266,112
Great Plains Energy, Inc.	3.150		04-01-22			2,950,000	2,988,492
Pampa Energia SA (S)	7.500		01-24-27			183,000	194,895
South Carolina Electric & Gas Company	4.100		06-15-46			3,375,000	3,165,740
Independent power and renewable electricity producers 0.7%
Calpine Corp.	5.750		01-15-25			1,166,000	1,128,105
Dynegy, Inc.	6.750		11-01-19			655,000	664,825
Dynegy, Inc. (S)	8.000		01-15-25			935,000	855,525
Exelon Generation Company LLC	5.600		06-15-42			3,575,000	3,431,281
GenOn Energy, Inc.	9.500		10-15-18			1,985,000	1,240,625
NRG Energy, Inc.	6.250		07-15-22			1,395,000	1,421,240
Multi-utilities 0.5%
DTE Energy Company	3.850		12-01-23			3,200,000	3,328,886
WEC Energy Group, Inc.	2.450		06-15-20			2,400,000	2,419,294
U.S. Government and Agency obligations 1.3%							$16,271,955
(Cost $16,254,238)
U.S. Government Agency 1.3%							16,271,955
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	1.954		05-01-43		1,393,131		1,438,598
30 Yr Pass Thru (P)	2.175		12-01-42		1,471,927		1,507,884
30 Yr Pass Thru (P)	2.418		09-01-43		1,237,874		1,263,234
30 Yr Pass Thru (P)	3.368		01-01-37		210,825		218,547
Federal National Mortgage Association
30 Yr Pass Thru (P)	2.868		04-01-37		1,196,839		1,254,492
30 Yr Pass Thru (P)	3.064		04-01-44		1,200,143		1,246,343
30 Yr Pass Thru (P)	3.337		10-01-38		472,066		501,496
30 Yr Pass Thru (P)	3.407		01-01-37		35,215		36,648
30 Yr Pass Thru (C)	3.500			TBA	7,575,000		7,789,822
30 Yr Pass Thru (C)	4.000			TBA	700,000		737,297
Government National Mortgage Association
30 Yr Pass Thru	4.500		01-15-40		163,329		177,958
30 Yr Pass Thru	6.000		08-15-35		86,885		99,636
Foreign government obligations 9.2%							$112,947,988
(Cost $110,713,346)
Angola 0.1%							993,922
Republic of Angola Bond (S)	9.500		11-12-25			949,000	993,922
Argentina 0.7%							9,032,690
Provincia del Chaco Bond	9.375		08-18-24			301,000	295,874
Republic of Argentina
Bond	4.740		12-31-38		EUR	390,000	268,915
Bond	7.820		12-31-33		EUR	4,388,048	7,343,161
GDP-Linked Note (I)	4.530	*	12-15-35		EUR	10,845,957	1,124,740

SEE NOTES TO FUND'S INVESTMENTS9

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Azerbaijan 0.1%						$997,781
Republic of Azerbaijan Bond (S)	4.750		03-18-24		980,000	997,781
Bahrain 0.0%						379,202
Kingdom of Bahrain Bond (S)	7.000		10-12-28		365,000	379,202
Brazil 0.8%						9,210,722
Brazil Minas SPE Bond (S)	5.333		02-15-28		1,916,000	1,892,051
Federative Republic of Brazil
Bond	4.875		01-22-21		516,000	546,960
Bond	5.000		01-27-45		983,000	892,073
Bond	5.625		01-07-41		675,000	670,478
Bond	6.000		04-07-26		526,000	577,285
Bond	8.250		01-20-34		302,000	383,570
Note	10.000		01-01-21	BRL	9,910,000	3,230,269
Note	10.000		01-01-25	BRL	3,170,000	1,018,036
Chile 0.0%						470,988
Republic of Chile Note	4.500		02-28-21	CLP	300,000,000	470,988
Colombia 0.6%						7,121,046
Bogota Distrito Capital Bond	9.750		07-26-28	COP	831,000,000	302,403
Republic of Colombia
Bond	2.625		03-15-23		477,000	461,736
Bond	4.000		02-26-24		642,000	663,507
Bond	4.500		01-28-26		255,000	271,575
Bond	5.000		06-15-45		168,000	169,680
Bond	7.750		04-14-21	COP	8,200,000,000	2,997,933
Bond	8.125		05-21-24		476,000	606,186
Bond	9.850		06-28-27	COP	1,990,000,000	888,547
Bond	10.375		01-28-33		278,000	419,780
Bond	11.750		02-25-20		271,000	339,699
Costa Rica 0.2%						2,183,682
Republic of Costa Rica
Bond	4.250		01-26-23		880,000	854,700
Bond (S)	4.375		04-30-25		428,000	408,723
Bond (S)	7.000		04-04-44		700,000	722,659
Bond	7.158		03-12-45		190,000	197,600
Croatia 0.1%						1,784,646
Republic of Croatia
Bond (S)	5.500		04-04-23		368,000	616,464
Bond (S)	6.000		01-26-24		152,000	169,206
Bond (S)	6.375		03-24-21		171,000	998,976
Dominican Republic 0.3%						3,957,330
Government of Dominican Republic
Bond	5.500		01-27-25		908,000	940,870
Bond (S)	5.875		04-18-24		93,000	99,040
Bond (S)	5.950		01-25-27		564,000	590,220
Bond	6.600		01-28-24		885,000	977,925
Bond	6.875		01-29-26		233,000	259,832
Bond (S)	7.450		04-30-44		630,000	714,263
Bond	7.500		05-06-21		338,000	375,180

10SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Ecuador 0.1%						$1,344,263
Republic of Ecuador
Bond	7.950		06-20-24		714,000	681,870
Bond (S)	9.650		12-13-26		480,000	662,393
Egypt 0.0%						344,157
Arab Republic of Egypt Bond (S)	6.125		01-31-22		331,000	344,157
El Salvador 0.1%						1,741,981
Republic of El Salvador
Bond (S)	5.875		01-30-25		178,000	159,310
Bond (S)	6.375		01-18-27		217,479	215,986
Bond (S)	7.375		12-01-19		180,000	180,900
Bond	7.625		02-01-41		172,000	154,370
Bond	7.650		06-15-35		933,000	849,030
Bond	8.250		04-10-32		189,000	182,385
Ethiopia 0.0%						279,746
Federal Democratic Republic of Ethiopia Bond (S)	6.625		12-11-24		283,000	279,746
Gabon 0.1%						981,135
Republic of Gabon
Bond (S)	6.375		12-12-24		697,000	682,044
Bond (S)	6.950		06-16-25		21,000	20,792
Bond	8.200		12-12-17		271,000	278,299
Ghana 0.1%						600,962
Republic of Ghana
Bond	8.125		01-18-26		200,000	197,656
Bond (S)	10.750		10-14-30		334,000	403,306
Honduras 0.0%						271,505
Republic of Honduras Bond (S)	6.250		01-19-27		262,000	271,505
Hungary 0.2%						2,251,674
Republic of Hungary
Bond	5.375		02-21-23		1,516,000	1,682,154
Bond	6.375		03-29-21		504,000	569,520
Indonesia 0.5%						6,731,847
Republic of Indonesia
Bond	4.125		01-15-25		179,000	184,388
Bond	4.750		01-08-26		82,000	87,847
Bond	4.875		05-05-21		492,000	528,848
Bond	5.250		01-17-42		673,000	725,269
Bond	5.375		10-17-23		225,000	250,486
Bond	5.875		01-15-24		787,000	896,927
Bond	6.750		01-15-44		101,000	129,607
Bond	8.375		09-15-26	IDR	48,200,000,000	3,928,475
Iraq 0.1%						870,232
Republic of Iraq Bond	5.800		01-15-28		973,000	870,232
Ivory Coast 0.2%						2,010,339
Republic of Ivory Coast
Bond (S)	5.375		07-23-24		606,000	590,029
Bond	5.750		12-31-32		335,160	321,539
Bond (S)	6.375		03-03-28		1,093,000	1,098,771

SEE NOTES TO FUND'S INVESTMENTS11

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Jamaica 0.1%						$739,007
Government of Jamaica Bond	8.000		03-15-39		636,000	739,007
Jordan 0.0%						140,270
Kingdom of Jordan Bond (S)	5.750		01-31-27		142,000	140,270
Kazakhstan 0.1%						805,051
Republic of Kazakhstan Bond (S)	5.125		07-21-25		738,000	805,051
Kenya 0.1%						868,549
Republic of Kenya
Bond (S)	5.875		06-24-19		505,000	522,145
Bond (S)	6.875		06-24-24		342,000	346,404
Lebanon 0.1%						1,742,630
Republic of Lebanon
Bond	5.150		11-12-18		296,000	299,986
Bond	5.450		11-28-19		124,000	126,549
Bond	6.375		03-09-20		631,000	657,123
Bond	6.600		11-27-26		322,000	325,349
Bond	6.750		11-29-27		330,000	333,623
Malaysia 0.2%						2,352,144
Government of Malaysia Bond	3.418		08-15-22	MYR	10,400,000	2,352,144
Mexico 0.6%						7,001,099
Government of Mexico
Bond	3.600		01-30-25		1,074,000	1,080,444
Bond	4.125		01-21-26		691,000	714,149
Bond	4.150		03-28-27		183,000	188,161
Bond	4.350		01-15-47		173,000	160,890
Bond	4.600		01-23-46		104,000	100,880
Bond	4.750		03-08-44		115,000	113,735
Bond	10.000		12-05-24	MXN	74,890,000	4,642,840
Montenegro 0.0%						357,020
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	308,000	357,020
Namibia 0.0%						312,863
Republic of Namibia Bond (S)	5.250		10-29-25		309,000	312,863
Nigeria 0.0%						503,293
Federal Republic of Nigeria
Bond	6.375		07-12-23		366,000	377,317
Bond (S)	7.875		02-16-32		116,000	125,976
Oman 0.1%						1,063,209
Sultanate of Oman
Bond (S)	4.750		06-15-26		465,000	467,521
Bond (S)	6.500		03-08-47		553,000	595,688
Panama 0.1%						1,761,377
Republic of Panama
Bond	6.700		01-26-36		61,000	78,843
Note	4.875		02-05-21		1,598,000	1,682,534

12SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Paraguay 0.1%						$635,725
Republic of Paraguay Bond (S)	6.100		08-11-44		590,000	635,725
Peru 0.1%						1,451,410
Republic of Peru
Bond (S)	6.350		08-12-28	PEN	2,000,000	638,150
Bond	6.550		03-14-37		337,000	441,470
Bond	8.750		11-21-33		243,000	371,790
Philippines 0.1%						1,304,441
Republic of Philippines
Bond	3.950		01-20-40		893,000	919,851
Bond	4.200		01-21-24		353,000	384,590
Poland 0.5%						5,553,218
Republic of Poland
Bond	3.250		04-06-26		829,000	827,378
Bond	4.000		01-22-24		277,000	292,374
Bond	5.000		03-23-22		142,000	156,150
Bond	5.125		04-21-21		238,000	261,433
Bond	5.750		09-23-22	PLN	13,670,000	4,015,883
Republic of Georgia 0.0%						415,480
Republic of Georgia Bond (S)	6.875		04-12-21		376,000	415,480
Romania 0.0%						379,255
Government of Romania Bond (S)	6.750		02-07-22		327,000	379,255
Russia 0.4%						4,360,927
Government of Russia
Bond	3.500		01-16-19		600,000	615,311
Bond	4.750		05-27-26		600,000	634,010
Bond (S)	5.000		04-29-20		445,000	475,564
Bond	7.400		12-07-22	RUB	71,960,000	1,249,974
Bond	7.750		09-16-26	RUB	78,010,000	1,386,068
Serbia 0.1%						976,812
Republic of Serbia
Bond	4.875		02-25-20		200,000	208,511
Bond	5.875		12-03-18		379,000	398,677
Bond	7.250		09-28-21		321,000	369,624
South Africa 0.5%						5,865,585
Republic of South Africa
Bond	4.300		10-12-28		1,124,000	1,060,094
Bond	4.875		04-14-26		281,000	283,278
Bond	5.875		09-16-25		1,193,000	1,288,440
Bond	7.000		02-28-31	ZAR	51,980,000	3,233,773
Sri Lanka 0.2%						2,223,290
Republic of Sri Lanka
Bond (S)	5.875		07-25-22		329,000	340,528
Bond (S)	6.125		06-03-25		393,000	400,293
Bond	6.250		10-04-20		307,000	325,279
Bond	6.250		07-27-21		477,000	505,639
Bond (S)	6.850		11-03-25		619,000	651,551

SEE NOTES TO FUND'S INVESTMENTS13

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Suriname 0.0%						$306,030
Republic of Suriname Bond (S)	9.250		10-26-26		303,000	306,030
Thailand 0.1%						729,373
Kingdom of Thailand Bond	4.875		06-22-29	THB	21,200,000	729,373
Trinidad And Tobago 0.0%						201,921
Republic of Trinidad & Tobago Bond (S)	4.500		08-04-26		209,000	201,921
Turkey 0.6%						7,704,420
Republic of Turkey
Bond	3.250		03-23-23		638,000	598,444
Bond	4.875		04-16-43		367,000	331,676
Bond	6.000		01-14-41		705,000	730,803
Bond	6.250		09-26-22		2,001,000	2,174,311
Bond	6.875		03-17-36		744,000	843,138
Bond	7.000		03-11-19		251,000	268,570
Bond	10.700		02-17-21	TRY	9,770,000	2,757,478
Ukraine 0.4%						5,349,835
Republic of Ukraine
Bond	7.750		09-01-20		337,000	338,402
Bond (S)	7.750		09-01-21		1,698,000	1,692,770
Bond (S)	7.750		09-01-22		873,000	850,869
Bond (S)	7.750		09-01-23		2,179,000	2,104,260
Bond (S)	7.750		09-01-24		382,000	363,534
Uruguay 0.2%						2,446,412
Republic of Uruguay
Bond	4.125		11-20-45		197,000	176,611
Bond	4.375		10-27-27		1,158,000	1,215,900
Bond	4.375		12-15-28	UYU	2,331,949	76,779
Bond	5.000		09-14-18	UYU	1,693,434	59,984
Bond	5.100		06-18-50		921,747	917,138
Venezuela 0.1%						882,424
Republic of Venezuela
Bond	7.750		10-13-19		1,245,700	749,538
Bond	9.000		05-07-23		267,000	132,886
Zambia 0.1%						955,068
Republic of Zambia Bond (S)	5.375		09-20-22		1,016,000	955,068
Term loans (M) 23.0%						$283,052,080
(Cost $285,780,837)
Consumer discretionary 6.0%						73,999,267
Auto components 0.1%
The Goodyear Tire & Rubber Company	2.990		04-30-19	671,333		678,470
Automobiles 0.2%
CH Hold Corp.	4.000		02-01-24	1,159,091		1,166,335
FCA US LLC	2.990		12-31-18	1,581,641		1,586,085
Distributors 0.2%
Atotech BV	4.147		01-31-24	2,045,000		2,055,225
Diversified consumer services 0.2%
The ServiceMaster Company LLC	3.482		11-08-23	2,129,663		2,152,301

14SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.7%
Boyd Gaming Corp.	3.445			09-15-23	1,551,113	$1,557,100
Caesars Growth Properties Holdings LLC (T)			TBD	05-08-21	1,940,000	1,949,700
CityCenter Holdings LLC	3.494			04-18-24	2,433,000	2,436,041
Eldorado Resorts LLC	3.197			03-13-24	1,231,000	1,227,923
Four Seasons Holdings, Ltd.	4.147			11-30-23	972,563	983,154
Golden Nugget, Inc.	4.500			11-21-19	2,820,960	2,859,749
Hilton Worldwide Finance LLC	2.991			10-25-23	1,656,297	1,669,845
Landry's, Inc.	3.733			10-04-23	1,716,609	1,718,137
Las Vegas Sands LLC	2.993			03-29-24	1,245,000	1,246,033
New Red Finance, Inc.	3.309			02-16-24	2,848,044	2,848,756
Scientific Games International, Inc.	4.994			10-01-21	1,835,144	1,861,809
Household durables 0.1%
Libbey Glass, Inc.	3.989			04-09-21	1,610,324	1,537,859
Media 2.5%
AMC Entertainment, Inc.	3.744			12-15-22	2,576,959	2,587,911
Charter Communications Operating LLC	3.243			01-15-24	1,485,000	1,492,054
Cogeco Communications USA LP	3.493			11-30-19	1,729,086	1,732,337
Creative Artists Agency LLC	4.500			02-15-24	2,618,438	2,648,995
CSC Holdings LLC	3.244			10-11-24	2,339,531	2,335,437
Cumulus Media Holdings, Inc.	4.250			12-23-20	2,905,725	2,270,620
Delta 2 Lux Sarl	4.568			02-01-24	2,015,000	2,017,015
Entercom Radio LLC	4.550			11-01-23	477,083	479,865
Hubbard Radio LLC	4.250			05-27-22	2,529,197	2,526,035
Lions Gate Entertainment Corp.	3.982			12-08-23	1,280,000	1,286,400
Mission Broadcasting, Inc.	3.994			01-17-24	258,153	260,412
Nexstar Broadcasting, Inc.	3.994			01-17-24	2,662,756	2,686,055
Quebecor Media, Inc.	3.539			08-17-20	2,390,032	2,392,279
Tribune Media Company	3.993			12-27-20	193,565	194,694
Tribune Media Company	3.993			01-27-24	2,418,592	2,432,208
Virgin Media Bristol LLC	3.744			01-31-25	2,542,000	2,550,948
Ziggo Secured Finance Partnership	3.494			04-15-25	1,485,000	1,485,074
Multiline retail 0.2%
JC Penney Corp., Inc.	5.304			06-23-23	2,710,701	2,705,632
Specialty retail 0.8%
Bass Pro Group LLC	4.239			06-05-20	1,504,646	1,501,517
Bass Pro Group LLC	6.147			12-16-23	2,865,000	2,787,817
J Crew Group, Inc.	4.078			03-05-21	2,120,465	1,391,852
KAR Auction Services, Inc.	4.500			03-09-23	999,900	1,007,399
Petco Animal Supplies, Inc.	4.172			01-26-23	1,986,850	1,795,000
PetSmart, Inc.	4.020			03-11-22	2,073,680	1,897,189
Consumer staples 2.0%						23,920,435
Food and staples retailing 0.7%
Albertsons LLC	3.993			08-22-21	3,964,107	3,976,911
Hearthside Group Holdings LLC	4.000			06-02-21	2,408,366	2,424,430
Nomad Foods Europe Midco, Ltd. (T)			TBD	04-18-24	1,455,000	1,459,845
Food products 0.7%
Chobani LLC	5.250			10-07-23	1,785,000	1,811,775
Dole Food Company, Inc.	4.088			04-06-24	735,000	737,183
Hostess Brands LLC	4.000			08-03-22	4,051,546	4,084,485
JBS USA LLC	3.483			10-30-22	2,200,000	2,209,042
Personal products 0.6%
Albea Beauty Holdings SA (T)			TBD	03-09-24	2,937,000	2,918,644

SEE NOTES TO FUND'S INVESTMENTS15

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer staples (continued)
Personal products (continued)
Prestige Brands, Inc.	3.743			01-26-24	1,377,390	$1,389,786
Revlon Consumer Products Corp.	4.493			09-07-23	2,905,400	2,908,334
Energy 0.5%						5,963,977
Energy equipment and services 0.1%
Paragon Offshore Finance Company (H)	5.250			07-18-21	1,481,250	566,578
Southcross Holdings Borrower LP	3.500			04-13-23	228,762	202,454
Oil, gas and consumable fuels 0.4%
FTS International, Inc.	5.750			04-16-21	1,721,000	1,492,968
Granite Acquisition, Inc.	5.147			12-19-21	3,669,865	3,701,977
Financials 0.8%						9,404,815
Capital markets 0.5%
Onex Wizard Acquisition Company II SCA	4.000			03-13-22	2,349,437	2,363,463
Optiv Security, Inc.	4.250			02-01-24	1,895,000	1,891,835
Sequa Mezzanine Holdings LLC (T)			TBD	11-26-21	1,240,000	1,252,400
Diversified financial services 0.3%
AlixPartners LLP	4.150			07-28-22	1,465,000	1,477,028
TKC Holdings, Inc.	4.750			02-01-23	1,435,000	1,449,350
USI, Inc. (T)			TBD	03-30-24	975,000	970,739
Foreign government 0.0%						503,480
Republic of Venezuela	6.250			12-26-17	500,000	503,480
Health care 2.2%						27,489,311
Health care equipment and supplies 0.5%
Air Medical Group Holdings, Inc.	4.250			04-28-22	2,869,088	2,847,570
Kinetic Concepts, Inc.	4.397			02-02-24	3,300,000	3,313,398
Health care providers and services 1.2%
Air Methods Corp. (T)			TBD	04-05-24	4,266,162	4,260,829
Community Health Systems, Inc.	3.798			12-31-19	1,179,790	1,174,918
Community Health Systems, Inc.	4.048			01-27-21	2,430,140	2,413,931
DaVita, Inc.	3.743			06-24-21	1,254,886	1,266,807
IASIS Healthcare LLC	4.500			05-03-18	1,642,680	1,647,198
Team Health, Inc.	3.750			02-06-24	1,679,000	1,663,268
US Renal Care, Inc.	5.397			12-31-22	2,498,375	2,367,210
Health care technology 0.1%
Change Healthcare Holdings LLC	3.750			03-01-24	1,827,000	1,831,805
Pharmaceuticals 0.4%
Pharmaceutical Product Development LLC	4.328			08-18-22	1,992,307	2,002,268
Valeant Pharmaceuticals International, Inc.	5.740			04-01-22	2,684,725	2,700,109
Industrials 3.0%						36,634,737
Aerospace and defense 0.0%
DigitalGlobe, Inc.	3.743			01-15-24	528,675	530,658
Air freight and logistics 0.1%
XPO Logistics, Inc.	4.302			11-01-21	1,039,794	1,045,835
Building products 0.1%
HNC Holdings, Inc.	5.500			10-05-23	1,471,313	1,490,631
Commercial services and supplies 0.4%
Advanced Disposal Services, Inc.	3.696			11-10-23	2,992,399	3,016,966
Prime Security Services Borrower LLC	4.250			05-02-22	1,782,343	1,799,881
Electrical equipment 0.3%
Cortes NP Intermediate Holding II Corp.	6.030			11-30-23	3,611,353	3,632,408

16SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Industrials (continued)
Machinery 1.9%
Blount International, Inc.	6.000			04-12-23	2,646,372	$2,677,811
Douglas Dynamics, Inc.	4.500			12-31-21	1,503,541	1,509,180
Filtration Group Corp.	4.304			11-21-20	4,891,507	4,909,850
Gardner Denver, Inc.	4.559			07-30-20	3,198,798	3,196,143
Gates Global LLC	4.397			07-06-21	3,292,776	3,307,593
Harsco Corp.	6.000			11-02-23	1,135,155	1,155,020
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	2,813,100	2,827,813
RBS Global, Inc.	3.750			08-21-20	1,807,345	1,812,876
RBS Global, Inc.	3.890			08-21-23	534,132	535,755
Welbilt, Inc.	4.000			03-03-23	1,082,487	1,091,959
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc.	3.744			10-01-22	2,081,991	2,094,358
Information technology 2.2%						27,230,675
Communications equipment 0.4%
Avaya, Inc. (H)	5.670			10-26-17	1,340,603	1,117,728
Avaya, Inc. (H)	6.667			03-30-18	1,382,974	1,149,749
Avaya, Inc.	8.500			01-24-18	645,000	661,641
Ciena Corp.	3.499			01-28-22	2,069,604	2,087,713
Electronic equipment, instruments and components 0.8%
CPI International, Inc.	4.250			04-07-21	2,898,394	2,905,640
CPI International, Inc.	8.250			04-07-22	1,017,000	1,017,000
Dell International LLC	3.250			09-07-21	3,261,978	3,265,239
Dell International LLC	3.500			09-07-23	2,274,275	2,282,281
IT services 0.4%
First Data Corp.	3.988			07-10-22	3,178,446	3,195,133
Gartner, Inc.	2.993			04-05-24	500,000	503,440
TierPoint LLC (T)			TBD	05-18-24	1,939,000	1,946,271
Software 0.4%
Infor US, Inc.	3.897			02-01-22	1,886,870	1,882,455
SS&C European Holdings Sarl	3.243			07-08-22	95,311	95,967
SS&C Technologies, Inc.	3.243			07-08-22	1,147,703	1,155,599
TIBCO Software, Inc.	5.500			12-04-20	1,454,000	1,466,723
Technology hardware, storage and peripherals 0.2%
Western Digital Corp.	3.743			04-29-23	2,477,311	2,498,096
Materials 2.6%						32,256,710
Chemicals 1.1%
Axalta Coating Systems US Holdings, Inc.	3.647			02-01-23	1,938,348	1,956,413
Ferro Corp.	3.536			02-14-24	1,275,000	1,282,574
Ineos Styrolution US Holding LLC	3.902			09-30-21	1,524,277	1,526,183
Ineos US Finance LLC	3.743			03-31-22	1,189,884	1,199,558
MacDermid, Inc.	4.500			06-07-20	861,433	865,275
MacDermid, Inc.	5.000			06-07-23	2,110,906	2,118,822
OXEA Sarl	4.400			01-15-20	3,448,467	3,345,013
Trinseo Materials Operating SCA	4.250			11-05-21	1,426,217	1,436,471
Construction materials 0.6%
Headwaters, Inc.	4.000			03-24-22	2,056,181	2,059,265
Quikrete Holdings, Inc.	4.243			11-15-23	2,633,400	2,637,245
Summit Materials LLC	3.750			07-17-22	2,526,256	2,548,360
Containers and packaging 0.3%
Anchor Glass Container Corp.	4.250			12-07-23	483,788	487,053
ICSH Parent, Inc. (T)			TBD	04-24-24	1,650,000	1,645,875

SEE NOTES TO FUND'S INVESTMENTS17

Short Duration Credit Opportunities Fund

	Rate (%	)		Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Kloeckner Pentaplast of America, Inc.	4.397			04-28-20	1,480,590	$1,491,694
Metals and mining 0.3%
Signode Industrial Group US, Inc.	3.814			05-01-21	2,630,650	2,640,515
Zekelman Industries, Inc.	4.906			06-14-21	1,463,956	1,479,972
Paper and forest products 0.3%
Flex Acquisition Company, Inc.	4.398			12-29-23	3,521,000	3,536,422
Real estate 0.1%						1,582,545
Real estate management and development 0.1%
Realogy Group LLC	3.242			07-20-22	1,570,764	1,582,545
Telecommunication services 2.7%						33,452,625
Diversified telecommunication services 2.2%
Cincinnati Bell, Inc.	4.000			09-10-20	1,338,008	1,349,435
Colorado Buyer, Inc. (T)			TBD	03-28-24	985,000	990,171
Consolidated Communications, Inc. (T)			TBD	10-05-23	884,000	888,420
Consolidated Communications, Inc.	4.000			10-04-23	1,630,434	1,639,744
Hargray Communications Group (T)			TBD	03-22-24	735,000	735,919
Intelsat Jackson Holdings SA	3.887			06-30-19	4,185,116	4,126,608
Level 3 Financing, Inc.	3.241			02-22-24	4,886,000	4,899,974
RCN Grande	3.993			02-01-24	1,850,000	1,855,458
SFR Group SA	3.944			06-21-25	3,665,000	3,645,649
Syniverse Holdings, Inc.	4.172			04-23-19	2,867,275	2,620,861
Telesat Canada	4.150			11-17-23	1,243,758	1,252,464
Windstream Services LLC	5.000			03-29-21	1,914,708	1,926,082
Zayo Group LLC (T)			TBD	01-19-24	1,072,444	1,079,211
Wireless telecommunication services 0.5%
LTS Buyer LLC	4.397			04-13-20	3,431,543	3,440,739
Sprint Communications, Inc.	3.500			02-02-24	3,000,000	3,001,890
Utilities 0.9%						10,613,503
Electric utilities 0.5%
Lightstone Generation LLC	5.500			01-30-24	3,663,353	3,679,947
Vistra Operations Company LLC	4.254			12-14-23	2,558,588	2,566,596
Independent power and renewable electricity producers 0.4%
Calpine Corp.	3.900			01-15-24	1,963,730	1,968,856
Dynegy, Inc.	4.250			02-07-24	2,400,000	2,398,104
Collateralized mortgage obligations 13.4%						$164,288,612
(Cost $159,636,915)
Commercial and residential 12.6%						154,737,159
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 (S)	3.901			08-10-35	5,000,000	5,298,050
Bayview Opportunity Master Fund Trust Series 2016-CRT1, Class M1 (P) (S)	2.742			10-27-27	4,323,837	4,320,190
BCAP LLC Trust Series 2011-RR11, Class 21A5 (P) (S)	3.355			06-26-34	643,395	646,406
BCRR Trust Series 2009-1, Class 2A1 (P) (S)	5.858			07-17-40	1,148,746	1,148,653
BHMS Mortgage Trust
Series 2014-ATLS, Class AFL (P) (S)	2.483			07-05-33	9,925,000	9,940,558
Series 2014-ATLS, Class BFL (P) (S)	2.933			07-05-33	1,500,000	1,478,327
BLCP Hotel Trust Series 2014-CLRN, Class A (P) (S)	1.944			08-15-29	4,128,964	4,132,861

18SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A (P) (S)	2.848		11-15-31	4,938,358	$4,935,533
Citigroup Commercial Mortgage Trust (Citigroup) Series 2015-SSHP, Class B (P) (S)	2.644		09-15-27	2,800,000	2,788,463
Citigroup Commercial Mortgage Trust (Citigroup/Academy Securities, Inc./JPMorgan Securities LLC) Series 2016-SMPL, Class A (S)	2.228		09-10-31	5,050,000	4,992,174
Citigroup Mortgage Loan Trust Series 2013-2, Class 5A1 (P) (S)	1.122		07-25-36	2,959,796	2,835,246
Commercial Mortgage Trust (Bank of America/Barclays Capital/Deutsche Bank) Series 2006-C8, Class AJ	5.377		12-10-46	771,800	773,420
Commercial Mortgage Trust (Citigroup/Deutsche Bank) Series 2013-THL, Class A2 (P) (S)	2.039		06-08-30	6,375,000	6,381,016
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	1.241		02-25-36	1,182,673	976,718
Series 2004-25, Class 1A1 (P)	1.651		02-25-35	2,298,047	2,010,908
Series 2004-25, Class 2A1 (P)	1.671		02-25-35	3,282,876	2,882,484
First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 1A1 (P)	3.205		02-25-36	1,157,437	926,069
FREMF Mortgage Trust Series 2011-K701, Class C (P) (S)	4.436		07-25-48	5,025,000	5,066,866
GAHR Commercial Mortgage Trust Series 2015-NRF, Class AFL1 (P) (S)	2.294		12-15-34	303,146	304,510
HarborView Mortgage Loan Trust Series 2007-3, Class 2A1A (P)	1.194		05-19-47	2,702,174	2,382,442
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class AFL (P) (S)	2.563		08-05-34	5,250,000	5,259,794
Hyatt Hotel Portfolio Trust Series 2015-HYT, Class A (P) (S)	2.244		11-15-29	4,250,000	4,261,929
IndyMac INDA Mortgage Loan Trust Series 2005-AR2, Class 1A1 (P)	2.934		01-25-36	744,612	691,094
Jefferies Resecuritization Trust Series 2009-R9, Class 1A1 (P) (S)	2.862		08-26-46	242,520	243,094
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ (P)	5.747		12-12-44	1,248,763	1,216,184
Series 2006-LDP9, Class AMS	5.337		05-15-47	4,635,000	4,595,646
Series 2007-LDPX, Class AM (P)	5.464		01-15-49	3,604,721	3,602,944
Series 2014-INN, Class A (P) (S)	1.914		06-15-29	6,551,000	6,555,121
LSTAR Securities Investment, Ltd.
Series 2015-10, Class A1 (P) (S)	2.995		11-02-20	1,125,362	1,125,362
Series 2015-9, Class A1 (P) (S)	2.193		10-01-20	3,309,957	3,317,198
Series 2017-1, Class A (P) (S)	2.995		01-01-22	3,398,259	3,389,763
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AMA (P)	6.066		08-12-49	3,550,000	3,534,400
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (P) (S)	2.500		04-25-57	2,156,604	2,162,564
Series 2017-1, Class A1 (P) (S)	2.750		11-25-58	3,624,152	3,636,615
OBP Depositor LLC Trust Series 2010-OBP, Class A (S)	4.646		07-15-45	2,500,000	2,670,452
RBS Commercial Funding, Inc. Trust Series 2013-GSP, Class A (P) (S)	3.961		01-13-32	4,250,000	4,510,278
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	1.132		08-26-36	3,572,157	3,519,729
Series 2012-6, Class 4A1 (P) (S)	1.312		01-26-36	3,109,175	3,012,545
Series 2012-6, Class 6A1 (P) (S)	1.322		11-26-35	5,354,833	5,014,069
Series 2012-6, Class 8A1 (P) (S)	1.482		04-26-35	1,997,789	1,893,654

SEE NOTES TO FUND'S INVESTMENTS19

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 (P)	1.301		09-25-45	2,172,834	$1,985,598
TRU Trust Series 2016-TOYS, Class A (P) (S)	3.244		11-15-30	6,557,697	6,580,943
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A (P) (S)	2.344		06-15-29	2,700,000	2,709,006
WaMu Mortgage Pass-Through Certificates
Series 2005-11, Class A1 (P)	1.311		08-25-45	2,747,336	2,694,857
Series 2005-AR1, Class A1A (P)	1.631		01-25-45	1,042,621	1,024,771
Series 2005-AR19, Class A1A1 (P)	1.261		12-25-45	2,793,462	2,649,082
Series 2005-AR6, Class 2A1A (P)	1.221		04-25-45	2,479,371	2,336,190
Series 2005-AR8, Class 1A (P)	1.261		07-25-45	2,205,913	2,101,404
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2 (P)	3.313		04-25-35	1,216,042	1,214,676
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class A (P) (S)	2.116		11-15-29	3,002,073	3,007,303
U.S. Government Agency 0.8%					9,551,453
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000		09-25-45	329,742	321,885
Series 2016-SC01, Class 2A	3.500		07-25-46	5,325,271	5,399,516
Series 4013, Class DK	3.000		02-15-31	1,556,860	1,623,537
Series 4050, Class ND	2.500		09-15-41	1,719,437	1,709,528
Government National Mortgage Association Series 2014-80, Class XA	3.000		06-20-40	481,697	496,987
Asset backed securities 9.4%					$115,228,752
(Cost $114,958,317)
Bayview Opportunity Master Fund Trust
Series 2017-CRT1, Class M (P) (S)	3.142		10-25-28	5,345,151	5,349,434
Series 2017-NPL1, Class A1 (S)	3.598		01-28-32	3,287,887	3,280,761
Brazil Loan Trust 1 Senior Secured Pass-Through Notes (S)	5.477		07-24-23	227,303	230,712
Chesapeake Funding II LLC Series 2016-1A, Class A2 (P) (S)	2.062		03-15-28	2,426,457	2,438,079
Colony American Homes Series 2014-2A, Class A (P) (S)	1.934		07-17-31	3,477,910	3,476,819
Financial Asset Securities Corp. AAA Trust Series 2005-2, Class A3 (P) (S)	1.282		11-26-35	2,926,963	2,822,976
Green Tree Agency Advance Funding Trust I Series 2016-T1, Class AT1 (S)	2.380		10-15-48	3,000,000	2,979,360
GSAMP Trust Series 2006-NC1, Class A2 (P)	1.171		02-25-36	621,760	613,904
Hertz Vehicle Financing II LP Series 2015-2A, Class A (S)	2.020		09-25-19	850,000	846,733
Invitation Homes Trust
Series 2014-SFR1, Class A (P) (S)	1.994		06-17-31	2,427,480	2,428,241
Series 2015-SFR3, Class A (P) (S)	2.294		08-17-32	3,916,572	3,936,626
Long Beach Mortgage Loan Trust Series 2005-WL2, Class M1 (P)	1.696		08-25-35	613,736	612,933
New Residential Advance Receivables Trust Series 2017-T1, Class AT1 (S)	3.214		02-15-51	4,625,000	4,657,976
PennyMac LLC Series 2015-NPL1, Class A1 (S)	4.000		03-25-55	2,733,009	2,745,128
Pretium Mortgage Credit Partners I LLC
Series 2016-NPL4, Class A (S)	4.000		07-27-31	1,198,756	1,202,776
Series 2016-NPL5, Class A (P) (S)	3.875		09-27-31	6,422,159	6,446,094
Progress Residential Trust Series 2016-SFR1, Class A (P) (S)	2.494		09-17-33	2,738,597	2,775,182

20SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
RAAC Series Trust Series 2006-SP2, Class A3 (P)	1.261		02-25-36	509,253	$505,221
Santander Drive Auto Receivables Trust Series 2013-1, Class D	2.270		01-15-19	4,300,000	4,308,074
SLC Private Student Loan Trust Series 2010-B, Class A1 (P) (S)	4.750		07-15-42	365,887	368,705
SLC Student Loan Trust Series 2004-1, Class A6 (P)	1.199		05-15-23	5,000,000	4,993,318
Social Professional Loan Program LLC
Series 2015-C, Class A1 (P) (S)	2.041		08-27-35	2,304,829	2,317,687
Series 2016-C, Class A1 (P) (S)	2.091		10-27-36	2,567,369	2,606,219
SoFi Professional Loan Program LLC Series 2016-D, Class A1 (P) (S)	1.941		01-25-39	1,708,024	1,721,224
Springleaf Funding Trust Series 2016-AA, Class A (S)	2.900		11-15-29	3,900,000	3,919,781
TAL Advantage V LLC Series 2013-2A, Class A (S)	3.550		11-20-38	2,468,750	2,440,398
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	2,201,529	2,221,800
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	2,208,383	2,217,492
Series 2016-2, Class A1A (P) (S)	2.750		08-25-55	1,952,099	1,955,133
Series 2016-3, Class A1 (P) (S)	2.250		04-25-56	4,673,324	4,642,632
Series 2016-4, Class A1 (P) (S)	2.250		07-25-56	1,940,631	1,924,830
Series 2016-5, Class A1 (P) (S)	2.500		10-25-56	5,675,756	5,660,366
Series 2017-1, Class A1 (P) (S)	2.750		10-25-56	3,674,350	3,687,516
US Residential Opportunity Fund III Trust Series 2016-3III, Class A (S)	3.598		10-27-36	5,747,535	5,719,861
VOLT LI LLC Series 2016-NP11, Class A1 (S)	3.500		10-25-46	2,344,938	2,349,131
VOLT LIV LLC Series 2017-NPL1, Class A1 (S)	3.625		02-25-47	2,720,942	2,719,244
VOLT XLVII LLC Series 2016-NPL7, Class A1 (S)	3.750		06-25-46	1,974,625	1,988,711
VOLT XXII LLC Series 2015-NPL4, Class A1 (S)	3.500		02-25-55	597,196	600,977
VOLT XXV LLC Series 2015-NPL8, Class A1 (S)	3.500		06-26-45	2,772,912	2,777,425
VOLT XXXIII LLC Series 2015-NPL5, Class A1 (S)	3.500		03-25-55	652,483	655,013
VOLT XXXIX LLC Series 2015-NP13, Class A1 (S)	4.125		10-25-45	2,482,877	2,496,214
VOLT XXXV Series 2016-NPL9, Class A1 (S)	3.500		09-25-46	3,577,316	3,588,046
				Shares	Value
Common stocks 0.3%					$3,286,816
(Cost $11,583,357)
Consumer discretionary 0.0%					147,383
Textiles, apparel and luxury goods 0.0%
Quiksilver, Inc. (I)				5,939	147,383
Energy 0.1%					368,459
Energy equipment and services 0.0%
Southcross Holdings Borrower LP (I)				246	116,850
Oil, gas and consumable fuels 0.1%
Denbury Resources, Inc. (I)				36,575	81,197
Halcon Resources Corp. (I)				24,598	164,807
Midstates Petroleum Company, Inc. (I)				302	5,605

SEE NOTES TO FUND'S INVESTMENTS21

Short Duration Credit Opportunities Fund

				Shares	Value
Utilities 0.2%					$2,770,974
Independent power and renewable electricity producers 0.2%
NRG Energy, Inc.				4,366	73,785
Vistra Energy Corp.				180,414	2,697,189
Rights 0.0%					$225,518
(Cost $738,662)
Texas Competitive Electric Holdings Company LLC (I)(N)				180,414	225,518
Warrants 0.0%					$6,839
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (I)(N)				6,682	6,682
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (I)				2,144	157
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$582
(Cost $4,430)
Midstates Petroleum Company, Inc. (I)	10.750		10-01-20	650,000	582
Texas Competitive Electric Holdings Company LLC (I)	11.500		10-01-20	10,820,544	0
			Yield (%)	Shares	Value
Securities lending collateral 0.2%					$2,398,106
(Cost $2,398,084)
John Hancock Collateral Trust (W)			0.9823(Y)	239,650	2,398,106
Short-term investments 5.0%					$61,001,670
(Cost $61,001,670)
Money market funds 4.5%					55,298,595
State Street Institutional Treasury Plus Money Market Fund, Premier Class			0.6441(Y)	55,298,595	55,298,595
				Par value^	Value
Repurchase agreement 0.5%					$5,703,075
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.000% to be repurchased at $5,703,075 on 5-1-17, collateralized by $5,780,500 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $5,803,304, including interest)				5,703,075	5,703,075
Total investments (Cost $1,230,970,706)† 100.6%					$1,234,939,457
Other assets and liabilities, net (0.6%)					($7,688,414)
Total net assets 100.0%					$1,227,251,043

22SEE NOTES TO FUND'S INVESTMENTS

Short Duration Credit Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 4-30-17. The value of securities on loan amounted to $2,302,835.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $367,917,392 or 30.0% of the fund's net assets as of 4-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,232,761,449. Net unrealized appreciation aggregated to $2,178,008, of which $22,228,528 related to appreciated investment securities and $20,050,520 related to depreciated investment securities.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2017	$36,771,111	$36,823,594	$52,483
5-Year U.S. Treasury Note Futures	91	Short	Jun 2017	(10,740,500)	(10,774,969)	(34,469)
10-Year U.S. Treasury Note Futures	631	Short	Jun 2017	(78,537,396)	(79,328,531)	(791,135)
Ultra U.S. Treasury Bond Futures	492	Short	Jun 2017	(79,486,890)	(80,165,250)	(678,360)
						($1,451,481)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SEE NOTES TO FUND'S INVESTMENTS23

Short Duration Credit Opportunities Fund

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
ARS	14,512,300	USD	918,500	Citibank N.A.	6/5/2017	$9,693	—	$9,693
CZK	4,553,923	USD	183,700	Goldman Sachs International	8/7/2017	2,258	—	2,258
EUR	516,700	USD	551,283	JPMorgan Chase Bank N.A.	5/5/2017	11,613	—	11,613
EUR	10,693,480	USD	11,653,230	JPMorgan Chase Bank N.A.	5/8/2017	—	($1,999.00)	(1,999)
EUR	22,584,000	USD	24,716,336	JPMorgan Chase Bank N.A.	5/30/2017	—	(83,788)	(83,788)
HUF	106,802,850	USD	368,016	Citibank N.A.	5/24/2017	3,689	—	3,689
MXN	485,942,504	USD	25,820,149	JPMorgan Chase Bank N.A.	5/17/2017	—	(69,472)	(69,472)
MXN	3,467,191	USD	182,000	Goldman Sachs International	6/2/2017	1,247	—	1,247
RON	5,532,090	USD	1,311,605	Citibank N.A.	5/24/2017	16,499	—	16,499
USD	368,569	ARS	5,810,000	Citibank N.A.	6/5/2017	—	(3,033)	(3,033)
USD	1,212,376	COP	3,454,969,300	JPMorgan Chase Bank N.A.	5/22/2017	41,670	—	41,670
USD	11,423,393	EUR	10,693,480	JPMorgan Chase Bank N.A.	5/8/2017	—	(227,838)	(227,838)
USD	10,413,538	EUR	9,512,000	JPMorgan Chase Bank N.A.	6/9/2017	33,465	—	33,465
USD	25,615,153	MXN	485,942,504	Citibank N.A.	5/17/2017	—	(135,524)	(135,524)
UYU	2,725,040	USD	92,000	JPMorgan Chase Bank N.A.	10/26/2017	1,451	—	1,451
						$121,585	($521,654)	($400,069)

SWAPS

Credit default swaps - Buyer

Counterparty/ Centrally cleared	Reference obligation	USD Notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally Cleared	CDX.NA.HY.28	$86,550,000	5.000%	Quarterly	Jun 2022	($5,284,612)	($1,854,321)	($7,138,933)
		$86,550,000				($5,284,612)	($1,854,321)	($7,138,933)

Credit default swaps - Seller

Counterparty/ Centrally cleared	Reference obligation	Implied Credit spread and/or credit rating at 4-30-17	USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank N.A.	CMBX AAA CDS S7	0.570%	$5,850,000	0.500%	Monthly	Jan 2047	($241,113)	$217,552	($23,561)
			$5,850,000				($241,113)	$217,552	($23,561)

Derivative currency abbreviations

ARS	Argentine Peso
CZK	Czech Koruna
CHF	Swiss Franc
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
RON	Romanian Leu
USD	United States Dollar
UYU	Uruguayan Peso

See Notes to Fund's investments regarding investment transactions and other derivatives information.

24SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$476,230,539	—	$476,230,539	—
U.S. Government and Agency obligations	16,271,955	—	16,271,955	—
Foreign government obligations	112,947,988	—	112,947,988	—
Term loans	283,052,080	—	282,548,600	$503,480
Collateralized mortgage obligations	164,288,612	—	164,288,612	—
Asset backed securities	115,228,752	—	115,228,752	—
Common stocks	3,286,816	$3,139,433	—	147,383
Rights	225,518	—	—	225,518
Warrants	6,839	6,682	—	157
Escrow certificates	582	—	—	582
Securities lending collateral	2,398,106	2,398,106	—	—
Short-term investments	61,001,670	55,298,595	5,703,075	—
Total investments in securities	$1,234,939,457	$60,842,816	$1,173,219,521	$877,120
Other financial instruments:
Futures	($1,451,481)	($1,451,481)	—	—
Forward foreign currency contracts	(400,069)	—	($400,069)	—
Credit default swaps	(7,162,494)	—	(7,162,494)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At April 30, 2017, the fund had $116,634 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended April 30, 2017, the fund used futures contracts to manage duration of the fund and manage against anticipated rate changes.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2017 to take a long position in the exposure of the benchmark credit.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	350Q3	04/17
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.		6/17

John Hancock

Absolute Return Currency Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsAbsolute Return Currency Fund

As of 4-30-17 (unaudited)
	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 97.1%						$1,255,468,365
(Cost $1,255,601,584)
U.S. Government 91.9%						1,188,671,310
U.S. Treasury Bill	0.483		05-25-17		185,000,000	184,917,120
U.S. Treasury Bill	0.490		06-01-17		155,000,000	154,908,550
U.S. Treasury Bill	0.520		06-22-17		215,000,000	214,780,700
U.S. Treasury Bill	0.540		07-06-17		20,000,000	19,972,860
U.S. Treasury Bill (D)	0.576		07-13-17		165,000,000	164,751,510
U.S. Treasury Bill	0.705		06-15-17		150,000,000	149,877,450
U.S. Treasury Bill	0.740		06-29-17		75,000,000	74,909,475
U.S. Treasury Bill	0.768		08-03-17		95,000,000	94,805,915
U.S. Treasury Bill	0.780		08-10-17		55,000,000	54,876,580
U.S. Treasury Bill	0.800		07-20-17		75,000,000	74,871,150
			Yield (%)		Shares	Value
Money market funds 5.2%						$66,797,055
State Street Institutional Treasury Plus Money Market Fund, Premier Class			0.6441(Y	)	66,797,055	66,797,055
Total investments (Cost $1,255,601,584)† 97.1%						$1,255,468,365
Other assets and liabilities, net 2.9%						$37,292,853
Total net assets 100.0%						$1,292,761,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents the annualized yield at the date of purchase.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $1,255,601,584. Net unrealized depreciation aggregated to $133,219, of which $14,554 related to appreciated investment securities and $147,773 related to depreciated investment securities.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	86,928,376	USD	66,226,876	Barclays Bank PLC Wholesale	6/21/2017	—	($1,192,197)	($1,192,197)
AUD	481,278,414	USD	365,862,166	J. Aron & Company	6/21/2017	—	(5,798,069)	(5,798,069)
AUD	585,719,258	USD	442,709,779	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(4,509,208)	(4,509,208)
AUD	1,107,762,078	USD	845,560,808	State Street Bank and Trust Company	6/21/2017	—	(16,798,616)	(16,798,616)
CAD	315,025,162	USD	236,319,393	Barclays Bank PLC Wholesale	6/21/2017	—	(5,371,394)	(5,371,394)
CAD	214,090,685	USD	160,033,969	Deutsche Bank AG London	6/21/2017	—	(3,082,013)	(3,082,013)
CAD	465,071,190	USD	346,367,186	J. Aron & Company	6/21/2017	—	(5,418,989)	(5,418,989)
CAD	782,409,843	USD	583,701,423	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(10,109,187)	(10,109,187)
CAD	566,559,661	USD	423,074,557	State Street Bank and Trust Company	6/21/2017	—	(7,724,179)	(7,724,179)
EUR	154,188,539	USD	163,309,782	Barclays Bank PLC Wholesale	6/21/2017	$5,061,754	—	5,061,754
EUR	332,560,374	USD	351,559,589	Deutsche Bank AG London	6/21/2017	11,591,275	—	11,591,275
EUR	44,118,060	USD	47,377,518	J. Aron & Company	6/21/2017	798,732	—	798,732
EUR	414,381,787	USD	439,427,022	Morgan Stanley Capital Services, Inc.	6/21/2017	13,071,580	—	13,071,580
EUR	106,741,316	USD	113,134,997	State Street Bank and Trust Company	6/21/2017	3,424,894	—	3,424,894
GBP	107,135,659	USD	133,581,675	Barclays Bank PLC Wholesale	6/21/2017	5,373,929	—	5,373,929
GBP	191,310,491	USD	235,750,422	Deutsche Bank AG London	6/21/2017	12,380,455	—	12,380,455
GBP	276,930,823	USD	345,046,636	J. Aron & Company	6/21/2017	14,134,332	—	14,134,332
GBP	354,707,786	USD	440,250,537	Morgan Stanley Capital Services, Inc.	6/21/2017	19,807,628	—	19,807,628

2SEE NOTES TO FUND'S INVESTMENTS

Absolute Return Currency Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
GBP	417,796,797	USD	519,509,520	State Street Bank and Trust Company	6/21/2017	22,375,477	—	22,375,477
JPY	15,788,102,457	USD	140,797,659	Barclays Bank PLC Wholesale	6/21/2017	1,110,392	—	1,110,392
JPY	12,039,194,829	USD	106,285,779	Deutsche Bank AG London	6/21/2017	1,926,002	—	1,926,002
JPY	86,927,948,155	USD	770,525,341	J. Aron & Company	6/21/2017	10,808,310	—	10,808,310
JPY	39,618,971,321	USD	360,822,881	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(4,716,059)	(4,716,059)
JPY	28,490,146,949	USD	253,936,051	State Street Bank and Trust Company	6/21/2017	2,141,667	—	2,141,667
NOK	136,958,344	USD	16,150,249	Barclays Bank PLC Wholesale	6/21/2017	—	(189,735)	(189,735)
NOK	4,346,080,307	USD	510,703,167	Deutsche Bank AG London	6/21/2017	—	(4,230,364)	(4,230,364)
NOK	2,963,859,507	USD	350,336,418	J. Aron & Company	6/21/2017	—	(4,941,456)	(4,941,456)
NOK	600,031,299	USD	70,338,011	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(413,041)	(413,041)
NOK	421,553,035	USD	49,323,686	State Street Bank and Trust Company	6/21/2017	—	(197,777)	(197,777)
NZD	55,774,138	USD	38,860,383	Barclays Bank PLC Wholesale	6/21/2017	—	(613,973)	(613,973)
NZD	41,203,498	USD	28,923,454	Deutsche Bank AG London	6/21/2017	—	(668,676)	(668,676)
NZD	528,210,469	USD	366,528,514	J. Aron & Company	6/21/2017	—	(4,314,856)	(4,314,856)
NZD	274,284,011	USD	190,391,920	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(2,305,123)	(2,305,123)
NZD	611,542,102	USD	425,512,600	State Street Bank and Trust Company	6/21/2017	—	(6,155,329)	(6,155,329)
SEK	87,084,849	USD	9,696,556	Barclays Bank PLC Wholesale	6/21/2017	160,503	—	160,503
SEK	4,265,077,336	USD	477,175,887	Deutsche Bank AG London	6/21/2017	5,584,541	—	5,584,541
SEK	2,733,290,814	USD	304,946,183	J. Aron & Company	6/21/2017	4,432,648	—	4,432,648
SEK	2,706,206,635	USD	304,655,241	Morgan Stanley Capital Services, Inc.	6/21/2017	1,657,955	—	1,657,955
SEK	962,289,808	USD	108,183,575	State Street Bank and Trust Company	6/21/2017	737,179	—	737,179
SGD	8,845,968	USD	6,340,014	Deutsche Bank AG London	6/21/2017	—	(5,364)	(5,364)
SGD	163,903,377	USD	117,119,879	J. Aron & Company	6/21/2017	252,302	—	252,302
SGD	527,162,341	USD	376,112,587	Morgan Stanley Capital Services, Inc.	6/21/2017	1,391,497	—	1,391,497
SGD	359,470,546	USD	256,815,711	State Street Bank and Trust Company	6/21/2017	603,280	—	603,280
USD	413,137,045	AUD	542,830,077	Barclays Bank PLC Wholesale	6/21/2017	7,023,625	—	7,023,625
USD	391,136,177	AUD	519,196,172	Deutsche Bank AG London	6/21/2017	2,704,250	—	2,704,250
USD	278,918,663	AUD	369,629,458	J. Aron & Company	6/21/2017	2,383,725	—	2,383,725
USD	473,430,784	AUD	621,244,236	Morgan Stanley Capital Services, Inc.	6/21/2017	8,652,519	—	8,652,519
USD	255,326,488	AUD	337,108,375	State Street Bank and Trust Company	6/21/2017	3,121,902	—	3,121,902
USD	111,777,348	CAD	148,897,397	Barclays Bank PLC Wholesale	6/21/2017	2,619,225	—	2,619,225
USD	275,324,701	CAD	367,579,411	Deutsche Bank AG London	6/21/2017	5,848,672	—	5,848,672
USD	82,462,262	CAD	110,398,533	J. Aron & Company	6/21/2017	1,528,027	—	1,528,027
USD	224,668,380	CAD	299,744,211	Morgan Stanley Capital Services, Inc.	6/21/2017	4,922,992	—	4,922,992
USD	693,959,516	CAD	930,530,850	State Street Bank and Trust Company	6/21/2017	11,778,336	—	11,778,336
USD	3,816,177	EUR	3,538,359	Barclays Bank PLC Wholesale	6/21/2017	—	(47,657)	(47,657)
USD	113,383,031	EUR	107,117,716	J. Aron & Company	6/21/2017	—	(3,587,884)	(3,587,884)
USD	4,628,401	EUR	4,342,635	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(113,691)	(113,691)
USD	3,700,662	EUR	3,458,201	State Street Bank and Trust Company	6/21/2017	—	(75,641)	(75,641)
USD	289,171,390	GBP	232,685,287	Barclays Bank PLC Wholesale	6/21/2017	—	(12,622,849)	(12,622,849)
USD	918,406,251	GBP	738,295,635	J. Aron & Company	6/21/2017	—	(39,167,698)	(39,167,698)
USD	361,365,302	GBP	288,682,043	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(13,057,068)	(13,057,068)
USD	327,382,561	GBP	263,773,949	State Street Bank and Trust Company	6/21/2017	—	(14,733,864)	(14,733,864)
USD	73,788,621	JPY	8,301,616,734	Deutsche Bank AG London	6/21/2017	—	(828,721)	(828,721)
USD	87,768,209	JPY	9,837,028,941	J. Aron & Company	6/21/2017	—	(649,864)	(649,864)
USD	439,729,790	JPY	49,696,611,572	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(6,957,794)	(6,957,794)
USD	645,153,915	JPY	73,228,006,186	State Street Bank and Trust Company	6/21/2017	—	(13,040,677)	(13,040,677)
USD	177,947,246	NOK	1,520,999,391	Deutsche Bank AG London	6/21/2017	696,770	—	696,770
USD	47,160,468	NOK	407,060,859	J. Aron & Company	6/21/2017	—	(276,588)	(276,588)
USD	479,362,559	NOK	4,052,209,713	Morgan Stanley Capital Services, Inc.	6/21/2017	7,136,120	—	7,136,120
USD	297,823,590	NOK	2,511,465,214	State Street Bank and Trust Company	6/21/2017	5,148,639	—	5,148,639
USD	88,493,617	NZD	126,500,444	Barclays Bank PLC Wholesale	6/21/2017	1,747,535	—	1,747,535

SEE NOTES TO FUND'S INVESTMENTS3

Absolute Return Currency Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	115,798,393	NZD	164,976,786	Deutsche Bank AG London	6/21/2017	2,667,645	—	2,667,645
USD	479,076,861	NZD	683,542,005	J. Aron & Company	6/21/2017	10,346,563	—	10,346,563
USD	421,505,750	NZD	603,180,150	Morgan Stanley Capital Services, Inc.	6/21/2017	7,882,579	—	7,882,579
USD	1,013,971,367	NZD	1,440,049,809	State Street Bank and Trust Company	6/21/2017	26,475,401	—	26,475,401
USD	129,739,640	SEK	1,168,448,168	Barclays Bank PLC Wholesale	6/21/2017	—	(2,516,001)	(2,516,001)
USD	390,774,854	SEK	3,463,146,811	Deutsche Bank AG London	6/21/2017	—	(1,215,750)	(1,215,750)
USD	45,692,004	SEK	402,388,245	J. Aron & Company	6/21/2017	146,026	—	146,026
USD	333,609,454	SEK	2,957,014,609	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(1,092,481)	(1,092,481)
USD	579,966,461	SEK	5,189,819,850	State Street Bank and Trust Company	6/21/2017	—	(7,464,773)	(7,464,773)
USD	45,864,110	SGD	64,848,412	Barclays Bank PLC Wholesale	6/21/2017	—	(574,223)	(574,223)
USD	41,762,705	SGD	58,877,061	Deutsche Bank AG London	6/21/2017	—	(399,508)	(399,508)
USD	285,583,463	SGD	402,529,891	J. Aron & Company	6/21/2017	—	(2,670,582)	(2,670,582)
USD	229,395,347	SGD	321,978,548	Morgan Stanley Capital Services, Inc.	6/21/2017	—	(1,175,406)	(1,175,406)
USD	638,240,505	SGD	899,071,179	State Street Bank and Trust Company	6/21/2017	—	(5,589,704)	(5,589,704)
						$251,656,883	($216,614,029)	$35,042,854

Derivatives currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for the money market fund, which is categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2017, the fund used forward foreign currency contracts to manage and gain exposure to foreign currencies.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	364Q3	04/17
This report is for the information of the shareholders of John Hancock Absolute Return Currency Fund.		6/17

John Hancock

Fundamental All Cap Core Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsFundamental All Cap Core Fund

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 94.4%		$54,475,361
(Cost $47,629,402)
Consumer discretionary 24.0%		13,839,701
Household durables 7.5%
Lennar Corp., A Shares	26,665	1,346,583
NVR, Inc. (I)	746	1,574,993
Tempur Sealy International, Inc. (I)	30,288	1,422,022
Internet and direct marketing retail 7.5%
Amazon.com, Inc. (I)	4,670	4,319,703
Leisure products 4.8%
Polaris Industries, Inc.	32,717	2,789,451
Media 1.2%
Time Warner, Inc.	6,894	684,367
Specialty retail 3.0%
CarMax, Inc. (I)	19,570	1,144,845
Group 1 Automotive, Inc.	8,089	557,737
Consumer staples 6.8%		3,909,910
Beverages 2.0%
Anheuser-Busch InBev SA, ADR	5,424	614,214
Diageo PLC, ADR	4,419	518,923
Food products 1.8%
Danone SA	14,701	1,028,863
Household products 3.0%
The Procter & Gamble Company	20,015	1,747,910
Energy 4.5%		2,587,720
Energy equipment and services 1.4%
Schlumberger, Ltd.	11,017	799,724
Oil, gas and consumable fuels 3.1%
Kinder Morgan, Inc.	56,465	1,164,873
Suncor Energy, Inc.	19,870	623,123
Financials 19.7%		11,348,347
Banks 4.2%
Bank of America Corp.	53,984	1,259,987
CIT Group, Inc.	6,317	292,540
Citigroup, Inc.	14,747	871,843
Capital markets 14.1%
Affiliated Managers Group, Inc.	15,611	2,585,025
AllianceBernstein Holding LP	10,269	235,160
BlackRock, Inc.	2,916	1,121,406
Morgan Stanley	43,108	1,869,594
The Goldman Sachs Group, Inc.	10,440	2,336,472
Consumer finance 1.1%
American Express Company	8,148	645,729
Insurance 0.3%
American International Group, Inc.	2,144	130,591
Health care 5.6%		3,256,630
Biotechnology 2.9%
Amgen, Inc.	10,252	1,674,357

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental All Cap Core Fund

				Shares	Value
Health care (continued)
Pharmaceuticals 2.7%
	Novartis AG, ADR			20,541	$1,582,273
Industrials 7.8%					4,495,296
Electrical equipment 2.5%
	Regal Beloit Corp.			11,468	904,252
	Sensata Technologies Holding NV (I)			13,733	565,522
Machinery 0.9%
	The Manitowoc Company, Inc. (I)			19,194	114,588
	Welbilt, Inc. (I)			19,194	393,477
Professional services 1.7%
	IHS Markit, Ltd. (I)			22,669	983,835
Trading companies and distributors 2.7%
	United Rentals, Inc. (I)			6,872	753,584
	WESCO International, Inc. (I)			12,798	780,038
Information technology 22.3%					12,902,802
Internet software and services 12.3%
	Alphabet, Inc., Class A (I)			2,948	2,725,485
	Facebook, Inc., Class A (I)			20,314	3,052,179
	Twitter, Inc. (I)			80,945	1,333,974
Semiconductors and semiconductor equipment 1.1%
	QUALCOMM, Inc.			12,346	663,474
Software 2.3%
	Workday, Inc., Class A (I)			15,400	1,345,960
Technology hardware, storage and peripherals 6.6%
	Apple, Inc.			26,326	3,781,730
Materials 1.9%					1,099,098
Paper and forest products 1.9%
	Louisiana-Pacific Corp. (I)			42,700	1,099,098
Real estate 1.8%					1,035,857
Equity real estate investment trusts 1.8%
	American Tower Corp.			8,225	1,035,857
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 4.8%					$2,762,000
(Cost $2,762,000)
U.S. Government Agency 2.5%					1,437,000
Federal Home Loan Bank Discount Note	0.680		05-01-17	1,437,000	1,437,000
				Par value^	Value
Repurchase agreement 2.3%					$1,325,000
Barclays Tri-Party Repurchase Agreement dated 4-28-17 at 0.800% to be repurchased at $1,325,088 on 5-1-17, collateralized by $1,020,600 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $1,351,604, including interest)				1,325,000	1,325,000
Total investments (Cost $50,391,402)† 99.2%					$57,237,361
Other assets and liabilities, net 0.8%					$448,692
Total net assets 100.0%					$57,686,053

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental All Cap Core Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $50,186,291. Net unrealized appreciation aggregated to $7,051,070, of which $7,767,979 related to appreciated investment securities and $716,909 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$13,839,701	$13,839,701	—	—
Consumer staples	3,909,910	2,881,047	$1,028,863	—
Energy	2,587,720	2,587,720	—	—
Financials	11,348,347	11,348,347	—	—
Health care	3,256,630	3,256,630	—	—
Industrials	4,495,296	4,495,296	—	—
Information technology	12,902,802	12,902,802	—	—
Materials	1,099,098	1,099,098	—	—
Real estate	1,035,857	1,035,857	—	—
Short-term investments	2,762,000	—	2,762,000	—
Total investments in securities	$57,237,361	$53,446,498	$3,790,863	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	376Q3	04/17
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.		6/17

John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsFundamental Large Cap Value Fund

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 97.9%		$796,231,803
(Cost $711,457,607)
Consumer discretionary 10.9%		88,539,277
Hotels, restaurants and leisure 1.4%
McDonald's Corp.	83,906	11,740,967
Household durables 5.6%
Lennar Corp., A Shares	322,155	16,268,828
NVR, Inc. (I)	7,994	16,877,333
Tempur Sealy International, Inc. (I)	258,112	12,118,358
Media 2.1%
Twenty-First Century Fox, Inc., Class A	572,220	17,475,599
Specialty retail 1.2%
Group 1 Automotive, Inc.	137,382	9,472,489
Textiles, apparel and luxury goods 0.6%
Ralph Lauren Corp.	56,810	4,585,703
Consumer staples 8.5%		69,005,322
Beverages 2.6%
Anheuser-Busch InBev NV, ADR	111,099	12,580,851
Heineken Holding NV	104,371	8,746,743
Food products 1.1%
Danone SA	122,468	8,571,036
Household products 1.7%
The Procter & Gamble Company	161,279	14,084,495
Tobacco 3.1%
Imperial Brands PLC	213,677	10,464,471
Philip Morris International, Inc.	131,340	14,557,726
Energy 11.9%		97,327,681
Energy equipment and services 0.9%
National Oilwell Varco, Inc.	225,233	7,876,398
Oil, gas and consumable fuels 11.0%
Chevron Corp.	154,349	16,469,038
Exxon Mobil Corp.	331,271	27,048,277
Kinder Morgan, Inc.	913,916	18,854,087
Occidental Petroleum Corp.	253,760	15,616,390
Suncor Energy, Inc.	365,545	11,463,491
Financials 32.0%		260,193,349
Banks 16.0%
Bank of America Corp.	1,441,199	33,637,585
CIT Group, Inc.	298,838	13,839,188
Citigroup, Inc.	527,116	31,163,098
JPMorgan Chase & Co.	402,931	35,054,997
Wells Fargo & Company	309,917	16,685,931
Capital markets 10.8%
Affiliated Managers Group, Inc.	125,367	20,759,522
Invesco, Ltd.	279,798	9,216,546
Morgan Stanley	657,821	28,529,697
The Goldman Sachs Group, Inc.	130,749	29,261,626

2SEE NOTES TO FUND'S INVESTMENTS

Fundamental Large Cap Value Fund

	Shares	Value
Financials (continued)
Consumer finance 2.5%
American Express Company	253,950	$20,125,538
Insurance 2.7%
American International Group, Inc.	359,869	21,919,621
Health care 10.1%		81,934,444
Biotechnology 2.1%
Amgen, Inc.	44,822	7,320,329
Gilead Sciences, Inc.	145,059	9,943,794
Health care equipment and supplies 3.1%
Danaher Corp.	96,743	8,061,594
Medtronic PLC	200,572	16,665,527
Health care providers and services 1.0%
Patterson Companies, Inc.	179,238	7,974,299
Pharmaceuticals 3.9%
Merck & Company, Inc.	208,181	12,975,922
Novartis AG, ADR	246,566	18,992,979
Industrials 10.5%		85,309,242
Aerospace and defense 2.6%
United Technologies Corp.	178,171	21,200,567
Electrical equipment 0.8%
Sensata Technologies Holding NV (I)	152,203	6,267,717
Industrial conglomerates 2.2%
General Electric Company	600,424	17,406,292
Professional services 0.9%
Nielsen Holdings PLC	185,844	7,643,764
Road and rail 2.6%
Union Pacific Corp.	191,398	21,428,920
Trading companies and distributors 1.4%
United Rentals, Inc. (I)	103,611	11,361,982
Information technology 14.0%		113,922,488
Communications equipment 1.0%
Cisco Systems, Inc.	249,264	8,492,424
Internet software and services 2.5%
eBay, Inc. (I)	598,388	19,992,143
Semiconductors and semiconductor equipment 2.0%
QUALCOMM, Inc.	295,136	15,860,609
Software 3.9%
Microsoft Corp.	273,456	18,720,798
Oracle Corp.	297,207	13,362,427
Technology hardware, storage and peripherals 4.6%
Apple, Inc.	261,010	37,494,087

SEE NOTES TO FUND'S INVESTMENTS3

Fundamental Large Cap Value Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.1%					$16,992,000
(Cost $16,992,000)
U.S. Government Agency 1.3%					10,386,000
Federal Agricultural Mortgage Corp. Discount Note	0.690		05-01-17	610,000	610,000
Federal Farm Credit Bank Discount Note	0.633		05-01-17	1,791,000	1,791,000
Federal Home Loan Bank Discount Note	0.646		05-01-17	7,985,000	7,985,000
				Par value^	Value
Repurchase agreement 0.8%					$6,606,000
Barclays Tri-Party Repurchase Agreement dated 4-28-17 at 0.800% to be repurchased at $5,984,399 on 5-1-17, collateralized by $4,609,300 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $6,104,204, including interest)				5,984,000	5,984,000
Repurchase Agreement with State Street Corp. dated 4-28-17 at 0.220% to be repurchased at $622,011 on 5-1-17, collateralized by $630,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $635,868, including interest)				622,000	622,000
Total investments (Cost $728,449,607)† 100.0%					$813,223,803
Other assets and liabilities, net 0.0%					($92,991)
Total net assets 100.0%					$813,130,812

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $725,599,773. Net unrealized appreciation aggregated to $87,624,030, of which $97,025,100 related to appreciated investment securities and $9,401,070 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 4-30-17:

United States	89.3%
Switzerland	2.3%
Ireland	2.0%
Belgium	1.5%
Canada	1.4%
United Kingdom	1.3%
Netherlands	1.1%
France	1.1%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017 by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$88,539,277	$88,539,277	—	—
Consumer staples	69,005,322	41,223,072	$27,782,250	—
Energy	97,327,681	97,327,681	—	—
Financials	260,193,349	260,193,349	—	—
Health care	81,934,444	81,934,444	—	—
Industrials	85,309,242	85,309,242	—	—
Information technology	113,922,488	113,922,488	—	—
Short-term investments	16,992,000	—	16,992,000	—
Total investments in securities	$813,223,803	$768,449,553	$44,774,250	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	374Q3	04/17
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.		6/17

John Hancock

Diversified Strategies Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsDiversified Strategies Fund

As of 4-30-17 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 21.6%					$8,935,320
(Cost $8,622,361)
Consumer discretionary 1.9%					805,664
Auto components 0.1%
Nemak SAB de CV (S)	5.500		02-28-23	20,000	20,650
Automobiles 0.6%
American Honda Finance Corp.	1.700		02-22-19	25,000	25,013
American Honda Finance Corp.	2.000		02-14-20	35,000	35,184
BMW US Capital LLC (S)	2.150		04-06-20	25,000	25,097
Ford Motor Company	4.750		01-15-43	15,000	14,124
Ford Motor Credit Company LLC	5.875		08-02-21	60,000	66,761
General Motors Company	6.250		10-02-43	20,000	21,847
General Motors Financial Company, Inc.	4.000		01-15-25	40,000	40,274
General Motors Financial Company, Inc.	4.300		07-13-25	31,000	31,557
Diversified consumer services 0.1%
Laureate Education, Inc. (S)	8.250		05-01-25	10,000	10,275
Service Corp. International	5.375		05-15-24	15,000	15,844
Hotels, restaurants and leisure 0.2%
CCM Merger, Inc. (S)	6.000		03-15-22	12,000	12,390
Chester Downs & Marina LLC (S)	9.250		02-01-20	17,000	17,404
GLP Capital LP	5.375		04-15-26	15,000	15,825
Hilton Grand Vacations Borrower LLC (S)	6.125		12-01-24	10,000	10,650
International Game Technology PLC (S)	6.500		02-15-25	15,000	16,425
Mohegan Tribal Gaming Authority (S)	7.875		10-15-24	20,000	20,475
Household durables 0.0%
Newell Brands, Inc.	2.150		10-15-18	3,000	3,017
Internet and direct marketing retail 0.1%
Expedia, Inc.	5.000		02-15-26	40,000	42,941
Leisure products 0.0%
Vista Outdoor, Inc.	5.875		10-01-23	14,000	13,930
Media 0.7%
Cengage Learning, Inc. (S)	9.500		06-15-24	15,000	13,538
Charter Communications Operating LLC	6.484		10-23-45	32,000	37,461
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	17,000	17,616
Lions Gate Entertainment Corp. (S)	5.875		11-01-24	10,000	10,375
MDC Partners, Inc. (S)	6.500		05-01-24	15,000	14,625
Midcontinent Communications (S)	6.875		08-15-23	15,000	16,088
Myriad International Holdings BV (S)	5.500		07-21-25	15,000	15,889
Omnicom Group, Inc.	3.600		04-15-26	15,000	15,115
Sinclair Television Group, Inc. (S)	5.625		08-01-24	20,000	20,797
Sirius XM Radio, Inc. (S)	5.250		08-15-22	70,000	71,925
Sirius XM Radio, Inc. (S)	5.375		04-15-25	15,000	15,394
Sirius XM Radio, Inc. (S)	5.375		07-15-26	20,000	20,475
WMG Acquisition Corp. (S)	4.875		11-01-24	10,000	10,125
WMG Acquisition Corp. (S)	6.750		04-15-22	23,000	24,268
Specialty retail 0.1%
L Brands, Inc.	6.625		04-01-21	25,000	27,500
L Brands, Inc.	6.875		11-01-35	15,000	14,790

2SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 0.8%					$336,284
Beverages 0.1%
PepsiCo, Inc.	1.500		02-22-19	30,000	30,022
Food and staples retailing 0.2%
SUPERVALU, Inc.	7.750		11-15-22	15,000	15,366
Walgreens Boots Alliance, Inc.	1.750		05-30-18	25,000	25,095
Whole Foods Market, Inc.	5.200		12-03-25	35,000	36,673
Food products 0.3%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	15,000	16,912
Kraft Heinz Foods Company	2.000		07-02-18	30,000	30,077
Kraft Heinz Foods Company (S)	4.875		02-15-25	18,000	19,274
Kraft Heinz Foods Company	5.200		07-15-45	24,000	25,342
Mondelez International Holdings Netherlands BV (S)	1.625		10-28-19	25,000	24,636
Post Holdings, Inc. (S)	5.750		03-01-27	10,000	10,363
Post Holdings, Inc. (S)	7.750		03-15-24	15,000	16,669
Household products 0.0%
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23	14,000	14,210
Personal products 0.2%
Revlon Consumer Products Corp.	5.750		02-15-21	50,000	49,750
Revlon Consumer Products Corp.	6.250		08-01-24	14,000	13,615
Tobacco 0.0%
Vector Group, Ltd. (S)	6.125		02-01-25	8,000	8,280
Energy 2.4%					1,002,100
Energy equipment and services 0.0%
Antero Midstream Partners LP (S)	5.375		09-15-24	17,000	17,383
Oil, gas and consumable fuels 2.4%
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25	10,000	10,663
Cimarex Energy Company	4.375		06-01-24	15,000	15,750
Columbia Pipeline Group, Inc.	4.500		06-01-25	25,000	26,468
DCP Midstream Operating LP	2.700		04-01-19	15,000	14,963
DCP Midstream Operating LP (S)	9.750		03-15-19	20,000	22,650
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	15,000	14,325
Enbridge Energy Partners LP	4.375		10-15-20	15,000	15,820
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR + 3.797%)	8.050		10-01-77	16,000	15,800
Enbridge, Inc.	4.250		12-01-26	20,000	20,855
Energy Transfer LP	5.150		03-15-45	15,000	14,392
Enterprise Products Operating LLC (P)	4.877		08-01-66	35,000	35,000
Gulfport Energy Corp. (S)	6.000		10-15-24	5,000	4,925
KCA Deutag UK Finance PLC (S)	9.875		04-01-22	5,000	5,138
Kinder Morgan, Inc.	5.550		06-01-45	25,000	26,476
Newfield Exploration Company	5.625		07-01-24	5,000	5,284
Newfield Exploration Company	5.750		01-30-22	7,000	7,438
Occidental Petroleum Corp.	3.400		04-15-26	20,000	20,237
Pertamina Persero PT (S)	6.450		05-30-44	200,000	225,611
Petrobras Global Finance BV	5.625		05-20-43	25,000	20,906
Petrobras Global Finance BV	7.375		01-17-27	15,000	16,095
Petroleos Mexicanos	4.875		01-24-22	15,000	15,503
Petroleos Mexicanos (S)	5.375		03-13-22	5,000	5,256
Petroleos Mexicanos	5.500		01-21-21	75,000	79,500
Regency Energy Partners LP	5.500		04-15-23	60,000	62,465
Resolute Energy Corp.	8.500		05-01-20	10,000	10,200

SEE NOTES TO FUND'S INVESTMENTS3

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Shell International Finance BV	4.375		05-11-45	35,000	$35,927
Summit Midstream Holdings LLC	5.750		04-15-25	15,000	15,188
Sunoco Logistics Partners Operations LP	3.900		07-15-26	25,000	24,782
Sunoco Logistics Partners Operations LP	4.400		04-01-21	17,000	17,970
Tallgrass Energy Partners LP (S)	5.500		09-15-24	5,000	5,025
Teekay Offshore Partners LP	6.000		07-30-19	29,000	27,115
Tesoro Logistics LP	5.250		01-15-25	8,000	8,490
Tesoro Logistics LP	6.125		10-15-21	25,000	26,094
Tesoro Logistics LP	6.375		05-01-24	15,000	16,388
The Williams Companies, Inc.	4.550		06-24-24	10,000	10,238
The Williams Companies, Inc.	5.750		06-24-44	8,000	8,280
Williams Partners LP	4.875		05-15-23	15,000	15,450
Williams Partners LP	4.875		03-15-24	38,000	39,425
YPF SA (S)	8.500		07-28-25	20,000	22,625
Financials 6.2%					2,559,283
Banks 3.3%
Bank of America Corp.	3.950		04-21-25	20,000	20,071
Bank of America Corp.	4.200		08-26-24	15,000	15,462
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26	35,000	38,544
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000		01-30-18	35,000	36,313
BankUnited, Inc.	4.875		11-17-25	25,000	25,682
BPCE SA (S)	5.700		10-22-23	25,000	27,060
Citigroup, Inc.	2.350		08-02-21	30,000	29,635
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (Q)	5.875		03-27-20	15,000	15,641
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26	35,000	38,106
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	100,000	116,750
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	200,000	213,964
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23	35,000	34,825
JPMorgan Chase & Co.	3.200		06-15-26	25,000	24,508
JPMorgan Chase & Co.	4.625		05-10-21	45,000	48,718
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20	25,000	26,064
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	35,000	39,480
Lloyds Banking Group PLC	4.650		03-24-26	55,000	57,110
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (Q)	5.125		11-01-26	20,000	20,225
Popular, Inc.	7.000		07-01-19	15,000	15,600
Russian Agricultural Bank OJSC (S)	5.100		07-25-18	200,000	206,000
Santander Holdings USA, Inc.	2.700		05-24-19	40,000	40,177
Standard Chartered PLC (S)	2.100		08-19-19	50,000	49,735
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	37,000	37,339
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	30,000	30,060
Wells Fargo & Company	4.650		11-04-44	15,000	15,149
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	60,000	65,100
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	20,000	20,925
Westpac Banking Corp.	2.150		03-06-20	44,000	44,176
Capital markets 0.7%
Ares Capital Corp.	3.875		01-15-20	35,000	35,785
FS Investment Corp.	4.000		07-15-19	35,000	35,212

4SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Jefferies Group LLC	4.850		01-15-27	27,000	$28,041
Morgan Stanley	3.875		01-27-26	20,000	20,447
Morgan Stanley	5.500		01-26-20	25,000	27,165
Morgan Stanley	7.300		05-13-19	45,000	49,625
The Goldman Sachs Group, Inc.	2.000		04-25-19	15,000	14,990
The Goldman Sachs Group, Inc.	2.300		12-13-19	55,000	55,121
The Goldman Sachs Group, Inc.	3.750		05-22-25	20,000	20,362
The Goldman Sachs Group, Inc.	4.750		10-21-45	15,000	16,054
Consumer finance 0.6%
Ally Financial, Inc.	3.250		11-05-18	15,000	15,150
Ally Financial, Inc.	5.125		09-30-24	65,000	66,381
Capital One Financial Corp.	3.750		07-28-26	35,000	33,712
Capital One Financial Corp.	4.200		10-29-25	30,000	30,209
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20	25,000	26,000
Credit Acceptance Corp.	6.125		02-15-21	40,000	39,800
Discover Financial Services	3.950		11-06-24	20,000	20,270
Enova International, Inc.	9.750		06-01-21	20,000	20,400
Diversified financial services 0.3%
ASP AMC Merger Sub, Inc. (S)	8.000		05-15-25	11,000	10,918
Flagstar Bancorp, Inc.	6.125		07-15-21	15,000	16,060
Ladder Capital Finance Holdings LLLP (S)	5.250		03-15-22	6,000	6,158
NewStar Financial, Inc.	7.250		05-01-20	25,000	25,781
S&P Global, Inc.	4.000		06-15-25	25,000	26,229
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	29,000	29,943
Insurance 1.0%
AXA SA	8.600		12-15-30	100,000	139,500
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR +3.576%) (S)	7.800		03-07-87	100,000	115,750
MetLife, Inc.	6.400		12-15-66	20,000	22,500
MetLife, Inc. (S)	9.250		04-08-68	15,000	21,581
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	15,000	15,600
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	15,000	16,572
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	25,000	34,101
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-68	30,000	31,716
Thrifts and mortgage finance 0.3%
Nationstar Mortgage LLC	6.500		07-01-21	20,000	20,300
Nationstar Mortgage LLC	7.875		10-01-20	30,000	31,200
Nationstar Mortgage LLC	9.625		05-01-19	15,000	15,431
Quicken Loans, Inc. (S)	5.750		05-01-25	30,000	30,300
Radian Group, Inc.	5.250		06-15-20	15,000	15,675
Radian Group, Inc.	7.000		03-15-21	15,000	16,725
Stearns Holdings LLC (S)	9.375		08-15-20	10,000	10,100
Health care 1.2%					480,159
Biotechnology 0.3%
AbbVie, Inc.	3.600		05-14-25	27,000	27,229
Amgen, Inc.	4.400		05-01-45	13,000	12,839
Shire Acquisitions Investments Ireland DAC	1.900		09-23-19	30,000	29,833
Shire Acquisitions Investments Ireland DAC	3.200		09-23-26	40,000	38,727

SEE NOTES TO FUND'S INVESTMENTS5

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.1%
Medtronic, Inc.	4.625		03-15-45	20,000	$21,763
Zimmer Biomet Holdings, Inc.	3.550		04-01-25	25,000	24,904
Health care providers and services 0.6%
Community Health Systems, Inc.	5.125		08-01-21	15,000	14,869
Community Health Systems, Inc.	8.000		11-15-19	13,000	12,651
DaVita, Inc.	5.000		05-01-25	20,000	20,150
Fresenius US Finance II, Inc. (S)	4.500		01-15-23	15,000	15,450
HCA, Inc.	5.250		04-15-25	20,000	21,494
HCA, Inc.	5.250		06-15-26	20,000	21,325
HCA, Inc.	7.500		02-15-22	50,000	57,520
LifePoint Health, Inc. (S)	5.375		05-01-24	15,000	15,150
MEDNAX, Inc. (S)	5.250		12-01-23	15,000	15,338
Select Medical Corp.	6.375		06-01-21	20,000	20,450
Universal Health Services, Inc. (S)	4.750		08-01-22	15,000	15,422
Life sciences tools and services 0.0%
Quintiles IMS, Inc. (S)	4.875		05-15-23	5,000	5,138
Pharmaceuticals 0.2%
Actavis Funding SCS	3.800		03-15-25	20,000	20,355
Mylan NV	2.500		06-07-19	20,000	20,098
Mylan NV	3.950		06-15-26	50,000	49,454
Industrials 2.7%					1,103,509
Aerospace and defense 0.3%
Arconic, Inc.	5.125		10-01-24	25,000	26,188
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	20,000	20,750
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25	15,000	15,825
Lockheed Martin Corp.	2.900		03-01-25	28,000	27,786
Lockheed Martin Corp.	4.700		05-15-46	20,000	21,973
Air freight and logistics 0.1%
XPO Logistics, Inc. (S)	6.500		06-15-22	28,000	29,645
Airlines 0.9%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18	15,000	15,525
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		07-31-19	59,028	60,946
British Airways 2013-1 Class B Pass Through Trust (S)	5.625		12-20-21	14,236	14,989
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		07-02-19	1,491	1,514
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		10-19-23	14,733	16,206
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24	55,103	62,059
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		01-02-20	87,171	91,050
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		05-01-21	10,350	11,496
United Airlines 2014-2 Class A Pass Through Trust	3.750		03-03-28	31,983	32,742
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24	25,729	26,372
United Airlines 2016-1 Class A Pass Through Trust	3.450		01-07-30	15,000	15,075
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26	18,764	21,041
Building products 0.2%
Builders FirstSource, Inc. (S)	10.750		08-15-23	10,000	11,675
Masco Corp.	4.375		04-01-26	15,000	15,864
Masco Corp.	4.450		04-01-25	15,000	15,951
Owens Corning	4.200		12-15-22	20,000	20,964
Commercial services and supplies 0.1%
LSC Communications, Inc. (S)	8.750		10-15-23	18,000	18,585

6SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (S)	9.250		05-15-23	15,000	$16,388
Construction and engineering 0.1%
AECOM (S)	5.125		03-15-27	25,000	25,029
Engility Corp. (S)	8.875		09-01-24	5,000	5,338
Tutor Perini Corp. (S)	6.875		05-01-25	5,000	5,250
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	5,000	5,094
Industrial conglomerates 0.1%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21	29,000	30,588
Machinery 0.0%
SPL Logistics Escrow LLC (S)	8.875		08-01-20	24,000	19,440
Professional services 0.1%
IHS Markit, Ltd. (S)	4.750		02-15-25	7,000	7,324
Verisk Analytics, Inc.	4.000		06-15-25	40,000	40,917
Trading companies and distributors 0.6%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (S)	6.500		06-15-45	25,000	26,250
Ahern Rentals, Inc. (S)	7.375		05-15-23	25,000	21,500
Air Lease Corp.	3.375		01-15-19	10,000	10,212
Aircastle, Ltd.	5.500		02-15-22	15,000	16,244
Aircastle, Ltd.	6.250		12-01-19	25,000	27,113
International Lease Finance Corp. (S)	7.125		09-01-18	100,000	106,750
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24	6,000	6,345
United Rentals North America, Inc.	5.500		07-15-25	20,000	20,900
United Rentals North America, Inc.	5.750		11-15-24	15,000	15,806
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	100,000	102,800
Information technology 1.4%					567,719
Electronic equipment, instruments and components 0.3%
Ingram Micro, Inc.	5.450		12-15-24	20,000	20,073
Jabil Circuit, Inc.	4.700		09-15-22	40,000	42,000
Tech Data Corp.	4.950		02-15-27	34,000	35,014
Zebra Technologies Corp.	7.250		10-15-22	20,000	21,625
Internet software and services 0.1%
eBay, Inc.	2.500		03-09-18	15,000	15,111
Match Group, Inc.	6.375		06-01-24	15,000	16,331
VeriSign, Inc.	5.250		04-01-25	20,000	20,925
IT services 0.2%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	100,000	100,000
Tempo Acquisition LLC (S)	6.750		06-01-25	5,000	5,138
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc.	5.875		02-15-22	15,000	15,713
Micron Technology, Inc.	7.500		09-15-23	15,000	16,800
NXP BV (S)	4.625		06-01-23	40,000	43,050
Software 0.4%
CA, Inc.	3.600		08-15-22	25,000	25,658
CA, Inc.	4.700		03-15-27	20,000	21,005
Electronic Arts, Inc.	4.800		03-01-26	45,000	49,197

SEE NOTES TO FUND'S INVESTMENTS7

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	4.450		11-03-45	30,000	$32,030
Open Text Corp. (S)	5.875		06-01-26	15,000	16,013
Symantec Corp. (S)	5.000		04-15-25	6,000	6,196
Technology hardware, storage and peripherals 0.2%
Dell International LLC (S)	6.020		06-15-26	50,000	55,075
Dell International LLC (S)	7.125		06-15-24	5,000	5,527
NCR Corp.	5.875		12-15-21	5,000	5,238
Materials 0.7%					282,107
Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000		05-07-20	100,000	109,125
NOVA Chemicals Corp. (S)	5.000		05-01-25	45,000	46,069
Platform Specialty Products Corp. (S)	6.500		02-01-22	35,000	35,875
The Chemours Company	6.625		05-15-23	29,000	31,030
Construction materials 0.0%
U.S. Concrete, Inc. (S)	6.375		06-01-24	9,000	9,405
Containers and packaging 0.0%
Cascades, Inc. (S)	5.500		07-15-22	13,000	13,098
Metals and mining 0.1%
Vale Overseas, Ltd.	6.250		08-10-26	15,000	16,392
Paper and forest products 0.1%
Boise Cascade Company (S)	5.625		09-01-24	5,000	5,138
Norbord, Inc. (S)	6.250		04-15-23	15,000	15,975
Real estate 0.8%					345,731
Equity real estate investment trusts 0.8%
American Tower Corp.	4.700		03-15-22	40,000	43,079
Crown Castle Towers LLC (S)	6.113		01-15-40	100,000	108,334
Equinix, Inc.	5.375		05-15-27	12,000	12,537
Iron Mountain, Inc.	5.750		08-15-24	45,000	46,350
Iron Mountain, Inc.	6.000		08-15-23	25,000	26,562
Omega Healthcare Investors, Inc.	4.500		01-15-25	25,000	25,107
Ventas Realty LP	3.500		02-01-25	30,000	29,682
Ventas Realty LP	3.750		05-01-24	7,000	7,111
VEREIT Operating Partnership LP	4.600		02-06-24	45,000	46,969
Telecommunication services 1.7%					713,018
Diversified telecommunication services 0.6%
AT&T, Inc.	4.750		05-15-46	20,000	18,775
Cincinnati Bell, Inc. (S)	7.000		07-15-24	15,000	15,878
Frontier Communications Corp.	8.875		09-15-20	20,000	21,112
GCI, Inc.	6.875		04-15-25	15,000	16,125
Radiate Holdco LLC (S)	6.625		02-15-25	15,000	14,963
Telecom Italia Capital SA	7.200		07-18-36	100,000	110,250
Verizon Communications, Inc.	4.862		08-21-46	50,000	48,558
Verizon Communications, Inc.	5.012		08-21-54	15,000	14,554
Zayo Group LLC (S)	5.750		01-15-27	8,000	8,490
Wireless telecommunication services 1.1%
Digicel Group, Ltd. (S)	8.250		09-30-20	200,000	183,000
Digicel, Ltd. (S)	6.750		03-01-23	15,000	14,269
Millicom International Cellular SA (S)	6.625		10-15-21	200,000	209,500

8SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Sprint Capital Corp.	6.875		11-15-28	20,000	$21,700
T-Mobile USA, Inc.	6.125		01-15-22	15,000	15,844
Utilities 1.8%					739,746
Electric utilities 1.5%
Abengoa Transmision Sur SA (S)	6.875		04-30-43	9,979	10,740
Broadcom Corp. (S)	2.375		01-15-20	30,000	30,021
Broadcom Corp. (S)	3.875		01-15-27	34,000	34,509
Electricite de France SA (S)	3.625		10-13-25	15,000	15,319
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	100,000	100,000
Empresa Electrica Angamos SA (S)	4.875		05-25-29	200,000	202,915
Majapahit Holding BV (S)	7.750		01-20-20	150,000	169,050
NextEra Energy Capital Holdings, Inc.	1.649		09-01-18	10,000	9,971
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19	15,000	15,104
NextEra Energy Capital Holdings, Inc.	3.550		05-01-27	30,000	30,091
Gas utilities 0.0%
AmeriGas Partners LP	5.500		05-20-25	11,000	11,110
Independent power and renewable electricity producers 0.3%
NRG Energy, Inc.	6.250		05-01-24	35,000	34,878
NRG Energy, Inc.	6.625		01-15-27	20,000	19,800
NRG Yield Operating LLC	5.375		08-15-24	55,000	56,238
U.S. Government and Agency obligations 12.2%					$5,059,852
(Cost $5,019,425)
U.S. Government 9.1%					3,770,950
U.S. Treasury
Bond	2.750		11-15-42	455,000	439,075
Bond	2.875		11-15-46	859,000	844,135
Note	1.375		01-15-20	1,030,000	1,029,236
Note	2.250		02-15-27	800,000	797,625
Treasury Inflation Protected Security	0.125		04-15-21	205,544	207,467
Treasury Inflation Protected Security	0.375		07-15-25	179,748	181,059
Treasury Inflation Protected Security	0.375		01-15-27	89,744	89,862
Treasury Inflation Protected Security	1.250		07-15-20	173,118	182,491
U.S. Government Agency 3.1%					1,288,902
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.000		12-01-40	332,012	354,487
30 Yr Pass Thru	4.000		01-01-43	219,775	232,523
30 Yr Pass Thru	4.500		12-01-40	227,856	246,467
Federal National Mortgage Association
30 Yr Pass Thru	3.500		03-01-44	405,603	421,050
30 Yr Pass Thru	4.000		09-01-40	32,441	34,375
Foreign government obligations 1.3%					$548,877
(Cost $615,260)
Argentina 0.1%					49,734
Republic of Argentina
Bond	6.875		01-26-27	10,000	10,565
Bond	8.280		12-31-33	35,051	39,169
Brazil 0.3%					131,681

SEE NOTES TO FUND'S INVESTMENTS9

Diversified Strategies Fund

	Rate (%	)		Maturity date	Par value^		Value
Brazil (continued)
Federative Republic of Brazil
Note	10.000			01-01-21	BRL	275,000	$89,639
Note	10.000			01-01-23	BRL	130,000	42,042
Indonesia 0.4%							179,308
Republic of Indonesia Bond	8.375			09-15-26	IDR	2,200,000,000	179,308
Mexico 0.5%							188,154
Government of Mexico
Bond	7.750			05-29-31	MXN	2,200,000	119,959
Bond	10.000			12-05-24	MXN	1,100,000	68,195
Capital preferred securities 0.2%							$69,671
(Cost $71,626)
Financials 0.2%							69,671
Insurance 0.2%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875			12-15-67		35,000	44,643
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500			05-09-67		25,000	25,028
Convertible bonds 0.0%							$14,747
(Cost $15,000)
Utilities 0.0%							14,747
Independent power and renewable electricity producers 0.0%
NRG Yield, Inc. (S)	3.250			06-01-20		15,000	14,747
Term loans (M) 1.1%							$472,839
(Cost $490,223)
Consumer discretionary 0.3%							123,904
Media 0.3%
iHeartCommunications, Inc.	7.743			01-30-19	110,259		93,798
iHeartCommunications, Inc.	8.493			07-30-19	35,461		30,106
Financials 0.0%							10,000
Capital markets 0.0%
LSF9 Atlantis Holdings LLC (T)			TBD	04-21-23	10,000		10,000
Health care 0.4%							155,865
Health care providers and services 0.4%
National Mentor Holdings, Inc.	4.397			01-31-21	57,231		57,625
Surgery Center Holdings, Inc.	4.750			11-03-20	97,751		98,240
Industrials 0.4%							183,070
Aerospace and defense 0.2%
WP CPP Holdings LLC	4.671			12-28-19	95,750		86,654
Airlines 0.2%
Delta Air Lines, Inc.	3.489			10-18-18	95,750		96,416
Collateralized mortgage obligations 2.0%							$813,030
(Cost $803,063)
Commercial and residential 1.7%							705,353
Americold 2010 LLC Series 2010-ARTA, Class D (S)	7.443			01-14-29		100,000	112,617
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.594			09-15-26		100,000	99,984
Series 2015-200P, Class F (P) (S)	3.716			04-14-33		25,000	23,813

10SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA (P) (S)	3.912		12-15-27	88,920	$89,394
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2013-CR6, Class XA IO	1.595		03-10-46	283,371	9,800
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-FL4, Class D (P) (S)	3.440		07-13-31	50,000	49,129
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7	6.000		08-25-37	55,886	51,942
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	3.144		07-15-29	100,000	98,551
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.936		07-25-35	480,752	32,064
Series 2005-AR8, Class AX2 IO	1.954		05-25-35	405,240	23,381
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class F (P) (S)	4.994		06-15-29	100,000	99,001
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class C	4.311		03-15-50	15,000	15,677
U.S. Government Agency 0.3%					107,677
Federal Home Loan Mortgage Corp.
Series K018, Class X1 IO	1.531		01-25-22	376,747	19,802
Series K710, Class X1 IO	1.886		05-25-19	258,287	7,327
Government National Mortgage Association
Series 2012-114, Class IO	0.822		01-16-53	173,365	9,767
Series 2016-162, Class IO	0.996		09-16-58	209,939	17,383
Series 2016-174, Class IO	0.904		11-16-56	138,865	11,672
Series 2016-87, Class IO	1.007		08-16-58	128,491	9,921
Series 2017-20, Class IO	0.750		12-16-58	259,418	18,389
Series 2017-46, Class IO	0.619		11-16-57	194,760	13,416
Asset backed securities 3.3%					$1,356,983
(Cost $1,344,656)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	1.441		10-25-35	75,000	71,240
American Express Credit Account Master Trust Series 2017-1, Class A	1.930		09-15-22	100,000	100,329
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969		10-30-45	39,400	39,498
BA Credit Card Trust Series 2017-A1, Class A1	1.950		08-15-22	80,000	80,269
Cabela's Credit Card Master Note Trust Series 2016-1, Class A1	1.780		06-15-22	50,000	49,967
California Republic Auto Receivables Trust Series 2016-2, Class A4	1.830		12-15-21	15,000	14,976
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340		04-15-22	55,000	54,595
Series 2017-A1, Class A1	2.000		01-17-23	65,000	65,327
CarMax Auto Owner Trust Series 2016-2, Class A4	1.680		09-15-21	20,000	19,884
Chase Issuance Trust
Series 2016-A2, Class A	1.370		06-15-21	45,000	44,734
Series 2016-A5, Class A5	1.270		07-15-21	90,000	89,209
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A4 (S)	1.870		02-15-22	15,000	14,889
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1	1.750		11-19-21	65,000	64,967

SEE NOTES TO FUND'S INVESTMENTS11

Diversified Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
CNH Equipment Trust Series 2016-B, Class A3	1.630		08-15-21	20,000	$19,962
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B (P)	4.998		02-25-35	32,764	32,837
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	58,800	59,767
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	29,550	29,110
Ford Credit Auto Owner Trust Series 2016-C, Class A4	1.400		02-15-22	26,000	25,690
Honda Auto Receivables Owner Trust
Series 2016-2, Class A4	1.620		08-15-22	30,000	29,937
Series 2016-3, Class A4	1.330		11-18-22	80,000	79,184
Series 2016-4, Class A4	1.360		01-18-23	30,000	29,662
Series 2017-1, Class A3	1.720		07-21-21	40,000	40,023
Huntington Auto Trust Series 2016-1, Class A4	1.930		04-15-22	55,000	55,129
Hyundai Auto Receivables Trust Series 2017-A, Class A3	1.760		08-16-21	35,000	35,036
Nissan Auto Receivables Owner Trust Series 2017-A, Class A3	1.740		08-16-21	20,000	20,032
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	1.141		09-25-36	31,208	30,315
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	13,282	13,212
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040		03-15-22	20,000	20,100
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832		05-25-46	29,850	30,384
Towd Point Mortgage Trust Series 2016-5, Class A1 (P) (S)	2.500		10-25-56	37,371	37,270
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	59,100	59,449
				Shares	Value
Common stocks 31.4%					$13,022,060
(Cost $11,483,159)
Consumer discretionary 6.3%					2,606,341
Auto components 0.5%
Delphi Automotive PLC				1,450	116,580
Magna International, Inc.				1,672	69,839
Automobiles 1.2%
Bayerische Motoren Werke AG				585	55,892
Ford Motor Company				8,775	100,649
Honda Motor Company, Ltd.				2,400	69,854
Mazda Motor Corp.				2,700	39,885
Nissan Motor Company, Ltd.				9,100	86,683
Toyota Motor Corp.				2,300	124,478
Hotels, restaurants and leisure 0.6%
Norwegian Cruise Line Holdings, Ltd. (I)				2,068	111,527
Starbucks Corp.				2,569	154,294
Household durables 0.2%
Panasonic Corp.				4,600	55,008
Tempur Sealy International, Inc. (I)				935	43,898
Internet and direct marketing retail 0.8%
Amazon.com, Inc. (I)				256	236,797

12SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
The Priceline Group, Inc. (I)	39	$72,026
Media 0.7%
Comcast Corp., Class A	1,764	69,131
Lions Gate Entertainment Corp., Class A	1,718	44,960
Lions Gate Entertainment Corp., Class B (I)	1,718	40,974
The Walt Disney Company	1,274	147,274
Specialty retail 1.5%
Advance Auto Parts, Inc.	175	24,875
Build-A-Bear Workshop, Inc. (I)	6,985	72,644
CarMax, Inc. (I)	1,259	73,652
Lithia Motors, Inc., Class A	669	63,923
Lowe's Companies, Inc.	1,220	103,554
O'Reilly Automotive, Inc. (I)	153	37,967
The TJX Companies, Inc.	1,673	131,565
Tractor Supply Company	668	41,356
Williams-Sonoma, Inc.	1,642	88,750
Textiles, apparel and luxury goods 0.8%
adidas AG	257	51,526
Gildan Activewear, Inc.	3,501	98,168
NIKE, Inc., Class B	1,739	96,358
Ralph Lauren Corp.	1,019	82,254
Consumer staples 2.5%		1,017,750
Beverages 0.7%
Anheuser-Busch InBev SA	342	38,567
Diageo PLC, ADR	215	25,247
Heineken NV	561	50,037
PepsiCo, Inc.	1,143	129,479
The Coca-Cola Company	976	42,114
Food and staples retailing 0.7%
Alimentation Couche-Tard, Inc., Class B	859	39,506
CVS Health Corp.	1,316	108,491
Koninklijke Ahold Delhaize NV	5,877	121,744
Food products 0.3%
Danone SA	519	36,323
Mondelez International, Inc., Class A	1,794	80,784
Personal products 0.2%
Pola Orbis Holdings, Inc.	4,000	92,371
Tobacco 0.6%
Altria Group, Inc.	382	27,420
British American Tobacco PLC	1,062	71,752
Japan Tobacco, Inc.	2,900	96,500
Philip Morris International, Inc.	518	57,415
Energy 2.1%		857,743
Energy equipment and services 0.6%
Halliburton Company	1,294	59,369
Schlumberger, Ltd.	1,265	91,826
Weatherford International PLC (I)	16,219	93,584

SEE NOTES TO FUND'S INVESTMENTS13

Diversified Strategies Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 1.5%
Apache Corp.	1,496	$72,765
California Resources Corp. (I)	50	585
Canadian Natural Resources, Ltd.	2,621	83,531
Concho Resources, Inc. (I)	246	31,158
Devon Energy Corp.	1,678	66,264
EOG Resources, Inc.	968	89,540
Range Resources Corp.	2,175	57,616
Royal Dutch Shell PLC, A Shares	4,464	115,923
TOTAL SA	1,862	95,582
Financials 6.0%		2,494,179
Banks 4.3%
Bank of America Corp.	9,740	227,332
Barclays PLC	26,590	72,814
Citigroup, Inc.	2,971	175,646
HSBC Holdings PLC	18,738	154,519
ICICI Bank, Ltd., ADR	15,507	132,895
JPMorgan Chase & Co.	2,574	223,938
KeyCorp	5,048	92,076
Regions Financial Corp.	3,541	48,689
Seven Bank, Ltd.	8,100	27,205
Standard Chartered PLC (I)	6,549	61,203
Sumitomo Mitsui Financial Group, Inc.	1,900	70,548
SVB Financial Group (I)	536	94,304
U.S. Bancorp	3,067	157,276
UniCredit SpA (I)	1,212	19,734
Wells Fargo & Company	4,432	238,619
Capital markets 1.3%
Affiliated Managers Group, Inc.	582	96,373
Euronext NV (S)	544	26,686
Intercontinental Exchange, Inc.	1,339	80,608
The Blackstone Group LP	3,848	118,672
The Charles Schwab Corp.	1,669	64,841
The Goldman Sachs Group, Inc.	711	159,122
Consumer finance 0.2%
Discover Financial Services	1,107	69,287
Insurance 0.2%
Dai-ichi Life Holdings, Inc.	4,800	81,792
Health care 4.1%		1,694,975
Biotechnology 1.3%
Amgen, Inc.	537	87,703
Biogen, Inc. (I)	582	157,844
Celgene Corp. (I)	883	109,536
Gilead Sciences, Inc.	2,057	141,007
Shire PLC, ADR	310	54,858
Health care equipment and supplies 0.8%
Danaher Corp.	1,109	92,413
Globus Medical, Inc., Class A (I)	1,404	42,583
Medtronic PLC	1,037	86,164
Stryker Corp.	419	57,139

14SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	331	$39,604
Life sciences tools and services 0.4%
PAREXEL International Corp. (I)	933	59,553
Thermo Fisher Scientific, Inc.	608	100,521
Pharmaceuticals 1.6%
Allergan PLC	628	153,144
GlaxoSmithKline PLC	1,744	35,103
Johnson & Johnson	1,270	156,807
Merck & Company, Inc.	1,528	95,240
Pfizer, Inc.	4,943	167,667
Roche Holding AG	222	58,089
Industrials 2.3%		965,719
Aerospace and defense 0.8%
Cobham PLC	30,395	52,153
General Dynamics Corp.	404	78,291
Lockheed Martin Corp.	97	26,137
Safran SA	702	58,122
United Technologies Corp.	865	102,926
Airlines 0.1%
Southwest Airlines Company	1,110	62,404
Building products 0.3%
American Woodmark Corp. (I)	717	65,892
Fortune Brands Home & Security, Inc.	1,198	76,361
Electrical equipment 0.1%
Regal Beloit Corp.	335	26,415
Industrial conglomerates 0.6%
Honeywell International, Inc.	746	97,830
Koninklijke Philips NV	2,148	74,176
Rheinmetall AG	681	62,509
Machinery 0.3%
Fortive Corp.	1,191	75,343
Hoshizaki Corp.	600	50,060
Road and rail 0.1%
Union Pacific Corp.	510	57,100
Information technology 6.3%		2,632,476
Communications equipment 0.3%
Cisco Systems, Inc.	3,932	133,963
Internet software and services 1.3%
Alphabet, Inc., Class A (I)	274	253,318
Alphabet, Inc., Class C (I)	48	43,486
eBay, Inc. (I)	3,162	105,642
Facebook, Inc., Class A (I)	916	137,629
IT services 0.7%
Automatic Data Processing, Inc.	870	90,906
PayPal Holdings, Inc. (I)	929	44,332
Visa, Inc., Class A	1,745	159,179
Semiconductors and semiconductor equipment 0.9%
Applied Materials, Inc.	1,729	70,215

SEE NOTES TO FUND'S INVESTMENTS15

Diversified Strategies Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Ltd.	411	$90,753
Microchip Technology, Inc.	644	48,674
NXP Semiconductors NV (I)	417	44,098
QUALCOMM, Inc.	1,187	63,789
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,583	52,350
Software 1.5%
Adobe Systems, Inc. (I)	719	96,159
Electronic Arts, Inc. (I)	1,338	126,869
Microsoft Corp.	4,029	275,825
Oracle Corp.	967	43,476
salesforce.com, Inc. (I)	318	27,386
Synchronoss Technologies, Inc. (I)	2,267	36,272
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	2,867	411,845
Lenovo Group, Ltd.	108,000	69,049
Samsung Electronics Company, Ltd., GDR	112	109,899
Seagate Technology PLC	2,311	97,362
Materials 0.7%		305,122
Chemicals 0.1%
The Sherwin-Williams Company	147	49,198
Containers and packaging 0.3%
Amcor, Ltd.	5,924	69,656
Avery Dennison Corp.	503	41,855
Metals and mining 0.3%
Agnico Eagle Mines, Ltd.	628	30,037
Franco-Nevada Corp.	535	36,444
Freeport-McMoRan, Inc. (I)	4,145	52,849
Teck Resources, Ltd., Class B, Class B	1,209	25,083
Telecommunication services 1.1%		447,755
Diversified telecommunication services 0.8%
Koninklijke KPN NV	30,467	88,081
Nippon Telegraph & Telephone Corp.	3,300	141,402
Telefonica SA	8,046	88,988
Wireless telecommunication services 0.3%
KDDI Corp.	2,100	55,680
Vodafone Group PLC	28,577	73,604
Preferred securities 0.6%		$239,797
(Cost $239,954)
Consumer staples 0.1%		32,383
Household products 0.1%
Henkel AG & Company KGaA	238	32,383
Financials 0.4%		147,168
Banks 0.1%
Regions Financial Corp., 6.375%	383	9,931
Wells Fargo & Company, Series L, 7.500%	18	22,860
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	1,200	32,352

16SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

	Shares	Value
Financials (continued)
Consumer finance 0.1%
Discover Financial Services, 6.500%	1,100	$28,457
Diversified financial services 0.1%
GMAC Capital Trust I, 6.824% (P)	2,104	53,568
Utilities 0.1%		60,246
Electric utilities 0.0%
Exelon Corp., 6.500%	364	17,978
Multi-utilities 0.1%
Dominion Resources, Inc., 6.750%	835	42,268
Investment companies 14.5%		$6,030,679
(Cost $5,661,898)
Exchange-traded funds 14.5%		6,030,679
Energy Select Sector SPDR Fund	974	66,076
iShares Global Infrastructure ETF	2,216	95,155
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,770	329,602
iShares MSCI Emerging Markets ETF	2,751	110,205
iShares MSCI India ETF	11,570	371,166
iShares MSCI India Small-Cap ETF	2,745	122,756
iShares MSCI Ireland Capped ETF	6,405	269,971
iShares MSCI South Korea Capped ETF	5,005	310,811
iShares MSCI Taiwan Capped ETF	14,350	484,456
iShares North American Tech-Multimedia Networking ETF	3,195	143,743
iShares TIPS Bond ETF	324	37,263
iShares U.S. Oil & Gas Exploration & Production ETF	1,860	108,512
Materials Select Sector SPDR Fund	1,001	53,123
PowerShares DB Agriculture Fund (I)	1,765	34,841
PowerShares DB Base Metals Fund (I)	3,798	60,426
PowerShares DB Commodity Index Tracking Fund (I)	3,551	52,555
PowerShares DB Energy Fund (I)	6,581	80,157
PowerShares DB Gold Fund (I)	4,246	172,473
PowerShares S&P 500 Quality Portfolio	18,100	499,741
SPDR Bloomberg Barclays High Yield Bond ETF	9,650	358,401
SPDR S&P China ETF	4,205	352,295
SPDR S&P Global Natural Resources ETF	3,322	140,388
SPDR S&P Homebuilders ETF	13,880	524,803
VanEck Vectors Gold Miners ETF	725	16,117
VanEck Vectors Oil Services ETF	2,987	83,248
Vanguard Dividend Appreciation ETF	2,755	252,055
Vanguard Global ex-U.S. Real Estate ETF	851	46,345
Vanguard Information Technology ETF	2,850	395,580
Vanguard REIT ETF	558	46,197
Vanguard Telecommunication Services ETF	3,825	370,834
Vanguard Utilities ETF	365	41,384
Rights 0.0%		$8,976
(Cost $8,316)
Cobham PLC (Expiration Date: 5-4-17; Strike Price: GBP 0.75) (I)	12,158	8,976

SEE NOTES TO FUND'S INVESTMENTS17

Diversified Strategies Fund

	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 5.4%					$2,248,932
(Cost $2,249,073)
Commercial paper 5.4%					2,248,932
Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.950		05-30-17	250,000	249,786
Credit Suisse AG	1.010		06-05-17	250,000	249,741
Cummins, Inc.	0.880		05-02-17	250,000	249,977
Emerson Electric Company	0.840		05-18-17	250,000	249,885
John Deere Financial Services, Inc.	0.830		05-10-17	250,000	249,932
Macquarie Bank, Ltd.	1.040		05-04-17	250,000	249,966
Manhattan Asset Funding Company LLC	1.050		05-12-17	250,000	249,911
Philip Morris International, Inc.	0.890		05-23-17	250,000	249,850
Total Capital Canada, Ltd.	0.860		05-17-17	250,000	249,884
Total investments (Cost $36,624,014)† 93.6%					$38,821,763
Other assets and liabilities, net 6.4%					$2,660,774
Total net assets 100.0%					$41,482,537

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso
Security Abbreviations and Legend
ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipts
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,788,105 or 11.5% of the fund's net assets as of 4-30-17.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $36,651,530. Net unrealized appreciation aggregated to $2,170,233, of which $3,340,781 related to appreciated investment securities and $1,170,548 related to depreciated investment securities.

18SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

The fund had the following country composition as a percentage of net assets on 4-30-17:

United States	80.4%
Japan	2.5%
Netherlands	2.4%
United Kingdom	1.9%
Canada	1.9%
France	1.7%
Mexico	1.0%
Indonesia	1.0%
Switzerland	1.0%
Other countries	6.2%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS19

Diversified Strategies Fund

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Long	Jun 2017	$125,815	$125,719	($96)
CME E-mini Technology Sector Futures	6	Long	Jun 2017	318,793	327,060	8,267
CME E-mini Utilities Sector Futures	6	Long	Jun 2017	308,757	311,640	2,883
Mini TPX Index Futures	8	Long	Jun 2017	106,206	109,800	3,594
MSCI Singapore Index Futures	16	Long	May 2017	396,498	398,010	1,512
OMX Stockholm 30 Index Futures	23	Long	May 2017	403,440	420,151	16,711
CME E-mini Financial Sector Futures	6	Long	Jun 2017	451,568	434,100	(17,468)
2-Year U.S. Treasury Note Futures	6	Short	Jun 2017	(1,297,423)	(1,299,656)	(2,233)
5-Year U.S. Treasury Note Futures	2	Short	Jun 2017	(235,448)	(236,812)	(1,364)
Euro STOXX 50 Index Futures	16	Short	Jun 2017	(584,725)	(609,311)	(24,586)
Mini MSCI EAFE Index Futures	5	Short	Jun 2017	(442,521)	(455,950)	(13,429)
Mini MSCI Emerging Markets Index Futures	27	Short	Jun 2017	(1,274,799)	(1,321,650)	(46,851)
S&P 500 Index E-Mini Futures	5	Short	Jun 2017	(590,359)	(595,125)	(4,766)
S&P 500 Index E-Mini Futures	25	Short	Jun 2017	(2,960,646)	(2,975,623)	(14,977)
						($92,803)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	547,745	USD	420,000	Australia and New Zealand Banking Group	6/21/2017	—	($10,209)	($10,209)
CAD	424,337	USD	317,268	State Street Bank and Trust Company	6/21/2017	—	(6,183)	(6,183)
EUR	524,519	USD	565,000	Morgan Stanley Capital Services, Inc.	6/21/2017	$7,766	—	7,766
EUR	150,207	USD	160,000	State Street Bank and Trust Company	6/21/2017	4,023	—	4,023
INR	11,938,670	USD	180,262	Royal Bank of Canada	6/21/2017	4,048	—	4,048
KRW	295,719,300	USD	260,223	State Street Bank and Trust Company	6/21/2017	—	(207)	(207)
MXN	1,980,733	USD	99,971	State Street Bank and Trust Company	6/21/2017	4,393	—	4,393
NOK	3,569,318	USD	421,590	State Street Bank and Trust Company	6/21/2017	—	(5,638)	(5,638)
SEK	4,393,604	USD	489,811	Citibank N.A.	6/21/2017	7,497	—	7,497
SGD	561,844	USD	399,950	Citibank N.A.	6/21/2017	2,390	—	2,390
TWD	8,902,845	USD	293,221	State Street Bank and Trust Company	6/21/2017	2,429	—	2,429
USD	1,004,375	AUD	1,322,137	Australia and New Zealand Banking Group	6/21/2017	15,229	—	15,229
USD	1,248,926	EUR	1,173,891	JPMorgan Chase Bank N.A.	6/21/2017	—	(32,945)	(32,945)
USD	177,184	INR	11,938,670	Royal Bank of Canada	6/21/2017	—	(7,125)	(7,125)
USD	90,000	JPY	9,850,563	Citibank N.A.	6/21/2017	1,460	—	1,460
USD	100,000	JPY	11,072,200	State Street Bank and Trust Company	6/21/2017	480	—	480
USD	256,701	KRW	295,719,300	State Street Bank and Trust Company	6/21/2017	—	(3,315)	(3,315)
USD	102,337	MXN	1,980,733	State Street Bank and Trust Company	6/21/2017	—	(2,028)	(2,028)
USD	419,437	NOK	3,569,318	State Street Bank and Trust Company	6/21/2017	3,485	—	3,485
USD	220,000	SEK	1,982,586	Citibank N.A.	6/21/2017	—	(4,408)	(4,408)
USD	289,053	TWD	8,902,845	State Street Bank and Trust Company	6/21/2017	—	(6,595)	(6,595)
						$53,200	($78,653)	($25,453)

20SEE NOTES TO FUND'S INVESTMENTS

Diversified Strategies Fund

Derivatives currency abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	TWD	Taiwan New Dollar
KRW	South Korean Won	USD	United States Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND'S INVESTMENTS21

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$8,935,320	—	$8,935,320	—
U.S. Government and Agency obligations	5,059,852	—	5,059,852	—
Foreign government obligations	548,877	—	548,877	—
Capital preferred securities	69,671	—	69,671	—
Convertible bonds	14,747	—	14,747	—
Term loans	472,839	—	472,839	—
Collateralized mortgage obligations	813,030	—	813,030	—
Asset backed securities	1,356,983	—	1,356,983	—
Common stocks	13,022,060	$10,218,863	2,803,197	—
Preferred securities	239,797	239,797	—	—
Investment companies	6,030,679	6,030,679	—	—
Rights	8,976	8,976	—	—
Short-term investments	2,248,932	—	2,248,932	—
Total investments in securities	$38,821,763	$16,498,315	$22,323,448	—
Other financial instruments:
Futures	($92,803)	($109,514)	$16,711	—
Forward foreign currency contracts	(25,453)	—	(25,453)	—

       22

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2017, the fund used futures contracts to gain exposure to certain securities, maintain diversity of the fund, manage against anticipated changes in securities markets and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       23

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	392Q3	04/17
This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.		6/17

John Hancock

Global Absolute Return Strategies Fund

Quarterly portfolio holdings 4/30/17

Fund's investmentsGlobal Absolute Return Strategies Fund

As of 4-30-17 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 18.6%						$1,076,152,363
(Cost $1,061,417,957)
Australia 0.3%						17,755,645
APT Pipelines, Ltd.	1.375		03-22-22	EUR	260,000	290,962
APT Pipelines, Ltd.	2.000		03-22-27	EUR	700,000	775,252
Australia Pacific Airports Melbourne Pty, Ltd.	1.750		10-15-24	EUR	400,000	459,565
BHP Billiton Finance Ltd. (6.500% to 10-22-22, then 5 Year British Pound Swap Rate + 4.817%)	6.500		10-22-77	GBP	710,000	1,050,544
BHP Billiton Finance USA, Ltd.	5.000		09-30-43		4,744,000	5,391,627
CNOOC Curtis Funding No 1 Pty, Ltd.	2.750		10-03-20	EUR	650,000	758,725
Commonwealth Bank of Australia (S)	4.500		12-09-25		1,575,000	1,658,566
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		1,323,000	1,522,277
National Australia Bank, Ltd. (2.000% to 11-12-19, then 5 Year Euro Swap Rate + 1.650%)	2.000		11-12-24	EUR	564,000	632,620
Rio Tinto Finance USA, Ltd.	5.200		11-02-40		980,000	1,119,009
Santos Finance, Ltd. (8.250% to 9-22-17, then 3 month EURIBOR + 6.851%)	8.250		09-22-70	EUR	2,470,000	2,758,193
Scentre Group Trust 1	1.375		03-22-23	EUR	400,000	449,273
Scentre Group Trust 1	1.500		07-16-20	EUR	500,000	564,927
Scentre Group Trust 2	3.250		09-11-23	EUR	260,000	324,105
Austria 0.0%						341,829
UniCredit Bank Austria AG	2.500		05-27-19	EUR	300,000	341,829
Barbados 0.0%						1,497,064
Columbus Cable Barbados, Ltd. (S)	7.375		03-30-21		1,391,000	1,497,064
Belgium 0.1%						6,286,043
Anheuser-Busch InBev SA	0.875		03-17-22	EUR	900,000	1,008,317
Anheuser-Busch InBev SA	1.500		03-17-25	EUR	1,100,000	1,253,652
Anheuser-Busch InBev SA	2.000		03-17-28	EUR	2,100,000	2,427,419
Anheuser-Busch InBev SA	2.750		03-17-36	EUR	400,000	477,398
Belfius Bank SA	2.250		09-26-18	EUR	600,000	674,484
KBC Group NV	1.000		04-26-21	EUR	400,000	444,773
Brazil 0.0%						2,326,623
Marfrig Holdings Europe BV (S)	8.000		06-08-23		2,197,000	2,326,623
Canada 0.6%						32,631,782
Air Canada 2013-1 Class B Pass Through Trust (S)	5.375		05-15-21		557,135	578,028
Burlington Resources Finance Company	7.200		08-15-31		767,000	1,020,889
Clearwater Seafoods, Inc. (S)	6.875		05-01-25		1,205,000	1,247,175
Enbridge, Inc.	5.500		12-01-46		1,416,000	1,555,480
First Quantum Minerals, Ltd. (S)	7.000		02-15-21		340,000	351,900
First Quantum Minerals, Ltd. (S)	7.250		04-01-23		761,000	774,793
First Quantum Minerals, Ltd. (S)	7.500		04-01-25		1,365,000	1,392,300
Great-West Lifeco, Inc.	2.500		04-18-23	EUR	1,060,000	1,264,124
Mattamy Group Corp. (S)	6.875		12-15-23		1,552,000	1,610,200
Mercer International, Inc. (S)	6.500		02-01-24		468,000	483,210
Mercer International, Inc.	7.750		12-01-22		1,433,000	1,536,893
New Red Finance, Inc. (S)	6.000		04-01-22		2,270,000	2,366,475
NOVA Chemicals Corp. (S)	5.250		08-01-23		1,691,000	1,737,503
Open Text Corp. (S)	5.625		01-15-23		885,000	927,038
Open Text Corp. (S)	5.875		06-01-26		709,000	756,858
Rogers Communications, Inc.	5.000		03-15-44		5,113,000	5,564,498
Rogers Communications, Inc.	5.450		10-01-43		1,624,000	1,859,253

2SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Canada (continued)
Royal Bank of Canada	4.650		01-27-26		2,199,000	$2,348,233
Teck Resources, Ltd.	3.750		02-01-23		490,000	482,797
Teck Resources, Ltd.	4.750		01-15-22		500,000	517,500
Total Capital Canada, Ltd.	1.125		03-18-22	EUR	300,000	339,492
TransCanada PipeLines, Ltd.	6.100		06-01-40		351,000	436,735
TransCanada PipeLines, Ltd.	7.625		01-15-39		2,443,000	3,480,408
Cayman Islands 0.1%						4,332,634
China Overseas Land International Cayman, Ltd.	1.750		07-15-19	EUR	140,000	156,631
IPIC GMTN, Ltd.	2.375		05-30-18	EUR	100,000	111,655
IPIC GMTN, Ltd.	5.875		03-14-21	EUR	830,000	1,090,367
Park Aerospace Holdings, Ltd. (S)	5.250		08-15-22		650,000	686,563
Park Aerospace Holdings, Ltd. (S)	5.500		02-15-24		1,329,000	1,405,418
Tecnoglass, Inc. (S)	8.200		01-31-22		840,000	882,000
Denmark 0.1%						4,651,120
Danske Bank A/S (3.875% to 10-4-18, then 5 Year Euro Swap Rate + 2.625%)	3.875		10-04-23	EUR	200,000	228,847
DONG Energy A/S	4.875		01-12-32	GBP	902,000	1,481,006
DONG Energy A/S (4.875% to 7-8-18, then 5 Year Euro Swap Rate + 3.800%)	4.875		07-08-13	EUR	1,350,000	1,540,084
DONG Energy A/S (6.250% to 6-26-23, then 5 Year Euro Swap Rate + 4.750%)	6.250		06-26-13	EUR	336,000	428,921
Nykredit Realkredit A/S (2.750% to 11-17-22, then 5 Year Euro Swap Rate + 2.200%)	2.750		11-17-27	EUR	450,000	512,743
Nykredit Realkredit A/S (4.000% to 6-3-21, then 5 Year Euro Swap Rate + 2.850%)	4.000		06-03-36	EUR	400,000	459,519
France 0.8%						47,110,514
Aeroports de Paris	1.500		07-24-23	EUR	200,000	230,274
Air Liquide Finance SA	0.750		06-13-24	EUR	800,000	877,536
APRR SA	1.125		01-15-21	EUR	500,000	560,784
APRR SA	1.125		01-09-26	EUR	1,200,000	1,314,582
APRR SA	1.875		01-15-25	EUR	600,000	698,394
Autoroutes du Sud de la France SA	2.950		01-17-24	EUR	100,000	124,542
Autoroutes du Sud de la France SA	7.375		03-20-19	EUR	450,000	558,433
Banque Federative du Credit Mutuel SA	0.250		06-14-19	EUR	300,000	328,499
Banque Federative du Credit Mutuel SA	3.000		11-28-23	EUR	300,000	375,164
BNP Paribas SA	0.750		11-11-22	EUR	300,000	329,417
BNP Paribas SA	2.250		01-13-21	EUR	400,000	468,204
BNP Paribas SA	2.250		01-11-27	EUR	500,000	545,925
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875		03-20-26	EUR	200,000	230,209
BNP Paribas SA (7.195% to 6-25-37, then 3 month LIBOR + 1.290%) (Q)	7.195		06-25-37		200,000	222,500
BPCE SA	0.625		04-20-20	EUR	600,000	663,104
BPCE SA	5.150		07-21-24		500,000	520,893
Carrefour SA	0.750		04-26-24	EUR	600,000	646,600
Cie Financiere et Industrielle des Autoroutes SA	5.000		05-24-21	EUR	100,000	129,752
Credit Agricole SA	1.250		04-14-26	EUR	400,000	437,693
Credit Agricole SA (6.500% to 6-23-21, then 5 Year U.S. Swap Rate + 5.120%) (Q)	6.500		06-23-21	EUR	400,000	466,282
Credit Logement SA (Q)	0.820		06-16-17	EUR	2,400,000	2,174,494
Dexia Credit Local SA (P)	0.320		07-10-17	EUR	600,000	649,204
Electricite de France SA (S)	3.625		10-13-25		2,445,000	2,497,052
Electricite de France SA	4.625		04-26-30	EUR	450,000	634,591
Electricite de France SA	5.625		02-21-33	EUR	390,000	613,280
Electricite de France SA	6.125		06-02-34	GBP	800,000	1,399,836

SEE NOTES TO FUND'S INVESTMENTS3

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
France (continued)
Electricite de France SA (4.125% to 1-22-22, then 8 Year Euro Swap Rate + 2.441%) (Q)	4.125		01-22-22	EUR	900,000	$1,011,007
Electricite de France SA (4.250% to 1-29-20, then 7 Year Euro Swap Rate + 3.021%) (Q)	4.250		01-29-20	EUR	100,000	113,831
Electricite de France SA (5.000% to 1-22-26, then 12 Year Euro Swap Rate + 3.043%) (Q)	5.000		01-22-26	EUR	500,000	562,031
Eutelsat SA	5.000		01-14-19	EUR	100,000	117,981
Holding d'Infrastructures de Transport SAS	2.250		03-24-25	EUR	400,000	470,168
Infra Park SAS	2.125		04-16-25	EUR	200,000	233,026
La Banque Postale SA (2.750% to 4-23-21, then 5 Year Euro Swap Rate + 1.520%)	2.750		04-23-26	EUR	600,000	682,417
Lagardere SCA	4.125		10-31-17	EUR	700,000	777,456
Mercialys SA	1.787		03-31-23	EUR	200,000	223,378
Orange SA	9.000		03-01-31		5,933,000	8,862,015
Orange SA (5.000% to 10-1-26, then 5 Year Euro Swap Rate + 3.990%) (Q)	5.000		10-01-26	EUR	550,000	664,719
RCI Banque SA	0.625		11-10-21	EUR	1,200,000	1,304,195
RCI Banque SA	1.375		11-17-20	EUR	100,000	112,942
RCI Banque SA	1.625		04-11-25	EUR	600,000	663,055
Renault SA	4.625		09-18-17	EUR	200,000	221,708
RTE Reseau de Transport d'Electricite SA	1.000		10-19-26	EUR	1,300,000	1,400,458
RTE Reseau de Transport d'Electricite SA	1.625		11-27-25	EUR	500,000	572,912
RTE Reseau de Transport d'Electricite SA	2.000		04-18-36	EUR	100,000	112,388
Sanofi	2.500		11-14-23	EUR	400,000	489,039
SFR Group SA	5.375		05-15-22	EUR	200,000	226,869
SFR Group SA (S)	6.000		05-15-22		838,000	873,615
Societe Fonciere Lyonnaise SA	1.875		11-26-21	EUR	200,000	228,453
Societe Generale SA (2.500% to 9-16-21, then 5 Year Euro Swap Rate + 1.830%)	2.500		09-16-26	EUR	500,000	565,372
Societe Generale SA (6.750% to 4-7-21, then 5 Year Euro Swap Rate + 5.538%) (Q)	6.750		04-07-21	EUR	560,000	654,234
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		350,000	371,175
Societe Generale SA (9.375% to 9-4-19, then 3 month EURIBOR + 8.901%) (Q)	9.375		09-04-19	EUR	200,000	258,028
SPCM SA	2.875		06-15-23	EUR	1,200,000	1,334,911
SPCM SA (S)	4.875		09-15-25		750,000	758,438
Suez	1.750		09-10-25	EUR	200,000	231,164
Total Capital International SA	0.250		07-12-23	EUR	500,000	536,865
Total Capital International SA	0.750		07-12-28	EUR	1,400,000	1,458,346
TOTAL SA (2.250% to 2-26-21, then 5 Year Euro Swap Rate + 1.861%) (Q)	2.250		02-26-21	EUR	1,200,000	1,319,745
Transport et Infrastructures Gaz France SA	2.200		08-05-25	EUR	700,000	818,217
Transport et Infrastructures Gaz France SA	4.339		07-07-21	EUR	500,000	628,249
Unibail-Rodamco SE	1.375		03-09-26	EUR	500,000	554,863
Germany 0.5%						28,467,833
Aareal Bank AG (4.250% to 3-18-21, then 5 Year Euro Swap Rate + 2.900%)	4.250		03-18-26	EUR	650,000	780,061
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate + 7.180%) (Q)	7.625		04-30-20	EUR	1,000,000	1,142,132
Allianz SE (3.375% to 9-18-24, then 10 Year EURIBOR Swap Rate + 3.200%) (Q)	3.375		09-18-24	EUR	300,000	345,620
Allianz SE (4.750% to 10-24-23, then 3 month EURIBOR + 3.600%) (Q)	4.750		10-24-23	EUR	700,000	872,595
Allianz SE (5.625% to 10-17-22, then 3 month EURIBOR + 5.000%)	5.625		10-17-42	EUR	200,000	262,562
Commerzbank AG	0.500		09-13-23	EUR	600,000	628,283
Commerzbank AG	4.000		03-23-26	EUR	300,000	349,274
Commerzbank AG	7.750		03-16-21	EUR	200,000	267,126
Daimler AG	1.400		01-12-24	EUR	1,200,000	1,372,226
Deutsche Bank AG	1.500		01-20-22	EUR	1,300,000	1,444,478
Deutsche Post AG	1.250		04-01-26	EUR	600,000	675,361

4SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Germany (continued)
Deutsche Telekom International Finance BV	1.500		04-03-28	EUR	950,000	$1,042,677
Deutsche Telekom International Finance BV (S)	4.875		03-06-42		980,000	1,046,174
Deutsche Telekom International Finance BV	8.750		06-15-30		1,086,000	1,604,515
HP Pelzer Holding GmbH	4.125		04-01-24	EUR	1,075,000	1,199,087
IHO Verwaltungs GmbH, PIK	2.750		09-15-21	EUR	900,000	1,013,606
IHO Verwaltungs GmbH, PIK	3.250		09-15-23	EUR	650,000	736,469
IHO Verwaltungs GmbH, PIK	3.750		09-15-26	EUR	250,000	282,558
KFW	0.125		01-15-24	EUR	100,000	109,150
KFW	0.625		02-22-27	EUR	2,000,000	2,198,782
RWE AG (3.500% to 4-21-25, then 5 Year Euro Swap Rate + 3.245%)	3.500		04-21-75	EUR	275,000	286,527
RWE AG (7.000% to 3-20-19, then 5 Year British Pound Swap Rate + 5.100%) (Q)	7.000		03-20-19	GBP	600,000	820,625
Unitymedia Hessen GmbH & Company KG	4.000		01-15-25	EUR	1,650,000	1,891,549
Unitymedia Hessen GmbH & Company KG	5.750		01-15-23	EUR	81,000	93,307
Volkswagen International Finance NV	3.250		01-21-19	EUR	200,000	229,927
Volkswagen International Finance NV (3.500% to 3-20-30, then 15 Year Euro Swap Rate + 3.060%) (Q)	3.500		03-20-30	EUR	802,000	835,704
Volkswagen International Finance NV (3.750% to 3-24-21, then 7 Year Euro Swap Rate + 2.534%) (Q)	3.750		03-24-21	EUR	550,000	630,569
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625		03-24-26	EUR	1,500,000	1,746,285
Volkswagen Leasing GmbH	2.625		01-15-24	EUR	464,000	552,287
Volkswagen Leasing GmbH	3.250		05-10-18	EUR	200,000	224,914
Vonovia Finance BV	1.625		12-15-20	EUR	700,000	797,274
Vonovia Finance BV	2.250		12-15-23	EUR	600,000	707,003
Vonovia Finance BV	3.125		07-25-19	EUR	200,000	232,671
Vonovia Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	1,200,000	1,391,604
WEPA Hygieneprodukte GmbH	3.750		05-15-24	EUR	575,000	654,851
Hong Kong 0.0%						1,576,329
Hutchison Whampoa Finance 14, Ltd.	1.375		10-31-21	EUR	1,400,000	1,576,329
India 0.1%						3,121,886
Samvardhana Motherson Automotive Systems Group BV	4.125		07-15-21	EUR	950,000	1,059,413
Vedanta Resources PLC (S)	6.375		07-30-22		2,035,000	2,062,473
Ireland 0.5%						27,646,784
Actavis Funding SCS	4.750		03-15-45		3,398,000	3,453,761
AerCap Ireland Capital, Ltd.	4.250		07-01-20		1,440,000	1,506,221
Ardagh Packaging Finance PLC	2.750		03-15-24	EUR	1,230,000	1,329,387
Ardagh Packaging Finance PLC	4.250		01-15-22	EUR	315,584	353,220
Ardagh Packaging Finance PLC (S)	4.250		09-15-22		200,000	203,840
Ardagh Packaging Finance PLC (S)	4.625		05-15-23		200,000	204,250
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		208,000	226,460
Bank of Ireland	3.250		01-15-19	EUR	100,000	114,807
Cloverie PLC	1.750		09-16-24	EUR	400,000	461,931
ESB Finance DAC	1.875		06-14-31	EUR	189,000	215,259
ESB Finance DAC	2.125		06-08-27	EUR	200,000	235,690
ESB Finance DAC	3.494		01-12-24	EUR	1,172,000	1,492,585
FCA Bank SpA	2.000		10-23-19	EUR	1,400,000	1,581,790
FCA Bank SpA	2.625		04-17-19	EUR	330,000	375,482
Fly Leasing, Ltd.	6.375		10-15-21		558,000	580,320
Fly Leasing, Ltd.	6.750		12-15-20		772,000	810,600
GE Capital European Funding Unlimited Company	0.800		01-21-22	EUR	1,173,000	1,307,019

SEE NOTES TO FUND'S INVESTMENTS5

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Ireland (continued)
GE Capital European Funding Unlimited Company	4.625		02-22-27	EUR	200,000	$287,549
GE Capital International Funding Company Unlimited Company	4.418		11-15-35		10,523,000	11,245,414
Smurfit Kappa Acquisitions Unlimited Company	4.125		01-30-20	EUR	615,000	736,075
Smurfit Kappa Acquisitions Unlimited Company	5.125		09-15-18	EUR	370,000	424,915
Willow No 2 Ireland PLC for Zurich Insurance Company, Ltd.	3.375		06-27-22	EUR	400,000	500,209
Israel 0.0%						274,647
Teva Pharmaceutical Finance IV BV	2.875		04-15-19	EUR	240,000	274,647
Italy 0.1%						6,714,924
Assicurazioni Generali SpA	5.125		09-16-24	EUR	200,000	277,459
Assicurazioni Generali SpA (7.750% to 12-12-22, then 3 month EURIBOR + 7.113%)	7.750		12-12-42	EUR	300,000	401,254
Edison SpA	3.875		11-10-17	EUR	320,000	355,139
Eni SpA (S)	5.700		10-01-40		300,000	305,183
Intesa Sanpaolo SpA	1.125		03-04-22	EUR	300,000	327,273
Intesa Sanpaolo SpA	2.000		06-18-21	EUR	300,000	342,162
Intesa Sanpaolo SpA	3.000		01-28-19	EUR	500,000	571,864
Intesa Sanpaolo SpA	4.000		11-09-17	EUR	100,000	111,221
Intesa Sanpaolo SpA	4.375		10-15-19	EUR	600,000	717,689
Intesa Sanpaolo SpA	6.625		09-13-23	EUR	200,000	261,808
UniCredit SpA	5.650		07-24-18	EUR	300,000	348,757
UniCredit SpA	5.650		08-24-18	EUR	300,000	350,219
UniCredit SpA	6.950		10-31-22	EUR	990,000	1,285,620
UniCredit SpA (4.375% to 1-3-22, then 5 Year Euro Swap Rate + 4.316%)	4.375		01-03-27	EUR	300,000	340,964
Wind Acquisition Finance SA	4.000		07-15-20	EUR	650,000	718,312
Jamaica 0.0%						594,968
Digicel, Ltd.	6.000		04-15-21		412,000	391,400
Digicel, Ltd. (S)	6.750		03-01-23		214,000	203,568
Japan 0.0%						667,896
Sumitomo Mitsui Banking Corp.	1.000		01-19-22	EUR	600,000	667,896
Jersey, Channel Islands 0.1%						8,258,650
AA Bond Company, Ltd.	2.875		07-31-43	GBP	1,055,000	1,401,351
AA Bond Company, Ltd.	4.720		07-02-43	GBP	93,000	125,588
CPUK Finance, Ltd.	7.000		08-28-20	GBP	450,000	612,195
UBS Group Funding Jersey, Ltd.	1.500		11-30-24	EUR	900,000	996,904
UBS Group Funding Jersey, Ltd.	1.750		11-16-22	EUR	1,700,000	1,949,374
UBS Group Funding Jersey, Ltd. (S)	4.125		04-15-26		3,073,000	3,173,238
Luxembourg 0.1%						7,725,271
Altice Financing SA	5.250		02-15-23	EUR	450,000	522,538
Altice Luxembourg SA	6.250		02-15-25	EUR	400,000	472,084
Altice Luxembourg SA	7.250		05-15-22	EUR	590,000	678,903
Altice Luxembourg SA (S)	7.750		05-15-22		363,000	385,688
Cabot Financial Luxembourg SA	6.500		04-01-21	GBP	100,000	133,641
Cabot Financial Luxembourg SA	8.375		08-01-20	GBP	250,000	341,706
eDreams ODIGEO SA	8.500		08-01-21	EUR	700,000	831,201
FAGE International SA (S)	5.625		08-15-26		230,000	234,025
Garfunkelux Holdco 3 SA	7.500		08-01-22	EUR	300,000	351,915
Garfunkelux Holdco 3 SA	8.500		11-01-22	GBP	425,000	594,108
GELF Bond Issuer I SA	1.750		11-22-21	EUR	950,000	1,078,178
Prologis International Funding II SA	2.750		10-23-18	EUR	100,000	113,274

6SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg (continued)
Prologis International Funding II SA	2.875		04-04-22	EUR	600,000	$719,770
SELP Finance Sarl	1.250		10-25-23	EUR	500,000	535,589
Simon International Finance SCA	1.375		11-18-22	EUR	400,000	451,841
Talanx Finanz Luxembourg SA (8.367% to 6-15-22, then 3 month EURIBOR + 7.056%)	8.367		06-15-42	EUR	200,000	280,810
Mexico 0.2%						8,482,731
America Movil SAB de CV	3.000		07-12-21	EUR	860,000	1,026,529
America Movil SAB de CV	4.125		10-25-19	EUR	100,000	119,353
America Movil SAB de CV	4.750		06-28-22	EUR	200,000	260,554
America Movil SAB de CV (5.125% to 9-6-18, then 5 Year Euro Swap Rate + 3.850%)	5.125		09-06-73	EUR	500,000	574,698
America Movil SAB de CV (6.375% to 9-6-23, then 5 Year Euro Swap Rate + 4.550%)	6.375		09-06-73	EUR	120,000	152,352
Cemex SAB de CV (S)	5.700		01-11-25		270,000	282,150
Cemex SAB de CV (S)	7.750		04-16-26		1,015,000	1,157,100
Mexichem SAB de CV (S)	5.875		09-17-44		2,812,000	2,782,474
Nemak SAB de CV	3.250		03-15-24	EUR	805,000	889,117
Nemak SAB de CV (S)	5.500		02-28-23		200,000	206,500
Petroleos Mexicanos	3.125		11-27-20	EUR	800,000	917,116
Petroleos Mexicanos	3.750		03-15-19	EUR	100,000	114,788
Netherlands 0.8%						48,539,825
ABN AMRO Bank NV (2.875% to 1-18-23, then 5 Year Euro Swap Rate + 2.450%)	2.875		01-18-28	EUR	500,000	583,811
Alliander NV (3.250% to 11-27-18, then 5 Year Euro Swap Rate + 2.295%) (Q)	3.250		11-27-18	EUR	400,000	454,238
Allianz Finance II BV	3.000		03-13-28	EUR	100,000	129,362
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	905,000	1,046,318
BMW Finance NV	0.750		04-15-24	EUR	2,325,000	2,550,178
BMW Finance NV	0.875		04-03-25	EUR	900,000	984,922
Cooperatieve Rabobank UA	3.375		05-21-25		1,587,000	1,622,065
Cooperatieve Rabobank UA	4.375		08-04-25		4,049,000	4,211,750
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500		05-26-26	EUR	1,230,000	1,411,843
E.ON International Finance BV	6.750		01-27-39	GBP	550,000	1,106,144
EDP Finance BV	2.375		03-23-23	EUR	300,000	345,772
EDP Finance BV	4.125		01-20-21	EUR	200,000	245,349
ELM BV (2.600% to 9-1-25, then 6 month EURIBOR + 3.050%) (Q)	2.600		09-01-25	EUR	600,000	654,898
Enel Finance International NV	1.966		01-27-25	EUR	598,000	687,933
Enel Finance International NV (S)	6.800		09-15-37		2,806,000	3,503,389
General Motors Financial International BV	0.850		02-23-18	EUR	500,000	548,308
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125		11-21-23		385,000	392,700
InterXion Holding NV	6.000		07-15-20	EUR	1,000,000	1,135,139
JAB Holdings BV	1.500		11-24-21	EUR	200,000	226,092
JAB Holdings BV	1.625		04-30-25	EUR	300,000	331,107
JAB Holdings BV	1.750		05-25-23	EUR	200,000	225,735
JAB Holdings BV	2.125		09-16-22	EUR	500,000	578,500
LGE HoldCo VI BV	7.125		05-15-24	EUR	560,000	691,597
Mylan NV	5.250		06-15-46		2,578,000	2,646,588
NN Group NV	1.000		03-18-22	EUR	460,000	510,384
NN Group NV (4.500% to 1-15-26, then 3 month EURIBOR + 4.000%) (Q)	4.500		01-15-26	EUR	420,000	477,916
NXP BV (S)	3.875		09-01-22		656,200	681,464
NXP BV (S)	4.625		06-01-23		1,823,000	1,962,004
Petrobras Global Finance BV	6.125		01-17-22		366,000	383,513

SEE NOTES TO FUND'S INVESTMENTS7

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Netherlands (continued)
RELX Finance BV	0.375		03-22-21	EUR	400,000	$436,892
RELX Finance BV	1.000		03-22-24	EUR	400,000	439,427
Roche Finance Europe BV	0.875		02-25-25	EUR	400,000	445,095
Shell International Finance BV	0.375		02-15-25	EUR	600,000	633,918
Shell International Finance BV	0.750		08-15-28	EUR	500,000	516,231
Shell International Finance BV	4.125		05-11-35		7,856,000	8,086,299
Siemens Financieringsmaatschappij NV (S)	3.250		05-27-25		1,678,000	1,696,705
Siemens Financieringsmaatschappij NV (S)	6.125		08-17-26		932,000	1,148,757
Teva Pharmaceutical Finance Netherlands II BV	0.375		07-25-20	EUR	350,000	379,204
Teva Pharmaceutical Finance Netherlands II BV	1.125		10-15-24	EUR	1,150,000	1,199,000
Teva Pharmaceutical Finance Netherlands II BV	1.250		03-31-23	EUR	500,000	539,088
Teva Pharmaceutical Finance Netherlands III BV	4.100		10-01-46		1,339,000	1,152,305
Volkswagen International Finance NV	0.500		03-30-21	EUR	500,000	545,917
Volkswagen International Finance NV	1.875		03-30-27	EUR	900,000	991,968
Norway 0.1%						2,653,378
DNB Bank ASA	4.375		02-24-21	EUR	410,000	517,999
DNB Bank ASA (3.000% to 9-26-18, then 5 Year Euro Swap Rate + 1.770%)	3.000		09-26-23	EUR	640,000	723,649
Lock AS	7.000		08-15-21	EUR	250,000	285,932
Lock Lower Holding AS	9.500		08-15-22	EUR	150,000	186,352
Silk Bidco AS	7.500		02-01-22	EUR	800,000	934,620
Statkraft AS	2.500		11-28-22	EUR	4,000	4,826
Spain 0.2%						11,575,311
Banco Bilbao Vizcaya Argentaria SA	0.625		01-17-22	EUR	400,000	436,864
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) (Q)	6.750		02-18-20	EUR	200,000	225,213
Banco Santander SA	1.375		02-09-22	EUR	600,000	662,371
Bankinter SA (2.500% to 4-6-22, then 5 Year Euro Swap Rate + 2.400%)	2.500		04-06-27	EUR	700,000	772,762
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	600,000	688,576
Ferrovial Emisiones SA	3.375		01-30-18	EUR	300,000	335,123
Gas Natural Fenosa Finance BV	3.875		04-11-22	EUR	100,000	126,712
Gas Natural Fenosa Finance BV (4.125% to 11-18-22, then 8 Year Euro Swap Rate + 3.353%) (Q)	4.125		11-18-22	EUR	200,000	229,326
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	500,000	582,182
Santander Consumer Finance SA	0.750		04-03-19	EUR	300,000	331,175
Telefonica Emisiones SAU	4.710		01-20-20	EUR	400,000	490,327
Telefonica Emisiones SAU	5.811		09-05-17	EUR	100,000	111,156
Telefonica Europe BV	5.875		02-14-33	EUR	130,000	203,690
Telefonica Europe BV	8.250		09-15-30		4,192,000	5,792,891
Telefonica Europe BV (5.000% to 3-31-20, then 6 Year Euro Swap Rate + 3.804%) (Q)	5.000		03-31-20	EUR	500,000	586,943
Sweden 0.1%						4,139,163
Akelius Residential Property AB	3.375		09-23-20	EUR	1,950,000	2,297,235
Nordea Bank AB (1.000% to 9-7-21, then 5 Year Euro Swap Rate + 1.250%)	1.000		09-07-26	EUR	600,000	654,888
SCA Hygiene AB	0.625		03-28-22	EUR	500,000	544,046
SCA Hygiene AB	1.125		03-27-24	EUR	300,000	328,329
Svenska Handelsbanken AB (2.656% to 1-15-19, then 5 Year Euro Swap Rate + 1.430%)	2.656		01-15-24	EUR	278,000	314,665
Switzerland 0.2%						9,053,499
Credit Suisse AG	0.375		04-11-19	EUR	500,000	548,510
Credit Suisse AG	0.625		11-20-18	EUR	300,000	330,245

8SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
Switzerland (continued)
Credit Suisse AG	1.125		09-15-20	EUR	500,000	$561,392
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (Q)	7.125		07-29-22		1,165,000	1,233,735
Glencore Finance Europe SA	3.375		09-30-20	EUR	1,300,000	1,550,239
Novartis Finance SA	0.125		09-20-23	EUR	600,000	641,008
UBS AG	0.500		05-15-18	EUR	600,000	657,940
UBS AG (4.750% to 2-12-21, then 5 Year Euro Swap Rate + 3.400%)	4.750		02-12-26	EUR	1,950,000	2,349,763
UBS Group AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (Q)	7.125		08-10-21		1,100,000	1,180,667
United Arab Emirates 0.0%						1,088,063
Emirates Telecommunications Group Company PJSC	2.750		06-18-26	EUR	900,000	1,088,063
United Kingdom 1.1%						65,927,525
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	570,000	796,007
Aspire Defence Finance PLC	4.674		03-31-40	GBP	706,145	1,140,564
Aviva PLC (3.375% to 12-4-25, then 3 month EURIBOR + 3.550%)	3.375		12-04-45	EUR	700,000	781,540
Aviva PLC (3.875% to 7-3-24, then 5 Year Euro Swap Rate + 3.480%)	3.875		07-03-44	EUR	300,000	346,806
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125		07-05-43	EUR	410,000	534,260
Babcock International Group PLC	1.750		10-06-22	EUR	424,000	478,999
Barclays Bank PLC	6.000		01-14-21	EUR	100,000	127,847
Barclays Bank PLC	6.625		03-30-22	EUR	500,000	680,279
Barclays Bank PLC	10.000		05-21-21	GBP	110,000	183,772
Barclays Bank PLC (6.278% to 12-15-34, then 3 month LIBOR + 1.550%) (Q)	6.278		12-15-34		200,000	218,625
Barclays PLC	3.650		03-16-25		3,670,000	3,608,186
Barclays PLC (2.625% to 11-11-20, then 5 Year Euro Swap Rate + 2.450%)	2.625		11-11-25	EUR	500,000	556,894
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (Q)	7.875		09-15-22	GBP	820,000	1,129,773
BAT International Finance PLC	0.875		10-13-23	EUR	500,000	540,653
BP Capital Markets PLC	1.109		02-16-23	EUR	450,000	502,495
BP Capital Markets PLC	1.573		02-16-27	EUR	250,000	280,129
BP Capital Markets PLC	1.953		03-03-25	EUR	100,000	116,584
BP Capital Markets PLC	2.213		09-25-26	EUR	125,000	148,322
Brambles Finance PLC	4.625		04-20-18	EUR	230,000	261,858
British Telecommunications PLC	0.625		03-10-21	EUR	500,000	548,244
British Telecommunications PLC	9.125		12-15-30		3,093,000	4,671,253
Centrica PLC (3.000% to 4-10-21, then 5 Year Euro Swap Rate + 2.687%)	3.000		04-10-76	EUR	700,000	769,175
Coventry Building Society	2.500		11-18-20	EUR	1,000,000	1,166,436
CYBG PLC (5.000% to 2-8-21, then 5 Year British Pound Swap Rate + 3.516%)	5.000		02-09-26	GBP	710,000	914,137
Eversholt Funding PLC	6.359		12-02-25	GBP	451,000	770,968
Experian Finance PLC	4.750		02-04-20	EUR	440,000	540,446
FCE Bank PLC	1.114		05-13-20	EUR	100,000	111,415
FCE Bank PLC	1.528		11-09-20	EUR	200,000	225,627
FCE Bank PLC	1.875		04-18-19	EUR	500,000	563,846
FCE Bank PLC	1.875		06-24-21	EUR	540,000	616,141
Fiat Chrysler Finance Europe	6.750		10-14-19	EUR	600,000	744,460
G4S International Finance PLC	2.625		12-06-18	EUR	300,000	339,963
G4S International Finance PLC	2.875		05-02-17	EUR	281,000	306,094
Grainger PLC	5.000		12-16-20	GBP	525,000	748,479
Hammerson PLC	2.000		07-01-22	EUR	200,000	229,764
Hammerson PLC	2.750		09-26-19	EUR	10,000	11,548
Heathrow Funding, Ltd.	1.500		02-11-32	EUR	400,000	432,227
Heathrow Funding, Ltd.	1.875		05-23-22	EUR	200,000	232,420
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	827,000	1,569,482
HSBC Holdings PLC	0.875		09-06-24	EUR	500,000	535,773

SEE NOTES TO FUND'S INVESTMENTS9

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
HSBC Holdings PLC	1.500		03-15-22	EUR	1,100,000	$1,245,628
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	180,000	205,854
HSBC Holdings PLC (6.375% to 10-18-17, then 3 month British Pound LIBOR + 1.300%)	6.375		10-18-22	GBP	200,000	264,164
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21		1,592,000	1,724,136
Imperial Brands Finance PLC	2.250		02-26-21	EUR	200,000	231,962
Imperial Brands Finance PLC	3.375		02-26-26	EUR	300,000	378,056
Imperial Brands Finance PLC	5.000		12-02-19	EUR	720,000	882,457
Jaguar Land Rover Automotive PLC	3.875		03-01-23	GBP	1,660,000	2,234,133
Jaguar Land Rover Automotive PLC (S)	5.625		02-01-23		150,000	156,750
Leeds Building Society	1.375		05-05-22	EUR	592,000	648,312
Leeds Building Society	2.625		04-01-21	EUR	520,000	600,614
Lloyds Bank PLC	6.500		09-17-40	GBP	451,000	942,946
Lloyds Bank PLC (5.750% to 7-9-20, then 3 month British Pound LIBOR + 1.390%)	5.750		07-09-25	GBP	2,000,000	2,859,670
Mondi Finance PLC	3.375		09-28-20	EUR	550,000	659,784
National Grid Gas Finance PLC	0.625		09-22-24	EUR	1,300,000	1,384,426
Nationwide Building Society (S)	3.900		07-21-25		2,393,000	2,506,902
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	400,000	449,681
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	480,000	564,694
Provident Financial PLC	8.000		10-23-19	GBP	510,000	756,530
Rentokil Initial PLC	3.250		10-07-21	EUR	262,000	318,007
Rio Tinto Finance USA PLC	4.750		03-22-42		993,000	1,061,494
Royal Bank of Scotland Group PLC (2.000% to 3-8-22, then 3 month EURIBOR + 2.039%)	2.000		03-08-23	EUR	700,000	773,116
Santander UK Group Holdings PLC	1.125		09-08-23	EUR	500,000	542,558
Santander UK Group Holdings PLC (6.750% to 6-24-24, then 5 Year British Pound Swap Rate + 5.792%) (Q)	6.750		06-24-24	GBP	600,000	799,190
Santander UK PLC	2.000		01-14-19	EUR	200,000	225,151
Santander UK PLC	2.625		07-16-20	EUR	290,000	339,653
Santander UK PLC	3.875		10-15-29	GBP	902,000	1,348,129
Santander UK PLC	4.000		03-13-24		2,330,000	2,456,601
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		701,000	758,833
SSE PLC (5.625% to 10-1-17, then 5 Year Euro Swap Rate + 4.620%) (Q)	5.625		10-01-17	EUR	260,000	289,449
Tesco PLC	3.375		11-02-18	EUR	100,000	114,069
The Royal Bank of Scotland Group PLC	4.800		04-05-26		996,216	1,045,407
The Royal Bank of Scotland Group PLC (3.625% to 3-25-19, then 5 Year Euro Swap Rate + 2.650%)	3.625		03-25-24	EUR	590,000	659,117
Tullow Oil PLC (S)	6.000		11-01-20		675,000	656,438
Tullow Oil PLC (S)	6.250		04-15-22		406,000	388,209
Virgin Media Finance PLC (S)	6.000		10-15-24		900,000	942,750
Virgin Media Secured Finance PLC	5.500		01-15-25	GBP	738,000	1,008,432
Virgin Media Secured Finance PLC (S)	6.000		01-15-25	GBP	500,000	753,303
Vodafone Group PLC	0.375		11-22-21	EUR	900,000	974,849
Vodafone Group PLC	1.600		07-29-31	EUR	500,000	517,580
Vodafone Group PLC	1.875		09-11-25	EUR	100,000	114,574
Vodafone Group PLC	2.750		12-01-34	EUR	100,000	114,524
WPP Finance 2010	5.625		11-15-43		1,566,000	1,698,499
Yorkshire Building Society	1.250		03-17-22	EUR	238,000	261,565
Yorkshire Building Society	2.125		03-18-19	EUR	520,000	587,838
United States 12.5%						722,710,426
21st Century Fox America, Inc.	4.750		09-15-44		2,893,000	2,944,183

10SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Abbott Laboratories	4.900		11-30-46		4,969,000	$5,197,872
Airxcel, Inc. (S)	8.500		02-15-22		1,131,000	1,164,930
Alcoa, Inc.	5.125		10-01-24		553,000	579,268
Alcoa, Inc.	5.900		02-01-27		3,643,000	3,915,169
Ally Financial, Inc.	3.600		05-21-18		868,000	878,937
Ally Financial, Inc.	5.750		11-20-25		2,832,000	2,899,260
Altice US Finance I Corp. (S)	5.375		07-15-23		1,250,000	1,304,688
Altice US Finance I Corp. (S)	5.500		05-15-26		963,000	995,501
Altria Group, Inc.	5.375		01-31-44		5,328,000	6,200,348
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		685,923	714,657
American Airlines 2015-2 Class AA Pass Through Trust	3.600		09-22-27		994,580	1,007,012
American International Group, Inc.	4.500		07-16-44		4,700,000	4,597,695
Amgen, Inc.	3.125		05-01-25		1,668,000	1,657,412
Amgen, Inc.	4.663		06-15-51		1,162,000	1,170,588
Anadarko Petroleum Corp.	6.450		09-15-36		5,180,000	6,138,031
Anheuser-Busch InBev Finance, Inc.	4.700		02-01-36		2,655,000	2,847,809
Anheuser-Busch InBev Finance, Inc.	4.900		02-01-46		2,920,000	3,189,455
Anheuser-Busch InBev Worldwide, Inc.	4.950		01-15-42		6,013,000	6,545,096
Anthem, Inc.	3.500		08-15-24		2,472,000	2,501,170
Anthem, Inc.	6.375		06-15-37		1,056,000	1,309,667
Apple, Inc.	4.250		02-09-47		2,801,000	2,878,450
Apple, Inc.	4.500		02-23-36		1,279,000	1,402,875
Asbury Automotive Group, Inc.	6.000		12-15-24		1,148,000	1,185,310
Ashland LLC	4.750		08-15-22		1,431,000	1,491,818
AT&T, Inc.	1.450		06-01-22	EUR	1,100,000	1,241,947
AT&T, Inc.	2.650		12-17-21	EUR	600,000	714,733
AT&T, Inc.	2.750		05-19-23	EUR	530,000	633,586
AT&T, Inc.	3.400		05-15-25		3,782,000	3,682,896
AT&T, Inc.	3.550		12-17-32	EUR	180,000	222,936
AT&T, Inc.	4.750		05-15-46		3,819,000	3,585,105
AT&T, Inc.	4.800		06-15-44		1,470,000	1,390,335
AT&T, Inc.	5.150		03-15-42		2,938,000	2,910,489
AT&T, Inc.	5.700		03-01-57		2,924,000	3,079,183
Avis Budget Car Rental LLC (S)	5.125		06-01-22		1,305,000	1,269,113
Avis Budget Car Rental LLC	5.500		04-01-23		1,015,000	999,775
Bank of America Corp. (P)	0.510		03-28-18	EUR	350,000	381,719
Bank of America Corp.	0.750		07-26-23	EUR	900,000	963,768
Bank of America Corp.	1.625		09-14-22	EUR	800,000	907,426
Bank of America Corp.	2.500		07-27-20	EUR	340,000	396,480
Bank of America Corp.	4.450		03-03-26		1,940,000	2,006,895
Bank of America Corp.	5.875		02-07-42		4,098,000	5,013,555
Bank of America Corp.	7.750		05-14-38		3,090,000	4,266,545
Bank of America Corp. (0.736% to 2-7-21, then 3 month EURIBOR + 0.830%)	0.736		02-07-22	EUR	600,000	656,150
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26		2,210,000	2,433,763
Baxalta, Inc.	5.250		06-23-45		4,756,000	5,275,802
Berry Plastics Corp.	5.500		05-15-22		884,000	923,780
Berry Plastics Corp.	6.000		10-15-22		1,120,000	1,190,000
Block Communications, Inc. (S)	6.875		02-15-25		1,254,000	1,351,185
Brixmor Operating Partnership LP	3.850		02-01-25		1,690,000	1,681,962
Brixmor Operating Partnership LP	3.900		03-15-27		585,000	581,484
Broadridge Financial Solutions, Inc.	3.400		06-27-26		3,206,000	3,162,594
Brown-Forman Corp.	1.200		07-07-26	EUR	400,000	438,877

SEE NOTES TO FUND'S INVESTMENTS11

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Builders FirstSource, Inc. (S)	5.625		09-01-24		1,393,000	$1,445,238
Burlington Northern Santa Fe LLC	4.150		04-01-45		7,056,000	7,174,146
BWAY Holding Company (S)	5.500		04-15-24		1,069,000	1,081,026
Cardinal Health, Inc.	4.900		09-15-45		1,008,000	1,037,240
CBS Radio, Inc. (S)	7.250		11-01-24		1,262,000	1,372,425
CCO Holdings LLC (S)	5.125		05-01-23		744,000	776,550
CCO Holdings LLC (S)	5.500		05-01-26		841,000	882,529
CCO Holdings LLC (S)	5.875		04-01-24		1,955,000	2,091,850
CDW LLC	5.500		12-01-24		1,136,000	1,209,840
Celgene Corp.	5.000		08-15-45		2,428,000	2,591,035
Cemex Finance LLC (S)	6.000		04-01-24		645,000	682,088
CenturyLink, Inc.	5.625		04-01-20		1,346,000	1,428,443
CenturyLink, Inc.	6.750		12-01-23		271,000	290,309
CenturyLink, Inc.	7.500		04-01-24		228,000	247,665
CenturyLink, Inc.	7.600		09-15-39		360,000	336,024
Change Healthcare Holdings LLC (S)	5.750		03-01-25		1,040,000	1,067,300
Charter Communications Operating LLC	6.384		10-23-35		1,994,000	2,294,386
Charter Communications Operating LLC	6.484		10-23-45		2,087,000	2,443,142
Cheniere Corpus Christi Holdings LLC (S)	5.875		03-31-25		718,000	764,670
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24		1,835,000	2,050,392
Chubb INA Holdings, Inc.	4.350		11-03-45		1,090,000	1,165,250
Cigna Corp.	5.375		02-15-42		999,000	1,171,272
Cincinnati Bell, Inc. (S)	7.000		07-15-24		1,108,496	1,173,343
CIT Group, Inc.	5.000		08-15-22		2,161,000	2,324,804
CIT Group, Inc.	5.000		08-01-23		392,000	421,400
Citigroup, Inc. (P)	1.072		02-10-19	EUR	850,000	927,919
Citigroup, Inc.	1.375		10-27-21	EUR	300,000	339,566
Citigroup, Inc.	1.750		01-28-25	EUR	348,000	392,961
Citigroup, Inc.	4.450		09-29-27		1,499,000	1,533,600
Citigroup, Inc.	5.000		08-02-19	EUR	420,000	508,343
Citigroup, Inc.	5.500		09-13-25		1,931,000	2,133,019
Citigroup, Inc.	5.875		01-30-42		950,000	1,160,998
Citigroup, Inc.	7.375		09-04-19	EUR	1,900,000	2,422,741
Citigroup, Inc.	8.125		07-15-39		2,029,000	2,985,197
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)	6.125		11-15-20		2,194,000	2,337,817
Clear Channel Worldwide Holdings, Inc.	7.625		03-15-20		770,000	778,663
Comcast Corp.	4.200		08-15-34		1,427,000	1,462,465
Comcast Corp.	4.750		03-01-44		6,173,000	6,575,936
Commonwealth Edison Company	3.650		06-15-46		1,454,000	1,377,754
Commonwealth Edison Company	4.350		11-15-45		981,000	1,033,742
CommScope Technologies Finance LLC (S)	6.000		06-15-25		2,072,000	2,209,270
Community Health Systems, Inc.	5.125		08-01-21		932,000	923,845
Community Health Systems, Inc.	6.250		03-31-23		619,000	629,833
Concho Resources, Inc.	4.375		01-15-25		1,902,000	1,925,775
Conduent Finance, Inc. (S)	10.500		12-15-24		2,127,000	2,467,320
Consolidated Communications, Inc.	6.500		10-01-22		2,264,000	2,235,700
Continental Resources, Inc.	3.800		06-01-24		914,000	859,160
Continental Resources, Inc.	5.000		09-15-22		2,369,000	2,389,729
Crestwood Midstream Partners LP	6.250		04-01-23		1,411,000	1,472,731
CRH America, Inc. (S)	3.875		05-18-25		808,000	835,028
CRH America, Inc. (S)	5.125		05-18-45		1,608,000	1,773,833
CSC Holdings LLC (S)	6.625		10-15-25		940,000	1,028,125

12SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
CSC Holdings LLC (S)	10.125		01-15-23	626,000	$726,160
CSC Holdings LLC (S)	10.875		10-15-25	2,170,000	2,606,713
CSC Holdings LLC	6.750		11-15-21	684,000	752,400
CVS Health Corp.	5.125		07-20-45	5,116,000	5,716,567
CyrusOne LP (S)	5.000		03-15-24	742,000	762,405
Daimler Finance North America LLC	8.500		01-18-31	3,770,000	5,695,422
Devon Energy Corp.	4.750		05-15-42	897,000	877,501
DISH DBS Corp.	6.750		06-01-21	1,579,000	1,717,163
DISH DBS Corp.	7.750		07-01-26	866,000	1,014,303
Dollar Tree, Inc.	5.250		03-01-20	1,696,000	1,744,760
Dollar Tree, Inc.	5.750		03-01-23	1,099,000	1,166,039
Dominion Resources, Inc.	4.050		09-15-42	1,407,000	1,325,656
Dominion Resources, Inc.	7.000		06-15-38	1,513,000	1,961,538
Dr. Pepper Snapple Group, Inc.	4.420		12-15-46	1,533,000	1,551,120
Duke Energy Carolinas LLC	6.450		10-15-32	1,824,000	2,391,899
Duke Energy Progress LLC	3.250		08-15-25	1,439,000	1,469,544
Duke Energy Progress LLC	4.200		08-15-45	7,299,000	7,525,634
Eastman Chemical Company	4.650		10-15-44	3,002,000	3,069,695
Electronic Arts, Inc.	4.800		03-01-26	1,086,000	1,187,292
EMD Finance LLC (S)	3.250		03-19-25	3,274,000	3,256,553
Endo Finance LLC (S)	5.750		01-15-22	281,000	259,925
Endo Finance LLC (S)	5.875		10-15-24	354,000	360,638
Endo Finance LLC (S)	6.000		07-15-23	245,000	214,681
Energy Transfer Equity LP	5.875		01-15-24	187,000	201,493
Energy Transfer Equity LP	7.500		10-15-20	1,429,000	1,610,304
Energy Transfer Partners LP	6.125		12-15-45	5,679,000	6,169,348
Enterprise Products Operating LLC	4.900		05-15-46	4,609,000	4,819,737
Envision Healthcare Corp.	5.625		07-15-22	769,000	793,339
Envision Healthcare Corp. (S)	6.250		12-01-24	770,000	810,425
EOG Resources, Inc.	3.150		04-01-25	418,000	412,401
EOG Resources, Inc.	3.900		04-01-35	2,234,000	2,173,961
EOG Resources, Inc.	4.150		01-15-26	66,000	69,590
Equinix, Inc.	5.875		01-15-26	1,237,000	1,332,868
ERP Operating LP	4.500		07-01-44	2,495,000	2,569,670
ESH Hospitality, Inc. (S)	5.250		05-01-25	1,119,000	1,132,988
Essex Portfolio LP	3.875		05-01-24	824,000	848,250
Exelon Corp.	4.950		06-15-35	490,000	522,916
Exelon Corp.	5.100		06-15-45	4,230,000	4,599,677
Exxon Mobil Corp.	3.567		03-06-45	2,577,000	2,462,272
Exxon Mobil Corp.	4.114		03-01-46	1,522,000	1,579,978
FedEx Corp.	4.750		11-15-45	1,723,000	1,795,857
First Data Corp. (S)	7.000		12-01-23	1,941,000	2,081,140
Florida Power & Light Company	5.690		03-01-40	4,136,000	5,169,289
Florida Power & Light Company	5.960		04-01-39	1,999,000	2,562,592
Ford Motor Company	4.750		01-15-43	5,458,000	5,139,417
Fortive Corp. (S)	4.300		06-15-46	2,717,000	2,746,134
Freeport-McMoRan, Inc.	4.550		11-14-24	1,693,000	1,590,574
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19	221,000	235,918
Fresenius Medical Care US Finance II, Inc. (S)	5.875		01-31-22	1,329,000	1,456,916
Frontier Communications Corp.	6.875		01-15-25	1,091,000	913,713
Frontier Communications Corp.	7.625		04-15-24	1,653,000	1,417,448
Frontier Communications Corp.	9.000		08-15-31	1,002,200	856,881

SEE NOTES TO FUND'S INVESTMENTS13

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Frontier Communications Corp.	10.500		09-15-22		3,028,000	$3,046,925
General Electric Company	1.250		05-26-23	EUR	1,010,000	1,145,843
General Motors Company	5.200		04-01-45		1,404,000	1,366,137
Georgia-Pacific LLC (S)	3.600		03-01-25		1,063,000	1,093,051
Georgia-Pacific LLC	7.750		11-15-29		2,936,000	4,089,619
Gilead Sciences, Inc.	4.500		02-01-45		2,540,000	2,536,754
GlaxoSmithKline Capital, Inc.	6.375		05-15-38		1,255,000	1,664,538
GLP Capital LP	5.375		04-15-26		1,826,000	1,926,430
Greektown Holdings LLC (S)	8.875		03-15-19		672,000	701,823
Halliburton Company	3.800		11-15-25		3,158,000	3,247,845
Halliburton Company	5.000		11-15-45		1,442,000	1,541,302
Hanesbrands, Inc. (S)	4.625		05-15-24		447,000	443,648
Hanesbrands, Inc. (S)	4.875		05-15-26		732,000	728,340
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		1,560,000	1,599,000
Harland Clarke Holdings Corp. (S)	8.375		08-15-22		610,000	628,300
HCA, Inc.	4.750		05-01-23		1,401,000	1,471,050
HCA, Inc.	5.250		04-15-25		2,541,000	2,730,787
HCA, Inc.	7.500		11-15-95		1,685,000	1,659,725
HealthSouth Corp.	5.750		11-01-24		2,365,000	2,409,344
Hewlett Packard Enterprise Company	4.900		10-15-25		2,936,000	3,084,902
Hilton Domestic Operating Company, Inc. (S)	4.250		09-01-24		1,422,000	1,432,665
Host Hotels & Resorts LP	4.000		06-15-25		1,645,000	1,666,072
Icahn Enterprises LP (S)	6.250		02-01-22		970,000	1,008,800
International Paper Company	5.150		05-15-46		3,717,000	3,987,813
Interval Acquisition Corp.	5.625		04-15-23		1,698,000	1,748,940
JBS USA LUX SA (S)	5.750		06-15-25		955,000	986,038
Johnson & Johnson	3.700		03-01-46		2,589,000	2,560,927
Johnson & Johnson	4.500		12-05-43		5,419,000	6,031,808
JPMorgan Chase & Co.	0.625		01-25-24	EUR	1,650,000	1,759,572
JPMorgan Chase & Co.	1.375		09-16-21	EUR	1,250,000	1,418,955
JPMorgan Chase & Co.	1.500		10-26-22	EUR	600,000	683,075
JPMorgan Chase & Co.	1.500		01-27-25	EUR	400,000	449,595
JPMorgan Chase & Co.	2.625		04-23-21	EUR	1,750,000	2,077,843
JPMorgan Chase & Co.	5.625		08-16-43		2,443,000	2,810,799
JPMorgan Chase & Co.	6.400		05-15-38		3,829,000	4,983,034
Kansas City Southern	4.950		08-15-45		1,660,000	1,707,518
Kilroy Realty LP	4.250		08-15-29		1,690,000	1,729,389
Kilroy Realty LP	4.375		10-01-25		850,000	893,583
Kinder Morgan, Inc.	1.500		03-16-22	EUR	143,000	159,191
Kinder Morgan, Inc.	4.300		06-01-25		2,655,000	2,765,469
Kindred Healthcare, Inc.	8.000		01-15-20		578,000	596,785
Kindred Healthcare, Inc.	8.750		01-15-23		836,000	857,945
Kinetic Concepts, Inc. (S)	7.875		02-15-21		300,000	319,875
Koppers, Inc. (S)	6.000		02-15-25		1,419,000	1,486,403
Level 3 Financing, Inc.	5.375		01-15-24		1,148,000	1,193,162
Lockheed Martin Corp.	4.700		05-15-46		3,399,000	3,734,322
Lowe's Companies, Inc.	3.700		04-15-46		1,047,000	984,657
M/I Homes, Inc.	6.750		01-15-21		1,395,000	1,461,263
Marriott International, Inc.	3.750		10-01-25		1,601,000	1,627,400
McDonald's Corp.	3.375		05-26-25		1,401,000	1,429,454
McDonald's Corp.	4.875		12-09-45		2,017,000	2,173,904
Medtronic, Inc.	3.500		03-15-25		1,679,000	1,733,562

14SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Medtronic, Inc.	4.375		03-15-35		2,839,000	$3,004,014
Medtronic, Inc.	4.625		03-15-45		1,523,000	1,657,263
Merck & Company, Inc.	1.875		10-15-26	EUR	600,000	708,881
Merck & Company, Inc.	4.150		05-18-43		5,355,000	5,549,071
MetLife, Inc.	4.600		05-13-46		2,982,000	3,203,575
MetLife, Inc.	5.875		02-06-41		2,044,000	2,540,447
Metropolitan Life Global Funding I	0.875		01-20-22	EUR	600,000	669,326
Metropolitan Life Global Funding I	1.250		09-17-21	EUR	600,000	679,665
Metropolitan Life Global Funding I	2.375		09-30-19	EUR	500,000	575,385
Metropolitan Life Global Funding I	2.375		01-11-23	EUR	200,000	239,495
MGM Resorts International	6.000		03-15-23		1,529,000	1,670,433
Microsemi Corp. (S)	9.125		04-15-23		657,000	755,550
Microsoft Corp.	3.750		02-12-45		6,020,000	5,795,141
Microsoft Corp.	4.450		11-03-45		769,000	821,037
Molex Electronic Technologies LLC (S)	3.900		04-15-25		2,327,000	2,329,583
Molson Coors Brewing Company	1.250		07-15-24	EUR	530,000	579,116
Molson Coors Brewing Company	4.200		07-15-46		4,633,000	4,399,951
Monongahela Power Company (S)	5.400		12-15-43		2,215,000	2,628,447
Morgan Stanley	1.375		10-27-26	EUR	900,000	952,812
Morgan Stanley	1.875		03-30-23	EUR	400,000	458,043
Morgan Stanley	1.875		04-27-27	EUR	800,000	874,521
Morgan Stanley	2.375		03-31-21	EUR	1,000,000	1,170,028
Morgan Stanley	4.350		09-08-26		4,627,000	4,785,095
Morgan Stanley	4.375		01-22-47		8,028,000	8,075,253
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20		2,846,000	2,979,406
MPT Operating Partnership LP	4.000		08-19-22	EUR	1,000,000	1,195,122
MPT Operating Partnership LP	5.250		08-01-26		159,000	162,975
National Grid North America, Inc.	0.750		02-11-22	EUR	700,000	771,730
Navient Corp.	4.875		06-17-19		1,285,000	1,326,634
Navient Corp.	6.625		07-26-21		882,000	933,818
NCI Building Systems, Inc. (S)	8.250		01-15-23		1,178,000	1,284,020
Netflix, Inc.	5.500		02-15-22		1,061,000	1,135,270
Netflix, Inc.	5.750		03-01-24		832,000	894,400
Newell Brands, Inc.	5.500		04-01-46		1,614,000	1,876,480
Nexstar Broadcasting, Inc. (S)	5.625		08-01-24		284,000	291,100
Nexstar Broadcasting, Inc. (S)	6.125		02-15-22		1,129,000	1,180,505
Noble Energy, Inc.	5.050		11-15-44		858,000	885,876
Noble Energy, Inc.	5.250		11-15-43		2,710,000	2,835,067
Novelis Corp. (S)	5.875		09-30-26		376,000	386,340
Novelis Corp. (S)	6.250		08-15-24		723,000	764,573
NPC International, Inc.	10.500		01-15-20		670,000	690,301
NRG Energy, Inc.	6.625		01-15-27		991,000	981,090
NRG Energy, Inc.	7.250		05-15-26		1,109,000	1,133,953
NRG Energy, Inc.	7.875		05-15-21		330,000	338,250
Oasis Petroleum, Inc.	6.875		03-15-22		851,000	861,638
Oasis Petroleum, Inc.	6.875		01-15-23		769,000	776,690
Occidental Petroleum Corp.	3.500		06-15-25		4,889,000	4,986,511
Oncor Electric Delivery Company LLC	3.750		04-01-45		2,861,000	2,729,949
Oncor Electric Delivery Company LLC	5.250		09-30-40		1,121,000	1,313,172
Oracle Corp.	3.900		05-15-35		2,027,000	2,033,286
Oracle Corp.	4.000		07-15-46		2,301,000	2,246,526
Oracle Corp.	4.300		07-08-34		3,240,000	3,413,570

SEE NOTES TO FUND'S INVESTMENTS15

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Owens-Brockway Glass Container, Inc. (S)	5.875		08-15-23		607,000	$649,490
Pacific Gas & Electric Company	4.250		03-15-46		1,879,000	1,942,630
Pacific Gas & Electric Company	4.300		03-15-45		4,406,000	4,591,995
Pacific LifeCorp (S)	5.125		01-30-43		1,571,000	1,715,986
Parsley Energy LLC (S)	5.375		01-15-25		1,014,000	1,024,140
PDC Energy, Inc. (S)	6.125		09-15-24		480,000	492,000
PepsiCo, Inc.	0.875		07-18-28	EUR	600,000	632,062
PepsiCo, Inc.	4.450		04-14-46		2,844,000	3,047,869
PepsiCo, Inc.	4.600		07-17-45		2,495,000	2,711,925
Philip Morris International, Inc.	1.875		03-03-21	EUR	500,000	578,579
Philip Morris International, Inc.	2.750		03-19-25	EUR	150,000	185,719
Philip Morris International, Inc.	2.875		03-03-26	EUR	240,000	300,339
Philip Morris International, Inc.	3.125		06-03-33	EUR	180,000	232,732
Philip Morris International, Inc.	4.125		03-04-43		876,000	856,385
Philip Morris International, Inc.	6.375		05-16-38		1,578,000	2,044,564
Post Holdings, Inc. (S)	5.000		08-15-26		966,000	961,170
Praxair, Inc.	1.200		02-12-24	EUR	100,000	112,620
Praxair, Inc.	1.625		12-01-25	EUR	400,000	460,896
Prologis LP	3.000		01-18-22	EUR	500,000	603,505
Prologis LP	3.375		02-20-24	EUR	113,000	141,352
Prudential Financial, Inc.	4.600		05-15-44		2,372,000	2,528,104
Prudential Financial, Inc.	6.200		11-15-40		1,897,000	2,391,736
PulteGroup, Inc.	6.000		02-15-35		1,082,000	1,076,590
PulteGroup, Inc.	7.875		06-15-32		615,000	699,563
Quintiles IMS, Inc.	3.250		03-15-25	EUR	1,235,000	1,350,229
Rackspace Hosting, Inc. (S)	8.625		11-15-24		1,508,000	1,596,595
Rain CII Carbon LLC	8.500		01-15-21	EUR	575,000	647,017
RELX Capital, Inc.	1.300		05-12-25	EUR	850,000	946,370
Reynolds American, Inc.	5.850		08-15-45		4,126,000	4,874,580
Reynolds Group Issuer, Inc. (S)	5.125		07-15-23		2,351,000	2,450,918
Roche Holdings, Inc. (S)	2.625		05-15-26		1,756,000	1,708,744
Roche Holdings, Inc. (S)	3.000		11-10-25		693,000	693,997
Roche Holdings, Inc. (S)	4.000		11-28-44		3,294,000	3,394,388
Rowan Companies, Inc.	7.375		06-15-25		848,000	837,400
S&P Global, Inc.	4.400		02-15-26		3,629,000	3,885,770
Sabine Pass Liquefaction LLC	5.625		02-01-21		2,861,000	3,111,406
Schlumberger Holdings Corp. (S)	4.000		12-21-25		3,910,000	4,116,823
Service Corp. International	5.375		05-15-24		2,070,000	2,186,438
Shape Technologies Group, Inc. (S)	7.625		02-01-20		519,000	531,975
Silgan Holdings, Inc. (S)	4.750		03-15-25		1,466,000	1,478,828
Simon Property Group LP	4.250		10-01-44		2,475,000	2,399,651
Sinclair Television Group, Inc.	6.125		10-01-22		1,337,000	1,395,494
Sirius XM Radio, Inc. (S)	5.375		04-15-25		1,781,000	1,827,751
Six Flags Entertainment Corp. (S)	5.250		01-15-21		1,839,000	1,887,274
Southern Copper Corp.	5.875		04-23-45		2,215,000	2,332,886
Southwestern Energy Company	5.800		01-23-20		1,153,000	1,164,530
Spectrum Brands, Inc.	4.000		10-01-26	EUR	625,000	708,483
Spectrum Brands, Inc.	5.750		07-15-25		1,201,000	1,287,364
Sprint Communications, Inc.	6.000		11-15-22		4,133,000	4,306,069
Sprint Communications, Inc.	7.000		08-15-20		1,090,000	1,181,288
Sprint Corp.	7.250		09-15-21		2,070,000	2,264,063
Standard Industries, Inc. (S)	5.500		02-15-23		1,230,914	1,280,151

16SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Standard Industries, Inc. (S)	6.000		10-15-25		1,111,000	$1,185,993
Steel Dynamics, Inc. (S)	5.000		12-15-26		955,000	976,488
Steel Dynamics, Inc.	5.250		04-15-23		303,000	313,605
Steel Dynamics, Inc.	5.500		10-01-24		392,000	414,050
Stryker Corp.	4.625		03-15-46		4,665,000	4,878,307
Surgery Center Holdings, Inc. (S)	8.875		04-15-21		757,000	804,313
Swiss Re Treasury US Corp. (S)	4.250		12-06-42		2,230,000	2,225,689
Symantec Corp. (S)	5.000		04-15-25		1,561,000	1,613,684
T-Mobile USA, Inc.	6.125		01-15-22		2,214,000	2,338,538
T-Mobile USA, Inc.	6.836		04-28-23		1,098,000	1,177,605
Target Corp.	4.000		07-01-42		3,383,000	3,309,538
Tenet Healthcare Corp.	4.500		04-01-21		286,000	285,643
Tenet Healthcare Corp.	6.250		11-01-18		520,000	545,033
Tennant Company (S)	5.625		05-01-25		196,000	203,595
The Boeing Company	5.875		02-15-40		466,000	599,273
The Dow Chemical Company	4.625		10-01-44		3,191,000	3,288,239
The Home Depot, Inc.	4.250		04-01-46		2,205,000	2,324,383
The Home Depot, Inc.	4.400		03-15-45		4,390,000	4,710,378
The JM Smucker Company	4.375		03-15-45		4,779,000	4,835,908
The Kroger Company	3.875		10-15-46		1,838,000	1,664,618
The Procter & Gamble Company	5.550		03-05-37		108,000	142,434
The Scotts Miracle-Gro Company (S)	5.250		12-15-26		997,000	1,029,403
The Southern Company	4.400		07-01-46		2,038,000	2,027,158
The Travelers Companies, Inc.	4.600		08-01-43		542,000	596,079
The Walt Disney Company	3.150		09-17-25		2,288,000	2,336,160
Thermo Fisher Scientific, Inc.	0.750		09-12-24	EUR	800,000	845,723
Time Warner, Inc.	3.600		07-15-25		1,222,000	1,214,639
Time Warner, Inc.	4.850		07-15-45		1,645,000	1,595,209
Time Warner, Inc.	5.375		10-15-41		864,000	902,989
Ultra Resources, Inc. (S)	6.875		04-15-22		683,000	690,684
Ultra Resources, Inc. (S)	7.125		04-15-25		796,000	788,541
Union Pacific Corp.	3.799		10-01-51		3,228,000	3,052,804
Union Pacific Corp.	4.050		03-01-46		820,000	826,859
United Airlines 2013-1 Class B Pass Through Trust	5.375		08-15-21		462,819	483,646
United Airlines 2015-1 Class AA Pass Through Trust	3.450		12-01-27		901,663	912,933
United Parcel Service, Inc.	6.200		01-15-38		2,947,000	3,889,459
United Technologies Corp.	4.500		06-01-42		5,045,000	5,455,416
UnitedHealth Group, Inc.	3.750		07-15-25		978,000	1,028,568
UnitedHealth Group, Inc.	4.750		07-15-45		5,719,000	6,375,078
US Airways 2011-1 Class A Pass Through Trust	7.125		10-22-23		1,135,094	1,310,693
Valeant Pharmaceuticals International, Inc.	4.500		05-15-23	EUR	450,000	345,100
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		2,022,000	1,668,150
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		610,000	535,275
Valeant Pharmaceuticals International, Inc. (S)	7.000		03-15-24		862,000	879,240
Vector Group, Ltd. (S)	6.125		02-01-25		1,582,000	1,637,370
Verizon Communications, Inc.	1.625		03-01-24	EUR	500,000	564,713
Verizon Communications, Inc.	2.375		02-17-22	EUR	412,000	485,440
Verizon Communications, Inc.	3.250		02-17-26	EUR	680,000	851,644
Verizon Communications, Inc.	3.500		11-01-24		2,416,000	2,417,534
Verizon Communications, Inc. (S)	5.012		04-15-49		3,235,000	3,174,234
Versum Materials, Inc. (S)	5.500		09-30-24		1,496,000	1,553,970
Viking Cruises, Ltd. (S)	6.250		05-15-25		800,000	770,000

SEE NOTES TO FUND'S INVESTMENTS17

Global Absolute Return Strategies Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Virginia Electric & Power Company	4.650		08-15-43		2,932,000	$3,209,520
Voya Financial, Inc.	5.700		07-15-43		1,743,000	1,951,954
Wachovia Corp.	4.375		11-27-18	EUR	700,000	814,483
Wal-Mart Stores, Inc.	4.875		07-08-40		1,675,000	1,902,237
Wal-Mart Stores, Inc.	5.250		09-01-35		2,509,000	3,011,257
Wal-Mart Stores, Inc.	6.500		08-15-37		6,532,000	8,854,165
Walgreens Boots Alliance, Inc.	4.650		06-01-46		2,144,000	2,157,070
Waste Management, Inc.	4.100		03-01-45		3,555,000	3,607,330
Wells Fargo & Company	1.500		09-12-22	EUR	1,100,000	1,250,535
Wells Fargo & Company	2.000		04-27-26	EUR	1,200,000	1,382,984
Wells Fargo & Company	2.125		06-04-24	EUR	127,000	149,065
Wells Fargo & Company	2.250		09-03-20	EUR	330,000	383,630
Wells Fargo & Company	2.625		08-16-22	EUR	500,000	601,136
Wells Fargo & Company	4.100		06-03-26		5,519,000	5,720,112
Wells Fargo & Company	5.375		02-07-35		1,505,000	1,757,124
WestRock MWV LLC	8.200		01-15-30		2,733,000	3,768,618
Williams Partners LP	5.100		09-15-45		5,744,000	5,857,777
WP Carey, Inc.	2.000		01-20-23	EUR	500,000	556,824
WPX Energy, Inc.	6.000		01-15-22		449,000	455,735
WPX Energy, Inc.	8.250		08-01-23		1,734,000	1,933,410
XPO Logistics, Inc.	5.750		06-15-21	EUR	275,000	315,116
XPO Logistics, Inc. (S)	6.500		06-15-22		1,112,000	1,177,330
Zayo Group LLC (S)	5.750		01-15-27		712,000	755,610
ZF North America Capital, Inc.	2.250		04-26-19	EUR	600,000	679,754
ZF North America Capital, Inc.	2.750		04-27-23	EUR	1,200,000	1,411,956
ZF North America Capital, Inc. (S)	4.750		04-29-25		1,229,000	1,278,246
Foreign government obligations 0.1%						$3,361,519
(Cost $3,380,207)
Germany 0.1%						3,361,519
Federal Republic of Germany	0.250		02-15-27	EUR	1,011,000	1,094,429
Federal Republic of Germany (D)	0.500		02-15-26	EUR	2,020,000	2,267,090
U.S. Government and Agency obligations 11.4%						$659,183,784
(Cost $658,298,216)
U.S. Government 11.4%						659,183,784
U.S. Treasury Inflation Indexed Bonds (D)	0.625		02-15-43		42,531,000	42,182,121
U.S. Treasury Inflation Indexed Bonds (D)	0.750		02-15-42		55,226,000	57,638,901
U.S. Treasury Inflation Indexed Bonds (D)	0.750		02-15-45		71,273,000	70,638,919
U.S. Treasury Inflation Indexed Bonds (D)	0.875		02-15-47		46,828,900	46,863,580
U.S. Treasury Inflation Indexed Bonds (D)	1.000		02-15-46		37,591,000	39,483,094
U.S. Treasury Inflation Indexed Bonds (D)	1.375		02-15-44		42,003,000	48,712,813
U.S. Treasury Inflation Indexed Bonds (D)	1.750		01-15-28		36,050,000	47,635,342
U.S. Treasury Inflation Indexed Bonds	2.125		02-15-40		34,285,100	48,969,699
U.S. Treasury Inflation Indexed Bonds (D)	2.125		02-15-41		31,657,300	44,873,895
U.S. Treasury Inflation Indexed Bonds (D)	2.500		01-15-29		27,781,000	38,725,385
U.S. Treasury Inflation Indexed Bonds (D)	3.375		04-15-32		11,949,000	23,165,862
U.S. Treasury Inflation Indexed Bonds (D)	3.625		04-15-28		11,087,000	22,282,243
U.S. Treasury Inflation Indexed Bonds (D)	3.875		04-15-29		62,210,000	128,011,930

18SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Common stocks 41.8%		$2,415,359,947
(Cost $2,150,955,069)
Australia 0.7%		38,496,545
Challenger, Ltd.	426,893	4,216,378
Dexus Property Group	1,303,046	9,949,986
Mirvac Group	1,285,075	2,182,702
Scentre Group	1,573,310	5,076,292
Stockland	2,625,732	9,529,693
The GPT Group	994,387	3,906,034
Vicinity Centres	1,686,661	3,635,460
Austria 0.1%		7,451,006
Oesterreichische Post AG	175,647	7,451,006
Belgium 0.2%		12,304,630
Anheuser-Busch InBev SA	54,498	6,145,765
Umicore SA	105,123	6,158,865
Bermuda 0.0%		1,626,835
Validus Holdings, Ltd.	29,429	1,626,835
Canada 0.4%		20,471,463
Alimentation Couche-Tard, Inc., Class B	134,783	6,198,804
Canadian Apartment Properties REIT	22,613	561,080
Element Fleet Management Corp.	586,009	5,147,246
International Petroleum Corp. (I)	37,171	135,131
RioCan Real Estate Investment Trust	443,744	8,429,202
China 0.2%		10,612,514
ANTA Sports Products, Ltd.	920,608	2,583,888
Baidu, Inc., ADR (I)	12,657	2,281,171
Ctrip.com International, Ltd., ADR (I)	99,350	5,018,169
Tianhe Chemicals Group, Ltd. (I)(S)	4,848,409	729,286
Denmark 1.5%		88,317,813
AP Moeller - Maersk A/S, B Shares	5,973	10,303,629
Coloplast A/S, B Shares	104,183	8,920,754
Danske Bank A/S	904,187	32,874,907
ISS A/S	111,719	4,634,130
Novo Nordisk A/S, B Shares	202,415	7,881,403
Pandora A/S	127,342	13,756,779
Vestas Wind Systems A/S	115,591	9,946,211
Finland 1.1%		65,904,568
Kesko OYJ, B Shares	241,078	11,290,853
Nokia OYJ	2,293,023	13,108,877
Sampo OYJ, A Shares	270,256	12,933,816
Stora Enso OYJ, R Shares	1,272,144	15,097,683
Wartsila OYJ ABP	221,548	13,473,339
France 2.3%		134,726,998
AXA SA	756,057	20,171,733
Gecina SA	39,909	5,676,201
Klepierre	396,028	15,544,078
Orange SA	563,358	8,719,299
Orpea	52,004	5,311,720
Thales SA	110,306	11,593,885

SEE NOTES TO FUND'S INVESTMENTS19

Global Absolute Return Strategies Fund

	Shares	Value
France (continued)
TOTAL SA	497,559	$25,541,335
Unibail-Rodamco SE	68,769	16,885,676
Veolia Environnement SA	672,609	12,800,020
Vivendi SA	629,337	12,483,051
Germany 1.5%		88,001,379
Covestro AG (S)	22,674	1,767,019
Deutsche Post AG	363,190	13,054,446
Deutsche Telekom AG	1,308,335	22,949,265
Deutsche Wohnen AG	203,198	6,948,070
LEG Immobilien AG (I)	72,613	6,238,357
Muenchener Rueckversicherungs-Gesellschaft AG	27,030	5,182,176
Scout24 AG (I)(S)	56,448	1,935,100
Siemens AG	75,401	10,815,752
TUI AG	665,235	9,677,926
Vonovia SE	260,557	9,433,268
Hong Kong 0.3%		18,643,795
Cheung Kong Property Holdings, Ltd.	794,076	5,684,959
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
Hongkong Land Holdings, Ltd.	372,727	2,872,602
New World Development Company, Ltd.	1,688,593	2,099,780
Sun Hung Kai Properties, Ltd.	532,963	7,986,454
Ireland 0.7%		39,821,309
Allegion PLC	95,932	7,544,092
CRH PLC (I)	359,491	13,094,148
Glanbia PLC	217,385	4,248,617
Medtronic PLC	32,918	2,735,157
Ryanair Holdings PLC, ADR (I)	132,702	12,199,295
Italy 0.8%		43,845,378
Atlantia SpA	490,536	12,439,599
Enel SpA	3,167,527	15,059,035
Intesa Sanpaolo SpA	2,741,604	8,003,030
Mediobanca SpA	867,639	8,343,714
Japan 1.3%		73,509,372
Asahi Group Holdings, Ltd.	90,028	3,401,592
Hulic Company, Ltd.	296,539	2,796,589
Ichigo, Inc.	508,015	1,477,043
Japan Hotel REIT Investment Corp.	3,093	2,108,145
Japan Retail Fund Investment Corp.	2,078	4,059,519
Komatsu, Ltd.	103,517	2,766,134
LaSalle Logiport REIT	1,596	1,515,999
Mitsubishi Estate Company, Ltd.	585,731	11,215,461
Mitsui Fudosan Company, Ltd.	560,307	12,328,024
Nippon Building Fund, Inc.	864	4,594,913
Nomura Real Estate Master Fund, Inc.	3,216	4,635,277
Orix JREIT, Inc.	2,008	3,184,296
Resorttrust, Inc.	82,425	1,418,746
Shionogi & Company, Ltd.	83,291	4,289,307
Sumitomo Realty & Development Company, Ltd.	136,322	3,682,816
Takara Leben Company, Ltd.	361,833	1,700,984
United Urban Investment Corp.	3,410	5,152,007

20SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
Japan (continued)
Yamaha Corp.	114,742	$3,182,520
Jersey, Channel Islands 0.2%		9,009,179
Phoenix Group Holdings	941,996	9,009,179
Netherlands 1.5%		87,929,551
ASML Holding NV	32,097	4,244,167
Euronext NV (S)	144,188	7,073,262
ING Groep NV (I)	693,026	11,296,016
Koninklijke Ahold Delhaize NV	343,472	7,115,122
Koninklijke KPN NV	3,584,528	10,362,953
Koninklijke Philips NV	367,429	12,688,248
NN Group NV	191,447	6,347,380
Philips Lighting NV (I)(S)	238,020	8,052,566
Royal Dutch Shell PLC, A Shares	640,617	16,635,867
Wereldhave NV	89,345	4,113,970
Portugal 0.2%		9,259,892
Galp Energia SGPS SA	595,836	9,259,892
Singapore 0.1%		6,362,996
Ascendas Real Estate Investment Trust	1,695,215	3,106,991
City Developments, Ltd.	421,940	3,256,005
South Africa 0.1%		8,800,581
Mondi PLC	340,165	8,800,581
South Korea 0.2%		8,904,574
KT Corp., ADR	248,883	4,128,969
Samsung Electronics Company, Ltd.	2,436	4,775,605
Spain 1.2%		68,918,206
ACS Actividades de Construccion y Servicios SA	266,676	9,880,507
Amadeus IT Group SA	74,883	4,041,384
Bankinter SA	1,910,692	16,819,768
Endesa SA	608,150	14,323,867
Hispania Activos Inmobiliarios SOCIMI SA	125,551	1,895,584
Industria de Diseno Textil SA	253,262	9,705,310
Inmobiliaria Colonial SA	329,517	2,555,126
Merlin Properties Socimi SA	819,977	9,696,660
Sweden 1.7%		100,433,244
Assa Abloy AB, B Shares	389,121	8,422,475
Castellum AB	165,819	2,270,868
Fabege AB	182,220	3,137,826
Hufvudstaden AB, A Shares	137,344	2,151,840
Lundin Petroleum AB (I)	111,512	2,126,396
Nordea Bank AB	1,909,720	23,487,307
Securitas AB, B Shares	547,016	9,041,308
Svenska Handelsbanken AB, A Shares	1,016,760	14,425,728
Swedbank AB, A Shares	903,476	21,412,411
Swedish Match AB	423,243	13,957,085
Switzerland 2.2%		125,303,984
Glencore PLC (I)	2,212,535	8,695,600
Nestle SA	380,044	29,271,182
Novartis AG	261,834	20,157,310

SEE NOTES TO FUND'S INVESTMENTS21

Global Absolute Return Strategies Fund

	Shares	Value
Switzerland (continued)
Partners Group Holding AG	18,748	$11,333,288
Roche Holding AG	123,961	32,436,192
Zurich Insurance Group AG	84,594	23,410,412
United Kingdom 4.7%		273,966,078
AA PLC	665,946	2,254,312
AstraZeneca PLC	122,932	7,362,342
Aviva PLC	1,633,860	11,110,948
Babcock International Group PLC	972,060	11,323,575
Barratt Developments PLC	773,540	5,804,352
Bellway PLC	120,466	4,439,844
BP PLC	2,930,614	16,776,672
British American Tobacco PLC	221,381	14,957,276
BT Group PLC	2,463,084	9,716,764
Direct Line Insurance Group PLC	1,412,393	6,382,461
Dixons Carphone PLC	1,481,168	6,434,231
DS Smith PLC	859,695	4,806,524
GlaxoSmithKline PLC	425,390	8,562,210
HSBC Holdings PLC	2,302,241	18,985,065
Imperial Brands PLC	293,813	14,389,037
Inchcape PLC	773,130	8,552,778
International Consolidated Airlines Group SA	892,883	6,473,558
Johnson Matthey PLC	246,335	9,502,006
Land Securities Group PLC	227,637	3,260,150
National Grid PLC	857,115	11,098,175
Prudential PLC	712,757	15,818,862
RELX PLC	430,110	8,720,382
Rio Tinto PLC	294,378	11,613,303
Segro PLC	1,712,473	10,771,380
Severn Trent PLC	233,221	7,020,651
TechnipFMC PLC (I)	139,823	4,203,526
The British Land Company PLC	385,233	3,275,705
The Sage Group PLC	612,667	5,318,026
Tullow Oil PLC (I)	735,949	1,996,645
United Utilities Group PLC	653,205	8,231,857
Vodafone Group PLC	5,747,472	14,803,461
United States 18.6%		1,072,738,057
Activision Blizzard, Inc.	111,692	5,835,907
Acuity Brands, Inc.	27,267	4,801,719
Advance Auto Parts, Inc.	21,489	3,054,446
Aetna, Inc.	10,057	1,358,399
Alexandria Real Estate Equities, Inc.	171,882	19,338,444
Allison Transmission Holdings, Inc.	48,560	1,878,301
Alphabet, Inc., Class A (I)	3,423	3,164,632
Alphabet, Inc., Class C (I)	12,622	11,435,027
Altria Group, Inc.	120,417	8,643,532
Amazon.com, Inc. (I)	3,608	3,337,364
American International Group, Inc.	80,006	4,873,165
American Tower Corp.	95,219	11,991,881
Amgen, Inc.	6,366	1,039,695
Apple, Inc.	122,345	17,574,859
Arthur J. Gallagher & Company	39,119	2,183,231

22SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

	Shares	Value
United States (continued)
AvalonBay Communities, Inc.	85,490	$16,229,422
Bank of America Corp.	1,788,787	41,750,289
BB&T Corp.	620,263	26,782,956
Blackhawk Network Holdings, Inc. (I)	44,541	1,801,683
Boston Properties, Inc.	107,940	13,665,204
Boston Scientific Corp. (I)	351,714	9,278,215
Brixmor Property Group, Inc.	208,562	4,119,100
Broadcom, Ltd.	38,212	8,437,568
Carnival PLC	182,989	11,278,084
Cavium, Inc. (I)	61,228	4,215,548
Celgene Corp. (I)	26,023	3,228,153
Chevron Corp.	23,515	2,509,051
Citigroup, Inc.	785,001	46,409,259
Citizens Financial Group, Inc.	470,053	17,255,646
CMS Energy Corp.	83,932	3,810,513
Colony Starwood Homes	114,572	3,960,754
Comcast Corp., Class A	264,709	10,373,946
Comerica, Inc.	178,138	12,594,357
Concho Resources, Inc. (I)	24,209	3,066,312
CR Bard, Inc.	29,416	9,044,832
CSX Corp.	111,906	5,689,301
DCT Industrial Trust, Inc.	144,206	7,291,055
Devon Energy Corp.	86,143	3,401,787
Dollar Tree, Inc. (I)	102,686	8,499,320
Douglas Emmett, Inc.	274,846	10,353,449
Duke Realty Corp.	404,637	11,220,584
Electronic Arts, Inc. (I)	53,453	5,068,413
Eli Lilly & Company	14,957	1,227,371
EOG Resources, Inc.	22,517	2,082,823
Equifax, Inc.	15,313	2,072,002
Equinix, Inc.	16,401	6,850,698
Equity LifeStyle Properties, Inc.	77,278	6,252,563
Equity Residential	110,425	7,131,247
Essex Property Trust, Inc.	11,206	2,739,531
Extra Space Storage, Inc.	81,974	6,191,496
Facebook, Inc., Class A (I)	84,840	12,747,210
Federal Realty Investment Trust	90,611	11,860,074
Fifth Third Bancorp	620,649	15,162,455
First Republic Bank	71,706	6,629,937
FleetCor Technologies, Inc. (I)	42,352	5,977,561
Fortune Brands Home & Security, Inc.	134,190	8,553,271
General Dynamics Corp.	11,700	2,267,343
GGP, Inc.	460,492	9,951,232
Halliburton Company	145,123	6,658,243
Hanesbrands, Inc.	173,106	3,775,442
HCP, Inc.	202,512	6,348,751
Hess Corp.	84,006	4,102,013
Highwoods Properties, Inc.	68,501	3,485,331
Hilton Worldwide Holdings, Inc.	179,355	10,576,564
Host Hotels & Resorts, Inc.	430,880	7,734,296
Hudson Pacific Properties, Inc.	230,094	7,906,030
Huntington Bancshares, Inc.	902,168	11,601,880

SEE NOTES TO FUND'S INVESTMENTS23

Global Absolute Return Strategies Fund

	Shares	Value
United States (continued)
Intercontinental Exchange, Inc.	34,654	$2,086,171
Invitation Homes, Inc. (I)	173,535	3,739,679
JPMorgan Chase & Co.	520,237	45,260,619
KeyCorp	895,555	16,334,923
Kimco Realty Corp.	118,198	2,398,237
M&T Bank Corp.	101,136	15,717,546
Marriott International, Inc. Class A	133,494	12,604,503
Martin Marietta Materials, Inc.	20,744	4,567,621
Mastercard, Inc., Class A	55,283	6,430,519
McDonald's Corp.	56,907	7,962,997
Micron Technology, Inc. (I)	34,121	944,128
Microsoft Corp.	34,827	2,384,256
Mid-America Apartment Communities, Inc.	23,064	2,288,179
Mondelez International, Inc., Class A	43,181	1,944,440
Morgan Stanley	43,960	1,906,545
National Retail Properties, Inc.	190,193	8,029,948
Newell Brands, Inc.	171,572	8,190,847
Norfolk Southern Corp.	34,384	4,039,776
People's United Financial, Inc.	372,665	6,510,458
PepsiCo, Inc.	36,173	4,097,677
Pfizer, Inc.	82,711	2,805,557
Philip Morris International, Inc.	24,892	2,759,029
Prologis, Inc.	348,852	18,981,037
Public Storage	70,526	14,766,734
Raytheon Company	37,126	5,762,326
Regency Centers Corp.	114,700	7,246,746
Regions Financial Corp.	824,474	11,336,518
salesforce.com, Inc. (I)	30,086	2,591,006
Shire PLC	90,706	5,347,926
Simon Property Group, Inc.	149,876	24,768,508
Steel Dynamics, Inc.	39,661	1,433,349
STORE Capital Corp.	164,136	3,937,623
SunTrust Banks, Inc.	427,342	24,277,299
The Allstate Corp.	35,668	2,899,452
The Charles Schwab Corp.	214,420	8,330,217
The Hartford Financial Services Group, Inc.	37,376	1,807,503
The Home Depot, Inc.	26,238	4,095,752
The Kraft Heinz Company	116,504	10,530,797
The PNC Financial Services Group, Inc.	334,711	40,081,642
The TJX Companies, Inc.	24,239	1,906,155
Thermo Fisher Scientific, Inc.	11,797	1,950,398
Torchmark Corp.	29,353	2,251,669
UnitedHealth Group, Inc.	60,499	10,580,065
US Bancorp	775,530	39,769,178
Visteon Corp. (I)	59,485	6,123,981
Vornado Realty Trust	157,625	15,169,830
Wells Fargo & Company	893,959	48,130,753
Welltower, Inc.	216,450	15,463,188
Zions Bancorporation	211,441	8,463,983

24SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

				Shares/Par	Value
Purchased options 1.6%					$94,728,337
(Cost $125,475,157)
Call options 1.3%					78,768,006
Exchange Traded Option on FTSE 100 Index (Expiration Date: 12-21-18; Strike Price: GBP 7,000.00) (I)				2,838	15,658,844
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,300.00) (I)				1,648	36,264,240
Exchange Traded Option on S&P 500 Index (Expiration Date: 12-21-18; Strike Price: $2,600.00) (I)				2,800	20,566,000
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				129,468,188	1,200,985
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				66,741,975	619,118
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				92,917,022	861,926
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				54,626,389	506,730
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				224,754,746	2,084,892
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				90,024,611	835,095
Over the Counter on KOSPI 200 Index (Expiration Date: 6-9-17; Strike Price: KRW 278.20; Counterparty: Goldman Sachs) (I)				18,345,254	170,176
Put options 0.3%					15,960,331
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-15-17; Strike Price: EUR 3,400.00) (I)				4,166	6,643,672
Exchange Traded Option on Euro STOXX 50 Index (Expiration Date: 12-21-18; Strike Price: EUR 3,000.00) (I)				3,671	6,993,942
Over the Counter Option on Sao Paulo Se Bovespa Index (Expiration Date: 6-15-17; Strike Price: BRL 65,812.50; Counterparty: Morgan Stanley & Co., Inc.) (I)				1,276	677,555
Over the Counter Option on Sao Paulo Se Bovespa Index (Expiration Date: 6-15-17; Strike Price: BRL 65,812.50; Counterparty: Morgan Stanley & Co., Inc.) (I)				645	342,494
Over the Counter Option on Sao Paulo Se Bovespa Index (Expiration Date: 6-15-17; Strike Price: BRL 65,812.50; Counterparty: Morgan Stanley & Co., Inc.) (I)				645	342,494
Over the Counter Option on Swiss Market Index (Expiration Date: 6-19-17; Strike Price: CHF 8,457.25; Counterparty: JPMorgan Chase Bank) (I)				8,915	480,087
Over the Counter Option on Swiss Market Index (Expiration Date: 6-19-17; Strike Price: CHF 8,457.25; Counterparty: JPMorgan Chase Bank) (I)				8,915	480,087
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 25.3%					$1,460,333,881
(Cost $1,460,432,715)
Certificate of deposit 7.5%					436,321,219
Bank of Montreal	1.050		05-03-17	50,000,000	50,000,000
Danske Bank A/S	1.050		05-15-17	50,000,000	50,001,300
First Abu Dhabi Bank PJSC	1.400		10-10-17	50,000,000	49,995,650
Goldman Sachs International Bank	1.200		06-29-17	35,000,000	35,013,405
ING Bank NV	1.220		07-03-17	46,500,000	46,510,974
Mizuho Bank, Ltd.	1.196		07-18-17	55,000,000	54,846,440
Natixis SA	1.120		06-01-17	50,000,000	49,954,050
Sumitomo Mitsui Financial Group, Inc.	0.980		05-03-17	50,000,000	49,999,400
The Toronto-Dominion Bank	1.120		07-27-17	50,000,000	50,000,000
Commercial paper 8.9%					513,876,310
ABN AMRO Bank NV	1.380		10-10-17	50,000,000	49,681,850
Agence Centrale Organismes	1.098		05-30-17	50,000,000	49,949,850
Bank Nederlandse Gemeenten	1.061		08-21-17	50,000,000	49,812,700
Dekabank Deutsche Girozentrale	1.097		05-08-17	25,000,000	24,992,975
Landeskreditbank Baden-Wuerttemberg Foerderbank	0.918		05-24-17	50,000,000	49,970,850
Nationwide Building Society	1.235		08-14-17	50,000,000	49,815,350
Nordea Bank AB	0.938		06-09-17	50,000,000	49,942,100
NRW.BANK	1.027		07-18-17	25,000,000	24,939,050
Pohjola Bank PLC	1.098		05-30-17	20,000,000	19,982,100
Pohjola Bank PLC	1.118		05-17-17	45,000,000	44,976,285
Skandinaviska Enskilda Banken AB	1.007		07-10-17	50,000,000	49,890,450
Standard Chartered PLC	1.216		06-19-17	50,000,000	49,922,750

SEE NOTES TO FUND'S INVESTMENTS25

Global Absolute Return Strategies Fund

	Yield	* (%)	Maturity date	Par value^	Value
Time deposits 5.2%					$297,994,317
BNP Paribas SA	0.870		05-02-17	78,686,973	78,686,973
DZ Bank AG	0.920		05-02-17	167,840,096	167,840,096
KBC Bank NV	0.860		05-02-17	51,467,248	51,467,248
U.S. Government 2.0%					114,887,420
U.S. Treasury Bill (D)	0.480		05-18-17	60,000,000	59,980,920
U.S. Treasury Bill	0.805		07-20-17	55,000,000	54,906,500
			Yield (%)	Shares	Value
Money market funds 1.7%					$97,254,615
Federated Government Obligations Fund, Institutional Class			0.6400(Y)	97,254,615	97,254,615
Total investments (Cost $5,459,959,321)† 98.8%					$5,709,119,831
Other assets and liabilities, net 1.2%					$70,387,630
Total net assets 100.0%					$5,779,507,461

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
Security Abbreviations and Legend
ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 4-30-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $5,485,216,206. Net unrealized appreciation aggregated to $223,903,625, of which $345,346,768 related to appreciated investment securities and $121,443,143 related to depreciated investment securities.

26SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

The fund had the following portfolio composition as a percentage of net assets on 4-30-17:

Common stocks	41.8%
Financials	13.0%
Real estate	9.0%
Industrials	3.9%
Consumer discretionary	3.1%
Health care	2.5%
Consumer staples	2.4%
Information technology	2.2%
Energy	1.7%
Materials	1.5%
Utilities	1.3%
Telecommunication services	1.2%
Corporate bonds	18.6%
U.S. Government	11.4%
Purchased options	1.6%
Foreign government obligations	0.1%
Short-term investments and other	26.5%
TOTAL	100.0%

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P MidCap 400 Index E-Mini Futures	847	Long	Jun 2017	$144,784,558	$146,531,000	$1,746,442
U.K. Long Gilt Bond Futures	8,374	Long	Jun 2017	1,361,724,188	1,391,219,796	29,495,608
Mini MSCI Emerging Markets Index Futures	3,095	Long	Jun 2017	144,191,391	151,500,250	7,308,859
Euro STOXX 50 Index Futures	3,375	Long	Jun 2017	122,462,578	128,526,612	6,064,034
3-Year Australian Treasury Bond Futures	9,867	Long	Jun 2017	820,846,984	828,380,779	7,533,795
S&P 500 Index E-Mini Futures	3,248	Short	Jun 2017	(384,288,476)	(386,593,200)	(2,304,724)
Hang Seng Index Futures	28	Short	May 2017	(4,386,622)	(4,417,046)	(30,424)
OMX Stockholm 30 Index Futures	1,811	Short	May 2017	(31,630,936)	(33,071,294)	(1,440,358)
German Euro BUND Futures	7,656	Short	Jun 2017	(1,345,997,738)	(1,349,194,659)	(3,196,921)
Topix Index Futures	204	Short	Jun 2017	(28,174,454)	(28,041,961)	132,493
SPI 200 Index Futures	92	Short	Jun 2017	(9,891,207)	(10,169,828)	(278,621)
FTSE 100 Index Futures	3,474	Short	Jun 2017	(327,204,702)	(321,559,178)	5,645,524
						$50,675,707

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

AUD		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	4,364,607	USD	3,329,667	HSBC	5/10/2017	—	($61,925)	($61,925)
AUD	964,294	USD	737,113	Citigroup	5/10/2017	—	(15,155)	(15,155)
AUD	18,682,983	NOK	119,388,000	UBS Warburg	5/31/2017	$72,097	—	72,097
AUD	11,946,242	NOK	76,800,000	UBS Warburg	5/31/2017	—	(7,627)	(7,627)
AUD	31,653,412	NOK	203,100,000	UBS Warburg	5/31/2017	25,633	—	25,633
AUD	27,839,066	NOK	178,312,000	UBS Warburg	5/31/2017	59,100	—	59,100
AUD	638,412	USD	478,465	JPMorgan Chase	5/31/2017	—	(675)	(675)
AUD	876,980	USD	663,698	HSBC	5/10/2017	—	(7,111)	(7,111)
AUD	659,173	USD	497,516	HSBC	5/10/2017	—	(3,999)	(3,999)
AUD	2,267,892	USD	1,717,593	HSBC	5/10/2017	—	(19,642)	(19,642)
AUD	1,439,866	USD	1,090,437	JPMorgan Chase	5/10/2017	—	(12,422)	(12,422)
AUD	278,506	USD	213,890	Societe Generale	5/10/2017	—	(5,375)	(5,375)
BRL	188,000,000	USD	58,541,446	Societe Generale	6/9/2017	110,834	—	110,834

SEE NOTES TO FUND'S INVESTMENTS27

Global Absolute Return Strategies Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

AUD		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	149,000,000	USD	46,628,071	Merrill Lynch	5/19/2017	96,917	—	96,917
CHF	16,000,000	USD	15,910,266	HSBC	5/8/2017	176,678	—	176,678
CHF	120,660,000	USD	121,211,999	UBS Warburg	5/2/2017	54,332	—	54,332
EUR	72,840	USD	77,838	Bank National Paris	5/10/2017	1,540	—	1,540
EUR	316,856	USD	340,274	HSBC	5/10/2017	5,024	—	5,024
EUR	95,250	USD	101,774	Goldman Sachs	5/10/2017	2,026	—	2,026
EUR	233,290	USD	246,881	Morgan Stanley & Company, Inc.	5/10/2017	7,350	—	7,350
EUR	759,295	USD	806,981	Morgan Stanley & Company, Inc.	5/10/2017	20,469	—	20,469
EUR	1,145,949	USD	1,225,806	Morgan Stanley & Company, Inc.	5/10/2017	23,004	—	23,004
EUR	799,354	USD	852,732	Bank National Paris	5/10/2017	18,372	—	18,372
EUR	184,114	USD	197,972	Deutsche Bank	5/10/2017	2,668	—	2,668
EUR	285,612	USD	305,386	Bank National Paris	5/10/2017	5,863	—	5,863
EUR	829,335	USD	886,043	Societe Generale	5/10/2017	17,734	—	17,734
EUR	245,400	USD	263,087	Goldman Sachs	5/10/2017	4,339	—	4,339
EUR	67,455,544	SEK	645,000,000	HSBC	5/3/2017	657,971	—	657,971
EUR	447,850	USD	487,961	Deutsche Bank	5/3/2017	—	(92)	(92)
EUR	646,078	USD	703,745	UBS Warburg	5/10/2017	325	—	325
EUR	3,911,152	USD	4,278,484	Morgan Stanley & Company, Inc.	5/10/2017	—	(16,265)	(16,265)
EUR	380,000	USD	417,115	HSBC	7/17/2017	—	(1,536)	(1,536)
EUR	147,613,137	USD	161,498,957	HSBC	5/5/2017	—	(678,399)	(678,399)
GBP	931,473	USD	1,160,828	HSBC	5/10/2017	45,902	—	45,902
GBP	423,908	USD	527,796	HSBC	7/17/2017	22,482	—	22,482
GBP	106,315	USD	136,562	HSBC	7/17/2017	1,447	—	1,447
INR	4,924,000,000	USD	71,381,975	Bank National Paris	5/9/2017	5,078,291	—	5,078,291
INR	5,500,000,000	USD	81,243,768	Bank National Paris	5/23/2017	3,976,240	—	3,976,240
INR	15,330,000,000	USD	226,641,041	Bank National Paris	5/30/2017	10,633,327	—	10,633,327
INR	8,000,000,000	USD	118,738,404	Bank National Paris	6/6/2017	4,964,036	—	4,964,036
INR	200,000,000	USD	3,068,143	Bank National Paris	7/20/2017	5,770	—	5,770
INR	4,924,000,000	USD	75,311,248	Bank National Paris	8/9/2017	154,557	—	154,557
JPY	6,900,000,000	USD	61,032,419	Barclays Capital	5/9/2017	881,343	—	881,343
JPY	6,900,000,000	USD	60,399,160	Citigroup	5/2/2017	1,498,127	—	1,498,127
JPY	6,900,000,000	USD	61,535,608	Merrill Lynch	5/12/2017	385,220	—	385,220
JPY	6,900,000,000	USD	60,937,031	Societe Generale	5/17/2017	995,568	—	995,568
JPY	1,406,902	USD	12,569	Merrill Lynch	5/10/2017	56	—	56
JPY	83,996,245	USD	741,013	HSBC	5/10/2017	12,715	—	12,715
JPY	16,492,705	USD	143,684	Societe Generale	5/10/2017	4,311	—	4,311
JPY	8,121,171	USD	71,013	HSBC	5/10/2017	1,861	—	1,861
JPY	1,423,860	USD	12,598	Morgan Stanley & Company, Inc.	5/10/2017	179	—	179
JPY	3,276,246	USD	29,123	HSBC	5/10/2017	276	—	276
JPY	340,703,022	USD	3,075,914	Goldman Sachs	5/10/2017	—	(18,666)	(18,666)
JPY	8,288,292	USD	75,026	Societe Generale	5/10/2017	—	(652)	(652)
JPY	16,627,642	USD	150,470	Societe Generale	5/10/2017	—	(1,264)	(1,264)
JPY	79,005,623	USD	706,433	Barclays Capital	5/10/2017	2,512	—	2,512
JPY	4,652,424	USD	41,854	JPMorgan Chase	5/10/2017	—	(106)	(106)
JPY	6,900,000,000	USD	62,654,480	HSBC	7/26/2017	—	(534,856)	(534,856)
JPY	311,641,128	USD	2,861,884	Goldman Sachs	5/19/2017	—	(64,462)	(64,462)
JPY	6,900,000,000	USD	63,656,543	HSBC	7/28/2017	—	(1,531,475)	(1,531,475)
JPY	6,900,000,000	USD	63,556,395	HSBC	8/10/2017	—	(1,391,831)	(1,391,831)
JPY	6,900,000,000	USD	62,928,581	Morgan Stanley & Company, Inc.	8/9/2017	—	(767,151)	(767,151)
JPY	5,949,612,641	USD	53,551,965	HSBC	5/10/2017	—	(164,003)	(164,003)
KRW	18,359,424,482	USD	16,118,898	Barclays Capital	5/10/2017	17,090	—	17,090

28SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

AUD		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
KRW	72,250,000,000	USD	63,477,420	Merrill Lynch	5/4/2017	18,264	—	18,264
NOK	577,600,000	AUD	90,760,114	Merrill Lynch	5/31/2017	—	(626,994)	(626,994)
SEK	645,000,000	EUR	67,903,394	MS Dean Witter	5/3/2017	—	(1,145,840)	(1,145,840)
SEK	645,000,000	EUR	67,864,576	Bank National Paris	5/9/2017	—	(1,102,945)	(1,102,945)
SEK	645,000,000	EUR	67,987,328	Societe Generale	5/12/2017	—	(1,236,426)	(1,236,426)
SEK	645,000,000	EUR	68,118,690	MS Dean Witter	5/12/2017	—	(1,379,594)	(1,379,594)
SEK	3,550,100	USD	393,353	Merrill Lynch	5/10/2017	7,634	—	7,634
SEK	145,259,367	EUR	15,142,653	HSBC	7/14/2017	—	(93,058)	(93,058)
SEK	645,000,000	EUR	67,190,687	Goldman Sachs	7/26/2017	—	(358,943)	(358,943)
SEK	645,000,000	EUR	67,476,024	HSBC	8/3/2017	—	(670,070)	(670,070)
SGD	63,680,000	USD	45,181,385	HSBC	6/2/2017	412,887	—	412,887
USD	120,577,886	CHF	120,660,000	Merrill Lynch	5/2/2017	—	(688,445)	(688,445)
USD	159,520,971	EUR	147,613,137	Barclays Capital	5/5/2017	—	(1,299,588)	(1,299,588)
USD	61,968,763	KRW	72,250,000,000	Merrill Lynch	5/4/2017	—	(1,526,922)	(1,526,922)
USD	79,369,477	GBP	63,145,503	Deutsche Bank	5/8/2017	—	(2,431,160)	(2,431,160)
USD	11,325,778	CHF	11,254,400	Goldman Sachs	5/8/2017	10,221	—	10,221
USD	40,019,255	AUD	53,118,204	Knight Securities	5/10/2017	250,136	—	250,136
USD	5,552,788	CAD	7,297,394	HSBC	5/10/2017	206,302	—	206,302
USD	7,717,958	SEK	67,835,066	MS Dean Witter	5/10/2017	55,931	—	55,931
USD	56,465,253	JPY	6,446,902,178	Societe Generale	5/10/2017	—	(1,385,063)	(1,385,063)
USD	77,962,749	EUR	72,725,088	UBS Warburg	5/10/2017	—	(1,290,174)	(1,290,174)
USD	2,780,205	SGD	3,962,178	HSBC	5/9/2017	—	(55,918)	(55,918)
USD	14,316,080	GBP	11,390,702	Citigroup	5/10/2017	—	(440,654)	(440,654)
USD	15,766,335	KRW	18,359,424,482	Barclays Capital	5/10/2017	—	(369,653)	(369,653)
USD	164,909	SGD	232,144	MS Dean Witter	5/9/2017	—	(1,259)	(1,259)
USD	4,205,808	NOK	35,262,413	Morgan Stanley & Company, Inc.	5/19/2017	97,912	—	97,912
USD	2,292,246	CAD	3,000,000	Royal Bank of Scotland	5/19/2017	93,995	—	93,995
USD	2,747,119	JPY	311,641,128	Merrill Lynch	5/19/2017	—	(50,303)	(50,303)
USD	4,360,082	DKK	30,421,693	UBS Warburg	5/19/2017	—	(99,035)	(99,035)
USD	1,546,976	SGD	2,200,000	Morgan Stanley & Company, Inc.	5/19/2017	—	(27,958)	(27,958)
USD	35,840,508	SEK	318,436,536	Merrill Lynch	5/19/2017	—	(144,934)	(144,934)
USD	73,803,980	KRW	84,000,000,000	Bank National Paris	5/23/2017	—	(34,372)	(34,372)
USD	91,067,829	KRW	104,404,712,241	Barclays Capital	5/30/2017	—	(714,354)	(714,354)
USD	122,285,694	KRW	140,000,000,000	Bank National Paris	5/31/2017	—	(789,846)	(789,846)
USD	44,908,322	SGD	63,680,000	Morgan Stanley & Company, Inc.	6/2/2017	—	(685,951)	(685,951)
USD	1,942,503	HKD	15,062,905	Morgan Stanley & Company, Inc.	5/10/2017	5,638	—	5,638
USD	35,327,858	JPY	4,025,000,000	Morgan Stanley & Company, Inc.	6/9/2017	—	(833,116)	(833,116)
USD	136,893,873	CHF	137,700,000	Morgan Stanley & Company, Inc.	6/9/2017	—	(1,845,275)	(1,845,275)
USD	16,793,154	TWD	520,000,000	HSBC	6/9/2017	—	(468,759)	(468,759)
USD	222,292,980	EUR	210,000,000	Deutsche Bank	6/9/2017	—	(6,916,224)	(6,916,224)
USD	19,374,582	DKK	136,000,000	HSBC	6/9/2017	—	(582,265)	(582,265)
USD	6,997,254	SEK	62,932,484	HSBC	6/9/2017	—	(122,602)	(122,602)
USD	6,184,239	NOK	52,350,000	HSBC	6/9/2017	84,167	—	84,167
USD	951,296	SGD	1,345,000	Morgan Stanley & Company, Inc.	6/9/2017	—	(11,776)	(11,776)
USD	9,840,058	CAD	13,179,211	Goldman Sachs	6/9/2017	179,867	—	179,867
USD	25,009,733	AUD	33,162,282	UBS Warburg	6/9/2017	194,945	—	194,945
USD	19,339,716	HKD	150,000,000	Morgan Stanley & Company, Inc.	6/9/2017	39,216	—	39,216
USD	220,150,466	EUR	208,000,000	Morgan Stanley & Company, Inc.	6/9/2017	—	(6,875,793)	(6,875,793)
USD	7,506,393	KRW	8,683,770,792	Merrill Lynch	6/9/2017	—	(128,317)	(128,317)
USD	567,242	JPY	64,706,113	JPMorgan Chase	5/10/2017	—	(13,389)	(13,389)
USD	4,840,240	HKD	37,544,139	Societe Generale	5/10/2017	12,622	—	12,622

SEE NOTES TO FUND'S INVESTMENTS29

Global Absolute Return Strategies Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

AUD		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	3,805,162	HKD	29,530,732	JPMorgan Chase	5/10/2017	7,949	—	7,949
USD	1,243,781	GBP	1,019,152	Bank National Paris	5/10/2017	—	(76,537)	(76,537)
USD	4,774,723	CHF	4,745,600	Goldman Sachs	5/8/2017	3,335	—	3,335
USD	15,476,943	BRL	49,000,000	Societe Generale	6/9/2017	189,912	—	189,912
USD	1,240,903	GBP	984,671	HSBC	5/10/2017	—	(34,746)	(34,746)
USD	283,806	CAD	378,382	Merrill Lynch	5/10/2017	6,582	—	6,582
USD	1,878,613	AUD	2,454,420	Goldman Sachs	5/10/2017	41,011	—	41,011
USD	620,588	SGD	867,086	Barclays Capital	5/9/2017	—	(71)	(71)
USD	292,103	CAD	389,865	Bank National Paris	5/10/2017	6,466	—	6,466
USD	113,032,170	GBP	90,000,000	HSBC	7/10/2017	—	(3,773,752)	(3,773,752)
USD	100,482,640	GBP	80,000,000	HSBC	7/10/2017	—	(3,344,846)	(3,344,846)
USD	491,200	SGD	686,004	Morgan Stanley & Company, Inc.	5/9/2017	159	—	159
USD	85,705,528	EUR	80,000,000	Societe Generale	7/10/2017	—	(1,752,497)	(1,752,497)
USD	391,293	CAD	521,567	JPMorgan Chase	5/10/2017	9,164	—	9,164
USD	110,995	SGD	155,218	Societe Generale	5/9/2017	—	(110)	(110)
USD	351,251	CAD	471,703	UBS Warburg	5/10/2017	5,654	—	5,654
USD	74,823	CAD	100,227	UBS Warburg	5/10/2017	1,392	—	1,392
USD	142,496	SGD	199,461	Societe Generale	5/9/2017	—	(278)	(278)
USD	70,743,776	CHF	70,500,000	JPMorgan Chase	7/12/2017	—	(431,046)	(431,046)
USD	102,391	SGD	143,541	Barclays Capital	5/9/2017	—	(355)	(355)
USD	429,025	CAD	576,566	UBS Warburg	5/10/2017	6,600	—	6,600
USD	97,901,348	KRW	110,985,863,277	Barclays Capital	7/20/2017	279,626	—	279,626
USD	427,854	CAD	572,678	JPMorgan Chase	5/10/2017	8,278	—	8,278
USD	420,726	SGD	589,889	Barclays Capital	5/9/2017	—	(1,516)	(1,516)
USD	6,550,356	GBP	5,262,759	Barclays Capital	7/17/2017	—	(281,268)	(281,268)
USD	185,210,946	EUR	173,344,233	Citigroup	7/17/2017	—	(4,363,496)	(4,363,496)
USD	9,280,782	GBP	7,456,468	Barclays Capital	7/17/2017	—	(398,511)	(398,511)
USD	10,088,928	GBP	8,105,757	Barclays Capital	7/17/2017	—	(433,212)	(433,212)
USD	32,765,157	EUR	30,675,010	Barclays Capital	7/17/2017	—	(781,953)	(781,953)
USD	18,079	JPY	1,998,482	HSBC	5/10/2017	146	—	146
USD	4,970,860	RUB	290,000,000	Deutsche Bank	7/21/2017	—	(32,003)	(32,003)
USD	3,484,837	IDR	47,000,000,000	Merrill Lynch	7/21/2017	—	(8,156)	(8,156)
USD	844,172	GBP	680,606	Bank National Paris	5/10/2017	—	(37,559)	(37,559)
USD	3,355,705	MYR	15,000,000	Morgan Stanley & Company, Inc.	7/21/2017	—	(88,060)	(88,060)
USD	175,631	SGD	246,843	Societe Generale	5/9/2017	—	(1,059)	(1,059)
USD	107,197	CAD	143,533	JPMorgan Chase	5/10/2017	2,037	—	2,037
USD	113,851,179	CHF	114,250,000	HSBC	7/19/2017	—	(1,544,339)	(1,544,339)
USD	26,125,680	GBP	21,000,000	HSBC	7/21/2017	—	(1,137,728)	(1,137,728)
USD	5,220,670	MXN	99,000,000	Bank National Paris	7/21/2017	31,510	—	31,510
USD	12,104,497	INR	790,000,000	Bank National Paris	7/21/2017	—	(35,703)	(35,703)
USD	148,633,046	EUR	139,674,991	Merrill Lynch	7/19/2017	—	(4,135,851)	(4,135,851)
USD	107,735	CAD	143,555	Merrill Lynch	5/10/2017	2,558	—	2,558
USD	212,544	HKD	1,650,688	Societe Generale	5/10/2017	290	—	290
USD	77,374	SGD	108,609	Barclays Capital	5/9/2017	—	(368)	(368)
USD	193,790	SGD	271,500	Societe Generale	5/9/2017	—	(550)	(550)
USD	289,158	HKD	2,245,986	Societe Generale	5/10/2017	358	—	358
USD	63,367,188	KRW	72,250,000,000	Merrill Lynch	7/26/2017	—	(187,453)	(187,453)
USD	913,813	GBP	726,752	Societe Generale	7/17/2017	—	(29,588)	(29,588)
USD	648,332	EUR	606,609	Bank National Paris	7/17/2017	—	(15,074)	(15,074)
USD	322,659	SGD	450,332	Societe Generale	5/9/2017	312	—	312
USD	453,869	SGD	634,220	Morgan Stanley & Company, Inc.	5/9/2017	—	(105)	(105)

30SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

AUD		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	157,799	GBP	125,792	HSBC	7/17/2017	—	(5,493)	(5,493)
USD	309,623	EUR	290,071	UBS Warburg	7/17/2017	—	(7,607)	(7,607)
USD	613,422	HKD	4,766,022	HSBC	5/10/2017	583	—	583
USD	364,714	HKD	2,834,569	Societe Generale	5/10/2017	230	—	230
USD	63,394,432	KRW	72,250,000,000	Merrill Lynch	7/28/2017	—	(161,726)	(161,726)
USD	16,125,269	KRW	18,359,424,482	Barclays Capital	8/10/2017	—	(28,455)	(28,455)
USD	63,502,527	KRW	72,250,000,000	Merrill Lynch	8/3/2017	—	(59,338)	(59,338)
USD	121,843,343	CHF	120,660,000	UBS Warburg	7/25/2017	—	(73,448)	(73,448)
USD	63,291,488	JPY	6,900,000,000	HSBC	5/2/2017	1,394,201	—	1,394,201
USD	373,250	HKD	2,900,951	HSBC	5/10/2017	231	—	231
USD	76,058,078	INR	4,924,000,000	Bank National Paris	5/9/2017	—	(402,187)	(402,187)
USD	215,530	HKD	1,675,464	HSBC	5/10/2017	91	—	91
USD	62,686,583	JPY	6,900,000,000	Morgan Stanley & Company, Inc.	5/9/2017	772,821	—	772,821
USD	242,215	HKD	1,881,745	HSBC	6/9/2017	91	—	91
USD	328,827	HKD	2,558,670	HSBC	5/10/2017	—	(180)	(180)
USD	874,642	EUR	800,304	Bank National Paris	7/17/2017	—	(595)	(595)
USD	766,773	EUR	701,603	Bank National Paris	7/17/2017	—	(521)	(521)
USD	82,880	HKD	644,755	HSBC	5/10/2017	—	(26)	(26)
USD	430,812	SEK	3,776,182	Bank National Paris	5/10/2017	4,289	—	4,289
USD	53,768,346	JPY	5,949,612,641	HSBC	8/14/2017	155,351	—	155,351
USD	334,654	EUR	306,038	Societe Generale	7/17/2017	—	(38)	(38)
USD	289,095	EUR	264,375	Societe Generale	7/17/2017	—	(33)	(33)
USD	646,194	CAD	881,603	JPMorgan Chase	5/10/2017	282	—	282
USD	162,268,907	EUR	147,613,137	HSBC	8/7/2017	652,426	—	652,426
						$35,297,258	($65,419,101)	($30,121,843)

WRITTEN OPTIONS

Options on index

Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts/notional amount	Premium	Value
Calls
JPMorgan Chase Bank	Swiss Market Index	$8,457.25	Jun 2017	17,830	$4,488,509	($6,446,060)
Morgan Stanley & Company, Inc.	Sao Paulo Se Bovespa Index	65,812.50	Jun 2017	2,566	1,902,331	(1,701,907)
					$6,390,840	(8,147,967)
Puts
Goldman Sachs	KOSPI 200 Index	278.20	Jun 2017	KRW 676,878,185	$3,361,579	($726,799)
					$3,361,579	($726,799)
					$9,752,419	($8,874,766)

SEE NOTES TO FUND'S INVESTMENTS31

Global Absolute Return Strategies Fund

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency		Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	138,798,000		AUD	6 Month BBSW	Fixed 2.8900%	Semiannual	Semiannual	May 2019	—	$1,736,765	$1,736,765
Centrally cleared	92,532,000		AUD	6 Month BBSW	Fixed 2.775%	Semiannual	Semiannual	May 2019	—	1,001,495	1,001,495
Centrally cleared	92,532,000		AUD	6 Month BBSW	Fixed 2.8325%	Semiannual	Semiannual	May 2019	—	1,080,151	1,080,151
Centrally cleared	138,798,000		AUD	6 Month BBSW	Fixed 2.9075%	Semiannual	Semiannual	May 2019	—	1,772,455	1,772,455
Centrally cleared	46,266,000		AUD	6 Month BBSW	Fixed 2.835%	Semiannual	Semiannual	May 2019	—	541,780	541,780
Centrally cleared	386,506,000		AUD	6 Month BBSW	Fixed 2.455%	Semiannual	Semiannual	Oct 2019	—	1,873,127	1,873,127
Centrally cleared	76,808,000		AUD	6 Month BBSW	Fixed 2.9612%	Semiannual	Semiannual	May 2019	—	1,038,878	1,038,878
Centrally cleared	46,266,000		AUD	6 Month BBSW	Fixed 2.8225%	Semiannual	Semiannual	May 2019	—	532,551	532,551
Centrally cleared	32,099,000		AUD	6 Month BBSW	Fixed 2.9000%	Semiannual	Semiannual	Jul 2019	—	395,006	395,006
Centrally cleared	32,099,000		AUD	6 Month BBSW	Fixed 2.7500%	Semiannual	Semiannual	Aug 2019	—	312,313	312,313
Centrally cleared	85,800,000		USD	Fixed 2.5352%	3 Month LIBOR	Semiannual	Semiannual	Oct 2045	—	(36,653)	(36,653)
Centrally cleared	310,494,000		AUD	6 Month BBSW	Fixed 2.4250%	Semiannual	Semiannual	Oct 2019	—	1,314,613	1,314,613
Centrally cleared	40,507,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	284,484	284,484
Centrally cleared	40,687,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	280,398	280,398
Centrally cleared	40,879,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	287,096	287,096
Centrally cleared	40,879,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	287,096	287,096
Centrally cleared	40,879,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	286,368	286,368
Centrally cleared	81,374,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	560,796	560,796
Centrally cleared	81,758,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Nov 2019	—	583,602	583,602
Centrally cleared	122,061,000		AUD	6 Month BBSW	Fixed 2.6500%	Semiannual	Semiannual	Dec 2019	—	841,193	841,193
Centrally cleared	122,061,000		AUD	6 Month BBSW	Fixed 2.6517%	Semiannual	Semiannual	Dec 2019	—	850,342	850,342
Centrally cleared	40,879,000		AUD	6 Month BBSW	Fixed 2.6700%	Semiannual	Semiannual	Dec 2019	—	299,022	299,022
Centrally cleared	3,000,000		USD	Fixed 2.0732%	3 Month LIBOR	Quarterly	Semiannual	Mar 2036	—	200,775	200,775
Centrally cleared	11,400,000		USD	Fixed 2.0492%	3 Month LIBOR	Quarterly	Semiannual	Apr 2036	—	794,525	794,525
Centrally cleared	12,500,000		USD	Fixed 2.7877%	3 Month LIBOR	Quarterly	Semiannual	Mar 2037	—	(569,321)	(569,321)
Centrally cleared	17,000,000		USD	Fixed 2.1062%	3 Month LIBOR	Quarterly	Semiannual	Mar 2036	—	1,047,150	1,047,150
Centrally cleared	17,600,000		USD	Fixed 1.6737%	3 Month LIBOR	Quarterly	Semiannual	Apr 2026	—	806,007	806,007
Centrally cleared	24,600,000		USD	Fixed 2.5747%	3 Month LIBOR	Quarterly	Semiannual	Mar 2027	—	(641,919)	(641,919)
Centrally cleared	25,000,000		USD	Fixed 1.7532%	3 Month LIBOR	Quarterly	Semiannual	Mar 2026	—	995,721	995,721

32SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

Interest rate swaps (continued)

Centrally cleared	Notional amount	Currency	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	25,000,000	USD	Fixed 2.1632%	3 Month LIBOR	Quarterly	Semiannual	Mar 2046	—	2,024,629	2,024,629
Centrally cleared	25,000,000	USD	Fixed 2.1977%	3 Month LIBOR	Quarterly	Semiannual	Mar 2046	—	1,834,970	1,834,970
Centrally cleared	31,000,000	USD	Fixed 2.8082%	3 Month LIBOR	Quarterly	Semiannual	Mar 2047	—	(1,853,522)	(1,853,522)
Centrally cleared	31,500,000	USD	Fixed 2.1657%	3 Month LIBOR	Quarterly	Semiannual	Mar 2046	—	2,509,441	2,509,441
Centrally cleared	44,700,000	USD	Fixed 2.4032%	3 Month LIBOR	Quarterly	Semiannual	Oct 2035	—	536,577	536,577
Centrally cleared	52,300,000	USD	Fixed 1.7137%	3 Month LIBOR	Quarterly	Semiannual	Mar 2026	—	2,230,929	2,230,929
Centrally cleared	56,300,000	USD	Fixed 2.5012%	3 Month LIBOR	Quarterly	Semiannual	Oct 2045	—	316,214	316,214
Centrally cleared	61,391,001	USD	Fixed 2.2081%	3 Month LIBOR	Quarterly	Semiannual	Apr 2024	—	281,613	281,613
Centrally cleared	64,478,992	USD	Fixed 2.2785%	3 Month LIBOR	Quarterly	Semiannual	Apr 2024	—	88,194	88,194
Centrally cleared	79,400,000	USD	Fixed 2.0057%	3 Month LIBOR	Quarterly	Semiannual	Oct 2025	—	1,169,295	1,169,295
Centrally cleared	245,565,003	USD	Fixed 2.2284%	3 Month LIBOR	Quarterly	Semiannual	Apr 2024	—	899,873	899,873
Centrally cleared	245,565,004	USD	Fixed 2.2254%	3 Month LIBOR	Quarterly	Semiannual	Apr 2024	—	930,667	930,667
Centrally cleared	149,646,117	USD	3 Month LIBOR	Fixed 2.0000%	Semiannual	Quarterly	Apr 2021	—	(290,643)	(290,643)
Centrally cleared	61,600,000	USD	3 Month LIBOR	Fixed 2.0057%	Semiannual	Quarterly	Oct 2025	($1,805,385)	1,052,721	(752,664)
Centrally cleared	598,584,470	USD	3 Month LIBOR	Fixed 2.0200%	Semiannual	Quarterly	Apr 2021	—	(946,542)	(946,542)
Centrally cleared	598,584,471	USD	3 Month LIBOR	Fixed 2.0200%	Semiannual	Quarterly	Apr 2021	—	(934,570)	(934,570)
Centrally cleared	163,184,942	USD	3 Month LIBOR	Fixed 2.0700%	Semiannual	Quarterly	Apr 2021	—	(103,133)	(103,133)
Centrally cleared	24,000,000	USD	3 Month LIBOR	Fixed 2.5012%	Semiannual	Quarterly	Oct 2045	2,629,393	(2,694,088)	(64,695)
Centrally cleared	19,400,000	USD	3 Month LIBOR	Fixed 2.5352%	Semiannual	Quarterly	Oct 2045	2,955,099	(2,843,549)	111,550
Centrally cleared	51,000,000	USD	3 Month LIBOR	Fixed 2.5352%	Semiannual	Quarterly	Oct 2045	(1,651,054)	1,944,305	293,251
Centrally cleared	16,049,400	AUD	6 Month BBSW	Fixed 2.9000%	Semiannual	Semiannual	Jun 2019	—	198,409	198,409
Centrally cleared	48,148,050	AUD	6 Month BBSW	Fixed 2.9008%	Semiannual	Semiannual	Jun 2019	—	600,478	600,478
Centrally cleared	160,493,570	AUD	6 Month BBSW	Fixed 2.9040%	Semiannual	Semiannual	Jun 2019	—	1,988,206	1,988,206
Centrally cleared	48,148,100	AUD	6 Month BBSW	Fixed 2.9000%	Semiannual	Semiannual	Jun 2019	—	595,226	595,226
Centrally cleared	27,746,800	AUD	6 Month BBSW	Fixed 2.9000%	Semiannual	Semiannual	Jun 2019	—	343,017	343,017
Centrally cleared	16,049,400	AUD	6 Month BBSW	Fixed 2.9025%	Semiannual	Semiannual	Jun 2019	—	198,997	198,997
Centrally cleared	48,150,000	AUD	6 Month BBSW	Fixed 2.9983%	Semiannual	Semiannual	Jun 2019	—	670,214	670,214
Centrally cleared	16,049,350	AUD	6 Month BBSW	Fixed 2.9000%	Semiannual	Semiannual	Jun 2019	—	199,425	199,425
								$2,128,053	$29,703,169	$31,831,222

SEE NOTES TO FUND'S INVESTMENTS33

Global Absolute Return Strategies Fund

Credit default swaps - Seller

Centrally cleared	Reference obligation	Implied Credit spread and/or credit rating at 4-30-17	Notional amount	Currency		USD Notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	CDX.North America High Yield 28.V1 5Y	3.28%	26,600,000		USD	$26,600,000	5.000%	Quarterly	Jun 2022	$1,631,338	$562,719	$2,194,057
						$26,600,000				$1,631,338	$562,719	$2,194,057

Total return swaps

Pay/ receive	Reference entity	Floating rate	Payment frequency	Currency		Notional amount/ contract amount	Maturity date	Counterparty	Unrealized appreciation (depreciation)	Market value
Pay	Samsung Index	LIBOR	Monthly		USD	3,067,131	Apr 2018	Goldman Sachs	($261,461)	($261,461)
Pay	Samsung Index	LIBOR	Monthly		USD	4,288,977	Apr 2018	Goldman Sachs	(403,630)	(403,630)
Pay	Samsung Index	LIBOR	Monthly		USD	7,514,857	Apr 2018	Goldman Sachs	(859,611)	(859,611)
Pay	Samsung Index	LIBOR	Monthly		USD	522,036	Apr 2018	Goldman Sachs	(53,009)	(53,009)
Pay	Samsung Index	LIBOR	Monthly		USD	1,796,708	Apr 2018	Goldman Sachs	(136,466)	(136,466)
Pay	Samsung Index	LIBOR	Monthly		USD	2,205,183	Apr 2018	Goldman Sachs	(151,915)	(151,915)
Pay	Samsung Index	LIBOR	Monthly		USD	2,987,735	Apr 2018	Goldman Sachs	(174,034)	(174,034)
Pay	Indice Bovespa	LIBOR	Quarterly		USD	35,600,202	Dec 2017	Morgan Stanley & Company, Inc.	872,675	872,675
Pay	Indice Bovespa	LIBOR	Quarterly		USD	34,566,719	Dec 2017	Societe Generale	(260,039)	(260,039)
Pay	Indice Bovespa	LIBOR	Quarterly		USD	34,566,719	Dec 2017	Societe Generale	(260,039)	(260,039)
Pay	Consumer Staples Select Sector Index	LIBOR	Monthly		USD	139,909,221	Aug 2017	Deutsche Bank	(1,485,363)	(1,485,363)
Pay	Consumer Staples Select Sector Index	LIBOR	Monthly		USD	50,361,267	Oct 2017	Goldman Sachs	301,549	301,549
Pay	Consumer Staples Select Sector Index	LIBOR	Monthly		USD	56,808,975	Oct 2017	Goldman Sachs	340,156	340,156
Pay	Consumer Staples Select Sector Index	LIBOR	Monthly		USD	45,121,694	Nov 2017	Societe Generale	43,442	43,442
Pay	Consumer Staples Select Sector Index	LIBOR	Monthly		USD	52,641,977	Nov 2017	Societe Generale	50,682	50,682
Pay	Consumer Staples Select Sector Index	LIBOR	Monthly		USD	52,644,255	Nov 2017	Societe Generale	50,684	50,684
									($2,386,379)	($2,386,379)

Variance swaps

Counterparty	Reference entity	Currency		Notional amount	USD Notional amount	Pay/receive variance	Payment frequency	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Barclays Capital	S&P 500 Index		USD	98,037	$98,037	Receive	At maturity	Aug 2017	13.38%	($15,303)	($15,303)
Barclays Capital	S&P 500 Index		USD	98,000	98,000	Receive	At maturity	Aug 2017	13.50%	(27,792)	(27,792)
Barclays Capital	S&P 500 Index		USD	100,000	100,000	Receive	At maturity	Aug 2017	13.80%	(60,899)	(60,899)
Barclays Capital	S&P 500 Index		USD	1,400,001	1,400,001	Receive	At maturity	Aug 2017	14.00%	(79,811)	(79,811)
Barclays Capital	S&P 500 Index		USD	1,400,001	1,400,001	Receive	At maturity	Aug 2017	14.00%	(79,811)	(79,811)
Barclays Capital	S&P 500 Index		USD	28,000	28,000	Receive	At maturity	Jul 2017	14.15%	(57,015)	(57,015)
BNP Paribas	FTSE 100		GBP	226,260	293,254	Pay	At maturity	Dec 2018	19.95%	1,615,586	1,615,586
BNP Paribas	Hang Seng Index		HKD	2,278,000	293,674	Receive	At maturity	Dec 2018	31.40%	(2,273,976)	(2,273,976)
BNP Paribas	FTSE 100		GBP	39,000	48,251	Receive	At maturity	Jul 2017	14.70%	(71,896)	(71,896)
BNP Paribas	FTSE 100		GBP	250,000	312,024	Pay	At maturity	Dec 2018	20.15%	916,994	916,994
BNP Paribas	Hang Seng Index		HKD	2,430,000	313,239	Receive	At maturity	Dec 2018	29.30%	(1,644,060)	(1,644,060)
BNP Paribas	S&P 500 Index		USD	85,400	85,400	Receive	At maturity	May 2017	14.85%	(461,240)	(461,240)
BNP Paribas	S&P 500 Index		USD	171,000	171,000	Receive	At maturity	May 2017	15.00%	(932,453)	(932,453)
Citibank N.A.	S&P 500 Index		USD	50,000	50,000	Receive	At maturity	May 2017	14.80%	(269,784)	(269,784)
Citibank N.A.	S&P 500 Index		USD	220,000	220,000	Receive	At maturity	May 2017	14.90%	(1,200,995)	(1,200,995)
Deutsche Bank	Nikkei 225		JPY	5,200,000	46,993	Receive	At maturity	Jul 2017	18.80%	(128,898)	(128,898)

34SEE NOTES TO FUND'S INVESTMENTS

Global Absolute Return Strategies Fund

Variance swaps (continued)

Counterparty	Reference entity	Currency	Notional amount	USD Notional amount	Pay/receive variance	Payment frequency	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
Goldman Sachs	Kospi 200 Index	KRW	62,500,000	54,480	Receive	At maturity	May 2017	14.60%	(249,109)	(249,109)
JPMorgan Chase	Kospi 200 Index	KRW	250,000,000	217,723	Receive	At maturity	Dec 2017	21.65%	(1,465,872)	(1,465,872)
JPMorgan Chase	S&P 500 Index	USD	217,000	217,000	Pay	At maturity	Dec 2017	21.80%	1,604,563	1,604,563
JPMorgan Chase	FTSE 100	GBP	190,000	237,405	Pay	At maturity	Dec 2018	22.55%	1,294,086	1,294,086
JPMorgan Chase	FTSE 100	GBP	46,200	57,882	Pay	At maturity	Dec 2018	19.68%	142,482	142,482
JPMorgan Chase	FTSE 100	GBP	47,300	59,180	Pay	At maturity	Dec 2018	19.87%	156,949	156,949
JPMorgan Chase	Hang Seng Index	HKD	1,846,500	238,075	Receive	At maturity	Dec 2018	31.55%	(1,791,738)	(1,791,738)
JPMorgan Chase	Hang Seng Index	HKD	455,000	58,644	Receive	At maturity	Dec 2018	29.26%	(305,043)	(305,043)
JPMorgan Chase	Hang Seng Index	HKD	447,000	57,606	Receive	At maturity	Dec 2018	29.29%	(300,573)	(300,573)
JPMorgan Chase	Kospi 200 Index	KRW	345,965,000	290,288	Receive	At maturity	Dec 2017	21.14%	(1,882,557)	(1,882,557)
JPMorgan Chase	Kospi 200 Index	KRW	100,000,000	84,767	Receive	At maturity	Dec 2017	22.13%	(609,268)	(609,268)
JPMorgan Chase	Kospi 200 Index	KRW	100,000,000	87,271	Receive	At maturity	Dec 2017	21.83%	(599,005)	(599,005)
JPMorgan Chase	Kospi 200 Index	KRW	197,424,893	167,643	Receive	At maturity	Dec 2017	23.30%	(1,345,080)	(1,345,080)
JPMorgan Chase	S&P 500 Index	USD	290,000	290,000	Pay	At maturity	Dec 2017	21.29%	2,035,155	2,035,155
JPMorgan Chase	S&P 500 Index	USD	84,875	84,875	Pay	At maturity	Dec 2017	22.28%	653,106	653,106
JPMorgan Chase	S&P 500 Index	USD	87,300	87,300	Pay	At maturity	Dec 2017	22.54%	692,597	692,597
JPMorgan Chase	S&P 500 Index	USD	170,000	170,000	Pay	At maturity	Dec 2017	23.60%	1,377,316	1,377,316
JPMorgan Chase	S&P 500 Index	USD	150,000	150,000	Receive	At maturity	Jun 2017	14.60%	(610,806)	(610,806)
JPMorgan Chase	S&P 500 Index	USD	155,000	155,000	Receive	At maturity	Jun 2017	14.85%	(683,574)	(683,574)
Merrill Lynch	S&P 500 Index	USD	45,000	45,000	Receive	At maturity	Jul 2017	13.65%	(78,154)	(78,154)
Merrill Lynch	S&P 500 Index	USD	44,000	44,000	Receive	At maturity	Jul 2017	13.65%	(76,417)	(76,417)
Merrill Lynch	S&P 500 Index	USD	77,000	77,000	Receive	At maturity	Jul 2017	13.90%	(168,494)	(168,494)
Morgan Stanley & Company, Inc.	FTSE 100	GBP	37,000	46,233	Receive	At maturity	Jul 2017	14.58%	(68,232)	(68,232)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	86,700	86,700	Receive	At maturity	Jun 2017	13.79%	(293,602)	(293,602)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	157,000	157,000	Receive	At maturity	Jun 2017	13.79%	(531,667)	(531,667)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	35,388	35,388	Receive	At maturity	Jun 2017	14.53%	(142,237)	(142,237)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	93,868	93,868	Receive	At maturity	Jul 2017	14.58%	(266,792)	(266,792)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	195,933	195,933	Receive	At maturity	Jul 2017	14.58%	(556,882)	(556,882)
Morgan Stanley & Company, Inc.	S&P 500 Index	USD	155,000	155,000	Receive	At maturity	Jun 2017	14.69%	(666,125)	(666,125)
Societe Generale	FTSE 100	GBP	300,000	398,878	Pay	At maturity	Dec 2018	22.75%	2,200,025	2,200,025
Societe Generale	FTSE 100	GBP	48,000	61,594	Receive	At maturity	Aug 2017	14.10%	(45,054)	(45,054)
Societe Generale	FTSE 100	GBP	553,015	707,280	Receive	At maturity	Aug 2017	14.18%	(44,175)	(44,175)
Societe Generale	FTSE 100	GBP	41,500	51,983	Receive	At maturity	May 2017	14.40%	(201,597)	(201,597)
Societe Generale	FTSE 100	GBP	42,700	53,486	Receive	At maturity	May 2017	14.70%	(219,614)	(219,614)
Societe Generale	FTSE 100	GBP	112,500	139,668	Receive	At maturity	May 2017	15.00%	(585,946)	(585,946)
Societe Generale	FTSE 100	GBP	160,000	202,537	Pay	At maturity	Dec 2018	20.15%	591,331	591,331
Societe Generale	FTSE 100	GBP	185,000	225,458	Pay	At maturity	Dec 2018	21.25%	934,963	934,963
Societe Generale	Hang Seng Index	HKD	1,561,040	201,179	Receive	At maturity	Dec 2018	29.25%	(1,055,142)	(1,055,142)
Societe Generale	Hang Seng Index	HKD	1,750,000	225,672	Receive	At maturity	Dec 2018	30.35%	(1,413,622)	(1,413,622)
Societe Generale	Hang Seng Index	HKD	3,088,550	398,245	Receive	At maturity	Dec 2018	32.25%	(3,270,465)	(3,270,465)
Societe Generale	Nikkei 225	JPY	5,300,000	47,700	Receive	At maturity	Aug 2017	17.95%	(29,418)	(29,418)
Societe Generale	Nikkei 225	JPY	11,481,284	103,454	Receive	At maturity	Jul 2017	18.70%	(295,278)	(295,278)
Societe Generale	Kospi 200 Index	KRW	75,000,000	67,129	Receive	At maturity	Jul 2017	15.00%	(79,102)	(79,102)
Societe Generale	S&P 500 Index	USD	100,000	100,000	Receive	At maturity	Jun 2017	15.00%	(457,493)	(457,493)
Societe Generale	S&P 500 Index	USD	154,000	154,000	Receive	At maturity	Jun 2017	15.00%	(704,539)	(704,539)
Societe Generale	S&P 500 Index	USD	158,000	158,000	Receive	At maturity	May 2017	15.07%	(875,371)	(875,371)
UBS AG	Kospi 200 Index	KRW	60,100,000	52,175	Receive	At maturity	May 2017	14.40%	(225,651)	(225,651)
UBS AG	Kospi 200 Index	KRW	77,000,000	68,484	Receive	At maturity	Jul 2017	14.65%	(35,555)	(35,555)
UBS AG	Kospi 200 Index	KRW	54,200,000	47,367	Receive	At maturity	Jun 2017	14.78%	(146,560)	(146,560)

SEE NOTES TO FUND'S INVESTMENTS35

Global Absolute Return Strategies Fund

Variance swaps (continued)

Counterparty	Reference entity	Currency	Notional amount	USD Notional amount	Pay/receive variance	Payment frequency	Maturity date	Volatility strike price	Unrealized appreciation (depreciation)	Market value
UBS AG	S&P 500 Index	USD	81,300	81,300	Receive	At maturity	May 2017	14.20%	(396,455)	(396,455)
UBS AG	S&P 500 Index	USD	123,000	123,000	Receive	At maturity	May 2017	14.20%	(608,260)	(608,260)
UBS AG	S&P 500 Index	USD	54,600	54,600	Receive	At maturity	Jul 2017	14.25%	(138,027)	(138,027)
				$12,382,324					($16,607,331)	($16,607,331)

Derivative currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

Derivatives abbreviations

BBSW	Bank Bill Swap Rate
LIBOR	London Interbank Offered Rate

See Notes to Fund's investments regarding investment transactions and other derivatives information.

36SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,076,152,363	—	$1,076,152,363	—
Foreign government obligations	3,361,519	—	3,361,519	—
U.S. Government and Agency obligations	659,183,784	—	659,183,784	—
Common stocks	2,415,359,947	$1,112,117,198	1,302,513,463	$729,286
Purchased options	94,728,337	86,126,698	8,601,639	—
Short-term investments	1,460,333,881	97,254,615	1,363,079,266	—
Total investments in securities	$5,709,119,831	$1,295,498,511	$4,412,892,034	$729,286
Other financial instruments:
Futures	$50,675,707	$52,013,995	($1,338,288)	—
Forward foreign currency contracts	(30,121,843)	—	(30,121,843)	—
Written options	(8,874,766)	(8,874,766)	—	—
Interest rate swaps	31,831,222	—	31,831,222	—
Credit default swaps	2,194,057	—	2,194,057	—
Total return swaps	(2,386,379)	—	(2,386,379)	—
Variance swaps	(16,607,331)	—	(16,607,331)	—

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2017, the fund used futures contracts to manage against anticipated changes in securities markets and interest rates, gain exposure to certain securities markets and foreign bond markets, and to maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended April 30, 2017, the fund used purchased options to to manage duration of the fund, manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies, manage against anticipated interest rate changes, and to maintain diversity of the fund.

During the period ended April 30, 2017, the fund wrote option contracts to manage duration of the fund, manage against anticipated changes in securities markets and currency exchange rates, gain exposure to certain securities markets and foreign currencies, manage against anticipated interest rate changes, and to maintain diversity of the fund. The following tables summarize the fund's written options activities during the period ended April 30, 2017 and the contracts held at April 30, 2017.

	KRW notional amount	Number of contracts	Premiums received
Outstanding, beginning of period	—	34,291	$34,795,265
Options written	676,878,185	77,834	39,049,169
Options closed	—	(91,729)	(64,092,015)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	676,878,185	20,396	$9,752,419

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).

Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund, and to gain exposure to treasuries markets.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended April 30, 2017, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2017 to take a long position in the exposure of the benchmark credit.

Total return swaps. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The fund may enter into total return swaps in which it may act as either the Buyer of the Seller.

During the period ended April 30, 2017, the fund used total return swaps to manage against anticipated changes in securities, gain exposure to certain securities markets, and to maintain diversity of the fund.

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

During the period ended April 30, 2017, the fund used variance swaps to maintain diversity of the fund and manage against volatility and anticipated changes in securities markets.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	395Q3	04/17
This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.		6/17

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: June 14, 2017

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 14, 2017